REGISTRATION STATEMENT NO. 333-40193
                                                                       811-08477

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                                   ----------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND,INC.               SMITH BARNEY INVESTMENT SERIES
  AllianceBernstein Growth and Income Portfolio -- Class B(1)       Smith Barney Dividend Strategy Portfolio(5)
  AllianceBernstein Large Cap Growth Portfolio -- Class B(2)      SMITH BARNEY MULTIPLE DISCIPLINE TRUST
AMERICAN FUNDS INSURANCE SERIES                                     Multiple Discipline Portfolio -- All Cap Growth and Value
  Global Growth Fund -- Class 2 Shares                              Multiple Discipline Portfolio -- Global All Cap Growth and
  Growth Fund -- Class 2 Shares                                       Value
  Growth-Income Fund -- Class 2 Shares                              Multiple Discipline Portfolio -- Large Cap Growth and Value
DELAWARE VIP TRUST                                                THE TRAVELERS SERIES TRUST
  Delaware VIP REIT Series -- Standard Class                        Equity Income Portfolio
  Delaware VIP Small Cap Value Series -- Standard Class             Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    Large Cap Portfolio
  Dreyfus Variable Investment Fund -- Appreciation                  Mercury Large Cap Core Portfolio(6)
    Portfolio -- Initial Shares                                   MFS Mid Cap Growth Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders            MFS Value Portfolio
    Portfolio -- Initial Shares(3)                                  Mondrian International Stock Portfolio(7)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Pioneer Fund Portfolio(8)
  Mutual Shares Securities Fund -- Class 2 Shares                   Pioneer Mid Cap Value Portfolio
  Templeton Developing Markets Securities Fund -- Class 2           Style Focus Series: Small Cap Growth Portfolio
    Shares                                                          Style Focus Series: Small Cap Value Portfolio
  Templeton Foreign Securities Fund -- Class 2 Shares               U.S. Government Securities Portfolio
GREENWICH STREET SERIES FUND                                      TRAVELERS SERIES FUND INC.
  Appreciation Portfolio                                            AIM Capital Appreciation Portfolio
  Fundamental Value Portfolio                                       SB Adjustable Rate Income Portfolio Smith Barney Class
JANUS ASPEN SERIES                                                  Smith Barney Aggressive Growth Portfolio
  Growth and Income Portfolio -- Service Shares                     Smith Barney High Income Portfolio
  Mid Cap Growth Portfolio -- Service Shares(4)                     Smith Barney Large Capitalization Growth Portfolio
LAZARD RETIREMENT SERIES, INC.                                      Smith Barney Mid Cap Core Portfolio
  Lazard Retirement Small Cap Portfolio                             Smith Barney Money Market Portfolio
LORD ABBETT SERIES FUND, INC.                                       Strategic Equity Portfolio(9)
  Growth and Income Portfolio                                       Travelers Managed Income Portfolio
  Mid-Cap Value Portfolio                                         VAN KAMPEN LIFE INVESTMENT TRUST
PIMCO VARIABLE INSURANCE TRUST                                      Emerging Growth Portfolio Class II Shares
  Real Return Portfolio -- Administrative Class                   VANGUARD VARIABLE INSURANCE FUND
  Total Return Portfolio -- Administrative Class                    Capital Growth Portfolio
PUTNAM VARIABLE TRUST                                             VARIABLE ANNUITY PORTFOLIOS
  Putnam VT Small Cap Value Fund -- Class IB Shares                 Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                       VARIABLE INSURANCE PRODUCTS FUND
  Investors Fund -- Class I                                         Mid Cap Portfolio -- Service Class 2

--------------
(1) Formerly Growth and Income Portfolio -- Class B                 (6) Formerly MFS Research Portfolio
(2) Formerly AllianceBernstein Premier Growth Portfolio -- Class B  (7) Formerly Lazard International Stock Portfolio
(3) Formerly Small Cap Portfolio -- Initial Shares                  (8) Formerly Utilities Portfolio
(4) Formerly Aggressive Growth Portfolio -- Service Shares          (9) Formerly Alliance Growth Portfolio
(5) Formerly Smith Barney Large Cap Core Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...........................................     3    Payment Options........................................  39
Summary............................................     4       Election of Options.................................  39
Fee Table..........................................     7       Annuity Options.....................................  39
Condensed Financial Information....................    15       Variable Liquidity Benefit..........................  40
The Annuity Contract...............................    15    Miscellaneous Contract Provisions......................  40
   Contract Owner Inquiries........................    16       Right to Return.....................................  40
   Purchase Payments...............................    16       Termination.........................................  40
   Accumulation Units..............................    16       Required Reports....................................  40
   The Variable Funding Options....................    17       Suspension of Payments..............................  41
Charges and Deductions.............................    22    The Separate Accounts..................................  41
   General.........................................    22       Performance Information.............................  41
   Transfer Charge.................................    23    Federal Tax Considerations.............................  42
   Administrative Charges..........................    23       General Taxation of Annuities.......................  42
   Mortality and Expense Risk Charge...............    23       Types of Contracts: Qualified and Non-qualified.....  42
   Enhanced Stepped-Up Provision Charge............    24       Qualified Annuity Contracts.........................  42
   Guaranteed Minimum Withdrawal Benefit                          Taxation of Qualified Annuity Contracts...........  42
    Charge.........................................    24         Mandatory Distributions for Qualified Plans.......  43
   Variable Funding Option Expenses................    24       Non-qualified Annuity Contracts.....................  43
   Premium Tax.....................................    24         Diversification Requirements for Variable
   Changes in Taxes Based upon Premium                              Annuities.......................................  44
     or Value......................................    24         Ownership of the Investments......................  44
Transfers..........................................    24         Taxation of Death Benefit Proceeds................  44
Asset Allocation Program...........................    26       Other Tax Considerations............................  44
Access to Your Money...............................    26         Treatment of Charges for Optional Benefits........  44
   Guaranteed Minimum Withdrawal Benefit...........    26         Penalty Tax for Premature Distribution............  44
   Systematic Withdrawals..........................    32         Puerto Rico Tax Considerations....................  45
Ownership Provisions...............................    32         Non-Resident Aliens...............................  45
   Types of Ownership..............................    32    Other Information......................................  45
     Contract Owner................................    32       The Insurance Companies.............................  45
     Beneficiary...................................    33       Financial Statements................................  46
     Annuitant.....................................    33       Distribution of Variable Annuity Contracts..........  46
Death Benefit......................................    33       Conformity with State and Federal Laws..............  47
   Death Proceeds before the Maturity Date.........    33       Voting Rights.......................................  48
   Enhanced Stepped-Up Provision...................    34       Restrictions on Financial Transactions..............  48
   Payment of Proceeds.............................    35       Legal Proceedings and Opinions......................  48
   Spousal Contract Continuance....................    37    Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance................    37       for The Travelers Insurance Company:
   Death Proceeds after the Maturity Date..........    37         Separate Account TM............................... A-1
The Annuity Period.................................    38    Appendix B: Condensed Financial Information
   Maturity Date...................................    38       for The Travelers Life and Annuity Company:
   Allocation of Annuity...........................    38         Separate Account TM II............................ B-1
   Variable Annuity................................    38    Appendix C: Contents of the Statement
   Fixed Annuity...................................    39       of Additional Information........................... C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE........................................     $10(1)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

CONTRACT ADMINISTRATIVE CHARGE

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

                                                                          STANDARD DEATH BENEFIT      ENHANCED DEATH BENEFIT
                                                                        --------------------------- ----------------------------
Mortality and Expense Risk Charge.....................................            1.55%                        1.70%
Administrative Expense Charge.........................................            0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
   SELECTED...........................................................            1.70%                        1.85%
Optional E.S.P. Charge................................................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......            1.95%                        2.10%
Optional GMWB I Charge................................................            0.40%(3)                     0.40%(3)
Optional GMWB II Charge...............................................            0.50%(3)                     0.50%(3)
Optional GMWB III Charge..............................................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED                   2.10%                        2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED                  2.20%                        2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED                 1.95%                        2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.            2.35%                        2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED            2.45%                        2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
SELECTED..............................................................            2.20%                        2.35%

--------
(1)  We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3)  The maximum charge for GMWB I and GMWB II is 1.00%.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                       MAXIMUM
                                                              ----------------------------   ---------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.42%                         1.79%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                  CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)          OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE             FEES         EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     ------------     --------   ------------   ---------------      ---------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Premier Equity
     Fund -- Series I Shares+.     0.61%             --           0.30%        0.91%             --             0.91%(1)

ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.

   AllianceBernstein Growth
     and Income Portfolio --
     Class B*................      0.55%           0.25%          0.03%        0.83%             --             0.83%(2)

   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*................      0.75%           0.25%          0.05%        1.05%             --             1.05%(2)

AMERICAN FUNDS INSURANCE
   SERIES

   Global Growth Fund --
     Class 2 Shares*.........      0.61%           0.25%          0.04%        0.90%             --             --(31)

   Growth Fund -- Class 2
     Shares*.................      0.35%           0.25%          0.01%        0.61%             --             0.61%

   Growth-Income Fund --
     Class 2 Shares*.........      0.29%           0.25%          0.02%        0.56%             --             --(31)

CREDIT SUISSE TRUST

   Credit Suisse Trust
     Emerging Market
     Portfolio+..............      1.25%             --           0.44%        1.69%             --             --(3)(31)

DELAWARE VIP TRUST

   Delaware VIP REIT Series
     -- Standard Class........     0.74%             --           0.10%        0.84%             --             0.84%(4)

   Delaware VIP Small Cap
     Value Series -- Standard
     Class...................      0.74%             --           0.09%        0.83%             --             0.83%(4)

DREYFUS VARIABLE INVESTMENT
   FUND

   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........     0.75%             --           0.04%        0.79%             --             0.79%

   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares..................      0.75%             --           0.04%        0.79%             --             0.79%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2 Shares*+......     0.48%           0.25%          0.29%        1.02%           0.03%            0.99%(5)

   Mutual Shares Securities
     Fund -- Class 2 Shares*..     0.60%           0.25%          0.15%        1.00%             --             1.00%(6)

   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......     1.25%           0.25%          0.29%        1.79%             --             1.79%

   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.68%           0.25%          0.19%        1.12%           0.05%            1.07%(7)

                                               DISTRIBUTION
                                                  AND/OR                                  CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)          OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE             FEES         EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     ------------     --------   ------------   ---------------      ---------
GREENWICH STREET SERIES FUND

   Appreciation Portfolio....      0.73%             --           0.02%        0.75%             --             0.75%(8)

   Fundamental Value
     Portfolio...............      0.75%             --           0.02%        0.77%             --             0.77%(9)

JANUS ASPEN SERIES

   Growth and Income
     Portfolio -- Service
     Shares*.................      0.62%           0.25%          0.13%        1.00%             --             1.00%

   International Growth
     Portfolio -- Service
     Shares*+................      0.64%           0.25%          0.04%        0.93%             --             0.93%

   Mid Cap Growth Portfolio
     -- Service Shares*.......     0.64%           0.25%          0.01%        0.90%             --             0.90%

LAZARD RETIREMENT SERIES,
   INC.

   Lazard Retirement Small
     Cap Portfolio*..........      0.75%           0.25%          0.37%        1.37%             --             1.37%(10)

LORD ABBETT SERIES FUND, INC.

   Growth and Income
     Portfolio...............      0.50%             --           0.39%        0.89%             --             0.89%

   Mid-Cap Value Portfolio...      0.75%             --           0.42%        1.17%             --             1.17%

PIMCO VARIABLE INSURANCE
   TRUST

   Real Return Portfolio --
     Administrative Class*...      0.25%           0.15%          0.25%        0.65%             --             0.65%(11)

   Total Return Portfolio --
     Administrative Class*...      0.25%           0.15%          0.25%        0.65%             --             0.65%(11)

PUTNAM VARIABLE TRUST

   Putnam VT Discovery
     Growth Fund -- Class IB
     Shares*+................      0.70%           0.25%          0.38%        1.33%             --             1.33%(12)

   Putnam VT International
     Equity Fund -- Class IB
     Shares*+................      0.75%           0.25%          0.19%        1.19%             --             1.19%

   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.     0.77%           0.25%          0.10%        1.12%             --             1.12%

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.

   All Cap Fund -- Class I+...     0.81%             --           0.08%        0.89%             --             0.89%(13)

   Investors Fund -- Class I..     0.68%             --           0.09%        0.77%             --             0.77%(14)

SMITH BARNEY INVESTMENT
   SERIES

   Smith Barney Dividend
     Strategy Portfolio......      0.73%             --           0.15%        0.88%             --             0.88%(15)

SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST

   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*.......      0.75%           0.25%          0.07%        1.07%             --             --(16)(31)

   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*...      0.75%           0.25%          0.28%        1.28%             --             --(16)(31)

   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*.......      0.75%           0.25%          0.36%        1.36%             --             --(16)(31)

THE TRAVELERS SERIES TRUST

   Disciplined Mid Cap Stock
     Portfolio+..............      0.70%             --           0.12%        0.82%             --             --(19)(31)

   Equity Income Portfolio...      0.73%             --           0.11%        0.84%             --             --(17)(31)

                                               DISTRIBUTION
                                                  AND/OR                                  CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)          OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE             FEES         EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     ------------     --------   ------------   ---------------      ---------
   Federated High Yield            0.65%             --           0.22%        0.87%             --             --(19)(31)
     Portfolio...............

   Large Cap Portfolio.......      0.75%             --           0.11%        0.86%             --             0.86%(17)

   Mercury Large Cap Core
     Portfolio...............      0.79%             --           0.16%        0.95%             --             --(18)(31)

   MFS Mid Cap Growth
     Portfolio...............      0.75%             --           0.13%        0.88%             --             --(20)(31)

   MFS Value Portfolio.......      0.72%             --           0.39%        1.11%             --             --(21)(31)

   Mondrian International
     Stock Portfolio.........      0.72%             --           0.19%        0.91%             --             --(22)(31)

   Pioneer Fund Portfolio....      0.75%             --           0.37%        1.12%             --             --(23)(31)

   Pioneer Mid Cap Value
     Portfolio...............      0.75%             --           0.43%        1.18%           0.18%            1.00%(24)

   Style Focus Series: Small
     Cap Growth Portfolio....      0.85%             --           0.43%        1.28%           0.18%            1.10%(25)

   Style Focus Series: Small
     Cap Value Portfolio.....      0.83%             --           0.43%        1.26%           0.16%            1.10%(26)

   U.S. Government
     Securities Portfolio....      0.32%             --           0.11%        0.43%             --             --(19)(31)

TRAVELERS SERIES FUND INC.

   AIM Capital Appreciation
     Portfolio...............      0.80%             --           0.05%        0.85%             --             0.85%

   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*..................      0.60%           0.25%          0.46%        1.31%             --             1.31%

   Smith Barney Aggressive
     Growth Portfolio........      0.80%             --           0.02%        0.82%             --             0.82%(27)

   Smith Barney High Income
     Portfolio...............      0.60%             --           0.06%        0.66%             --             0.66%

   Smith Barney Large
     Capitalization Growth
     Portfolio...............      0.75%             --           0.03%        0.78%             --             0.78%(28)

   Smith Barney Mid Cap Core
     Portfolio...............      0.75%             --           0.08%        0.83%             --             0.83%

   Smith Barney Money Market
     Portfolio...............      0.50%             --           0.03%        0.53%             --             0.53%

   Strategic Equity Portfolio      0.80%             --           0.05%        0.85%             --             0.85%

   Travelers Managed Income
     Portfolio...............      0.65%             --           0.04%        0.69%             --             0.69%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Emerging Growth Portfolio
     Class II Shares*........      0.70%           0.25%          0.07%        1.02%             --             1.02%

VANGUARD VARIABLE INSURANCE
   FUND

   Capital Growth Portfolio..      0.39%             --           0.03%        0.42%             --             0.42%

VARIABLE ANNUITY PORTFOLIOS

   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%             --           0.35%        1.10%             --             --(31)

VARIABLE INSURANCE PRODUCTS
   FUND

   Mid Cap Portfolio --
     Service Class 2*........      0.57%           0.25%          0.14%        0.96%             --             --(29)(31)

WELLS FARGO VARIABLE TRUST

   Wells Fargo Advantage
     Multi Cap Value Fund*+..      0.75%           0.25%          0.36%        1.36%           0.22%            1.14%(30)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(2) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(3) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(10) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitation, Net Total Annual Operating Expenses are 1.19%.

(13) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(14) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(15) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(16) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(17) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(19) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(22) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows: 0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(23) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(28) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(30) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund. The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Multi Cap Value is as follows:
     0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Multi Cap Value Funds are based on estimates for the current fiscal year. The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Multi Cap Value Funds. For the Multi Cap Value Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(31) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        ------------------                                                     ------------------------  ------------------------
        Global Growth Fund -- Class 2 Shares................................             0.01%                     0.89%
        Growth-Income Fund -- Class 2 Shares................................             0.01%                     0.55%
        Credit Suisse Trust Emerging Market Portfolio......................              0.29%                     1.40%
        Multiple Discipline Portfolio -- All Cap Growth and Value...........             0.12%                     0.95%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value....             0.28%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value.........             0.36%                     1.00%
        Disciplined Mid Cap Stock Portfolio................................              0.02%                     0.80%
        Equity Income Portfolio............................................              0.01%                     0.83%
        Federated High Yield Portfolio.....................................              0.04%                     0.83%
        Mercury Large Cap Core Portfolio...................................              0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................              0.02%                     0.86%
        MFS Value Portfolio................................................              0.11%                     1.00%
        Mondrian International Stock Portfolio.............................              0.02%                     0.89%
        Pioneer Fund Portfolio.............................................              0.13%                     0.99%
        U.S. Government Securities Portfolio...............................              0.01%                     0.42%
        Smith Barney Small Cap Growth Opportunities Portfolio..............              0.20%                     0.90%
        Mid Cap Portfolio -- Service Class 2................................             0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                          --------  ---------  --------   -------- --------  --------   --------- ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     486       1460       2438       4893     486       1460       2438      4893

Underlying Fund with Minimum Total
Annual Operating Expenses..............     351       1070       1811       3763     351       1070       1811      3763

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                          --------  ---------  --------   -------- --------  --------   --------- ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     427        1292      2169       4419     427       1292       2169      4419

Underlying Fund with Minimum Total
Annual Operating Expenses..............     292        894       1522       3212     292       894        1522      3212

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                          --------  ---------  --------   -------- --------  --------   --------- ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     437        1320      2214       4500     437       1320       2214      4500

Underlying Fund with Minimum Total
Annual Operating Expenses..............     302        924       1571       3306     302       924        1571      3306

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ---------------------------------------- ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                          --------  ---------  --------   -------- --------  --------   --------- ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     413        1249      2100       4296     413       1249       2100      4296

Underlying Fund with Minimum Total
Annual Operating Expenses..............     277        850       1449       3068     277       850        1449      3068


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
      -------------------------------                    -------------------------------------------------
      Standard Death Benefit

      (Contracts issued on or after May 2, 2005)                                 Age 80

      Standard Death Benefit

      (Contracts issued before May 2, 2005)                                      Age 85

      Enhanced Death Benefit                                                     Age 79

      Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each variable funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each variable funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                    capital. Income is a secondary
                                         objective. The Fund invests, normally,
                                         at least 80% of its net assets, plus the
                                         amount of any borrowings for investment
                                         purposes, in equity securities,
                                         including convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.

   AllianceBernstein Growth and          Seeks reasonable current income             Alliance Capital Management L.P.
     Income Portfolio -- Class B         opportunity for appreciation through
                                         investments primarily in dividend-paying
                                         common stocks of good quality companies.

   AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B                aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES

   Global Growth Fund -- Class 2 Shares  Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of        ("CRM")
                                         companies located around the world.

   Growth Fund -- Class 2 Shares         Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                         normally invests in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares  Seeks capital appreciation and income.      Capital Research and Management Co.
                                         The Fund normally invests in common
                                         stocks or other securities that
                                         demonstrate the potential for
                                         appreciation and/or dividends.

CREDIT SUISSE TRUST

   Credit Suisse Trust Emerging          Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                   Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                         securities of companies located in, or      Management Limited (U.K.),
                                         conducting a majority of their business,    (Australia)
                                         in emerging markets.
DELAWARE VIP TRUST

   Delaware VIP REIT Series --           Seeks to achieve maximum long term total    Delaware Management Company
     Standard Class                      return with capital appreciation as a       ("Delaware")
                                         secondary objective. The Fund normally
                                         invests in companies that manage a
                                         portfolio of real estate to earn profits
                                         for shareholders (REITS).

   Delaware VIP Small Cap Value          Seeks capital appreciation. The Fund        Delaware Management Company
     Series -- Standard Class            normally invests in securities of small
                                         capitalization companies.

DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund --   Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial   consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                              capital. Current income is a secondary
                                         objective. The Fund normally invests in
                                         common stocks of established companies.

   Dreyfus Variable Investment Fund --   Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --     The Fund normally invests in companies
     Initial Shares                      with market capitalizations of less
                                         than $2 billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Small-Mid Cap Growth         Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+  normally invests at least 80% of its net assets in investments of small
                                         capitalization and mid capitalization
                                         companies.

   Mutual Shares Securities Fund --      Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                      secondary objective. The Fund normally
                                         invests in U.S. equity securities, and
                                         substantially in undervalued stocks,
                                         risk arbitrage securities and distressed
                                         companies.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Templeton Developing Markets          Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares   The Fund normally invests at least 80%
                                         of its net assets in the emerging market
                                         investments, and invests primarily to
                                         predominantly in equity securities.

   Templeton Foreign Securities Fund     Seeks long-term capital growth. The Fund    Templeton Investment Counsel, LLC
     -- Class 2 Shares                   normally invests at least 80% of its net
                                         assets in investments of issuers located
                                         outside of the U.S., including those in
                                         emerging markets.

GREENWICH STREET SERIES FUND

   Appreciation Portfolio                Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                         capital. The Fund normally invests in
                                         ("SBFM") equity securities of U.S.
                                         companies of medium and large
                                         capitalization.

   Fundamental Value Portfolio           Seeks long-term capital growth. Current     SBFM
                                         income is a secondary consideration. The
                                         Fund normally invests in common stocks,
                                         and common stock equivalents of
                                         companies, the manager believes are
                                         undervalued.
JANUS ASPEN SERIES

   Growth and Income Portfolio --        Seeks long-term capital growth and          Janus Capital
     Service Shares                      current income. The Fund normally
                                         invests in common stocks selected for
                                         their growth potential and in securities
                                         selected for their income potential.

   International Growth Portfolio --     Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                     Fund normally invests in securities of
                                         issuers from at least five countries,
                                         excluding the U.S.

   Mid Cap Growth Portfolio -- Service   Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Shares                              invests in equity securities of             ("Janus Capital")
                                         mid-sized companies.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap           Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                           The Fund normally invests in equity
                                         securities, principally common stocks,
                                         of relatively small U.S. companies that
                                         are believed to be undervalued based on
                                         their earnings, cash flow or asset
                                         values.

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio           Seeks long-term growth of capital and       Lord Abbett & Co.
                                         income without excessive fluctuations in
                                         market value. The Fund primarily invests
                                         in equity securities of large, seasoned,
                                         U.S. and multinational companies
                                         believed to be undervalued.

   Mid-Cap Value Portfolio               Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                         normally invests primarily in equity
                                         securities, which are believed to be
                                         undervalued in the marketplace.

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --              Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                with preservation of real capital and       Company LLC
                                         prudent investment management.

   Total Return Portfolio --             Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                with preservation of capital and prudent    Company LLC
                                         investment management. The Fund normally
                                         invests in intermediate maturity fixed
                                         income securities.

PUTNAM VARIABLE TRUST

   Putnam VT Discovery Growth Fund --    Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                    Fund invests mainly in common stocks of
                                         U.S. companies, with a focus on growth
                                         stocks. Growth stocks are issued by
                                         companies that Putnam Management
                                         believes are fast-growing and whose
                                         earnings are likely to increase over
                                         time.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Putnam VT International Equity        Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             invests mainly in common stocks of
                                         companies outside the United States
                                         that Putnam Management believes have
                                         investment potential.

   Putnam VT Small Cap Value Fund --     Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                     invests mainly in common stocks of
                                         U.S. companies, with a focus on value
                                         stocks. Value stocks are those that
                                         Putnam Management believes are currently
                                         undervalued by the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.

   All Cap Fund -- Class I+              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management,
                                         normally invests in common stocks and       Inc. ("SBAM")
                                         their equivalents of companies the
                                         manager believes are undervalued in the
                                         marketplace.

   Investors Fund -- Class I             Seeks long term growth of capital.          Salomon Brothers Asset Management,
                                         Secondarily seeks current income. The       Inc. ("SBAM")
                                         Fund normally invests in common stocks
                                         of established companies.
SMITH BARNEY INVESTMENT SERIES

   Smith Barney Dividend Strategy        Seeks capital appreciation. Principally     Smith Barney Fund Management LLC
     Portfolio                           through investing in dividend paying
                                         stocks.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

   Multiple Discipline Portfolio --      Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     All Cap Growth and Value            Fund normally invests in equity             ("SBFM")
                                         securities within all market
                                         capitalization ranges. The Fund
                                         consists of two segments. The All Cap
                                         Growth segment combines the growth
                                         potential of small to medium companies
                                         with the stability of high-quality
                                         large company growth stocks. The All
                                         Cap Value segment invests in companies
                                         whose market prices are attractive in
                                         relation to their business
                                         fundamentals.

   Multiple Discipline Portfolio --      Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value     Fund normally invests in equity
                                         securities. The Fund consists of four
                                         segments. The Large Cap Growth segment
                                         focuses on high-quality stocks with
                                         consistent growth. The Large Cap Value
                                         segment invests in established
                                         undervalued companies. The Mid/Small
                                         Cap Growth segment invests in small and
                                         medium sized companies with strong
                                         fundamentals and earnings growth
                                         potential. The International/ADR
                                         segment seeks to build long-term
                                         well-diversified portfolios with
                                         exceptional risk/reward
                                         characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The     Smith Barney Fund Management LLC
     Large Cap Growth and Value          Fund normally invests in equity
                                         securities of companies with large
                                         market capitalizations. The Fund
                                         consists of two segments. The Large Cap
                                         Growth segment focuses on high-quality
                                         large capitalization stocks with growth
                                         characteristics. The Large Cap Value
                                         segment invests in established
                                         undervalued companies.

THE TRAVELERS SERIES TRUST

   Disciplined Mid Cap Stock             Seeks growth of capital. The Fund           TAMIC
     Portfolio+                          normally invests in the equity              Subadviser: Travelers Investment
                                         securities of companies with mid-size       Management Company ("TIMCO")
                                         market capitalizations.

   Equity Income Portfolio               Seeks reasonable income by investing        TAMIC
                                         primarily in income producing equity        Subadviser: Fidelity Management &
                                         securities. In choosing these               Research Company ("FMR")
                                         securities, the fund will also consider
                                         the potential for capital appreciation.
                                         The fund's goal is to achieve a yield
                                         which exceeds the composite yield on the
                                         securities compromising the S&P 500.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Federated High Yield Portfolio        Seeks high current income. The Fund         TAMIC
                                         normally invests in below                   Subadviser: Federated Investment
                                         investment-grade bonds and debt             Management Company ("Federated")
                                         securities.

   Large Cap Portfolio                   Seeks long term growth of capital.          TAMIC
                                         The Fund normally invests in the            Subadviser: FMR
                                         securities of companies with large
                                         market capitalizations.

   Mercury Large Cap Core Portfolio      Seeks long-term capital growth. The Fund    TAMIC
                                         normally invests in a diversified           Subadviser: Merrill Lynch
                                         portfolio of equity securities of large     Investment Managers, L.P. dba
                                         cap companies.                              Mercury Advisors

   MFS Mid Cap Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                         Fund normally invests in equity             Subadviser: MFS
                                         securities of companies with medium
                                         market capitalization.

   MFS Value Portfolio                   Seeks capital appreciation and              TAMIC
                                         reasonable income. The Fund normally        Subadviser: MFS
                                         invests in income producing equity
                                         securities of companies believed to be
                                         undervalued in the market.

   Mondrian International Stock          Seeks capital appreciation. The Fund        TAMIC
     Portfolio                           normally invests in equity securities of    Subadviser: Mondrian Investment
                                         relatively large non-U.S. companies.        Partners Ltd.

   Pioneer Fund Portfolio                Seeks reasonable income and capital         TAMIC
                                         growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                         securities, primarily of U.S. issuers.      Management, Inc.

   Pioneer Mid Cap Value Portfolio       Seeks capital appreciation. The Fund        Travelers Asset Management
                                         normally invests in the equity              International Company LLC ("TAMIC")
                                         securities of mid-size companies.           Subadviser: Pioneer Investment
                                                                                     Management, Inc.

   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Growth Portfolio                    normally invests in common stocks and       International Company LLC ("TAMIC")
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company ("TIMCO") and Janus
                                                                                     Capital Management LLC ("Janus Capital")

   Style Focus Series: Small Cap         Seeks capital appreciation. The Fund        Travelers Asset Management
     Value Portfolio                     normally invests in common stocks and       International Company LLC ("TAMIC")
                                         other equity securities of small U.S.       Subadviser: Travelers Investment
                                         companies.                                  Management Company ("TIMCO") and Dreman
                                                                                     Value Management L.L.C. ("Dreman")

   U.S. Government Securities            Seeks current income, total return and      TAMIC
     Portfolio                           high credit quality. The Fund normally
                                         invests in securities issued or
                                         guaranteed by the U.S. Government, its
                                         agencies or instrumentalities.

TRAVELERS SERIES FUND INC.

   AIM Capital Appreciation Portfolio    Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                         normally invests in common stocks of        ("TIA")
                                         companies that are likely to benefit        Subadviser:  AIM Capital Management
                                         from new products, services or processes    Inc.
                                         or have experienced above-average
                                         earnings growth.

   SB Adjustable Rate Income             Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class        the degree of fluctuation of its net
                                         asset value resulting from movements in
                                         interest rates.

   Smith Barney Aggressive Growth        Seeks long-term capital appreciation.       SBFM
     Portfolio                           The Fund normally invests in common
                                         stocks of companies that are
                                         experiencing, or are expected to
                                         experience, growth in earnings that
                                         exceeds the average rate earnings
                                         growth of the companies comprising the
                                         S&P 500 Index.

   Smith Barney High Income Portfolio    Seeks high current income. Secondarily,     SBFM
                                         seeks capital appreciation. The Fund
                                         normally invests in high yield corporate
                                         debt and preferred stock of U.S. and
                                         foreign issuers.

   Smith Barney Large Capitalization     Seeks long term growth of capital. The      SBFM
     Growth Portfolio                    Fund normally invests in equities, or
                                         similar securities, of companies with
                                         large market capitalizations.

               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------  ------------------------------------------  -------------------------------------
   Smith Barney Mid Cap Core Portfolio   Seeks long-term growth of capital. The      SBFM
                                         Fund normally invests in equities, or
                                         similar securities, of medium sized
                                         companies.

   Smith Barney Money Market Portfolio   Seeks to maximize current income            SBFM
                                         consistent with preservation of
                                         capital. The Fund seeks to maintain a
                                         stable $1 share price. The Fund
                                         normally invests in high quality U.S.
                                         short-term debt securities.

   Strategic Equity Portfolio            Seeks capital appreciation. The Fund        TIA
                                         normally invests in U.S. and foreign        Subadviser: Fidelity Management &
                                         equity securities.                          Research Company ("FMR")

   Travelers Managed Income Portfolio    Seeks high current income consistent        TAMIC
                                         with prudent risk of capital. The Fund
                                         normally invests in U.S. corporate debt
                                         and U.S. government securities.

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio Class II    Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                              normally invests in common stocks of        ("Van Kampen")
                                         companies that the manager believes are
                                         experiencing or will experience growth
                                         in earnings and/or cash flow that
                                         exceeds the average rate of earnings
                                         growth of the companies that comprise
                                         the S&P 500.

VANGUARD VARIABLE INSURANCE FUND

   Capital Growth Portfolio              The fund seeks long term growth of          The Vanguard Group
                                         capital by investing primarily in common
                                         stocks; dividend income is incidental to
                                         this objective.
VARIABLE ANNUITY PORTFOLIOS

   Smith Barney Small Cap Growth         Seeks long term capital growth. The Fund    Citi Fund Management, Inc.
     Opportunities Portfolio             normally invests in equity securities of
                                         small cap companies and related
                                         investments.

VARIABLE INSURANCE PRODUCTS FUND

   Mid Cap Portfolio -- Service Class 2  Seeks long-term growth of capital by        Fidelity Management & Research
                                         investing in common stocks of companies     Company ("FMR")
                                         with medium market capitalizations.

WELLS FARGO VARIABLE TRUST

   Wells Fargo Advantage Multi Cap       Seeks long term capital growth. Current     Wells Fargo Funds Management, LLC
     Value Fund+                         income is a secondary objective. The        Subadviser: Wells Capital
                                         Fund normally invests in the common         Management, Inc.
                                         stocks of U.S. companies believed to be
                                         undervalued relative to the market.

--------------
 +     Closed to new investors.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.55% annually. If you choose the Enhanced Death Benefit, this charge equals 1.70% annually.

This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK

MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfer made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply to its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------

Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change and you will make the final decision as to whether you will accept the change in your current allocation.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios Contract features will continue to apply. Contact your financial consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

-------------------------------------------------------------------------------------------------------------------------------
NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
-------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state
-------------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                --------------------  -------------------  ------------------
  If you make your first withdrawal BEFORE the 3rd                   5% of RBB            5% of RBB            5% of RBB
  anniversary after you purchase GMWB:..........................

  If you make your first withdrawal AFTER the 3rd
  anniversary after you purchase GMWB:..........................    10% of RBB            10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE            RBB                AWB (5%)           VALUE             RBB              AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL
--------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]    X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               o   a qualified retirement plan (Code Section 401),

               o   a tax-sheltered annuity (Code Section 403(b)),

               o   an individual retirement account (Code Sections 408(a)),

               o   an individual retirement annuity (Code Section 408(b)), or

               o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we also reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                                GMWB I                 GMWB II                 GMWB III
                                                         ---------------------  -----------------------  ----------------------
     Current Annual Charge...............................       0.40%                   0.50%                    0.25%
     Maximum Annual Charge After a Reset.................       1.00%                   1.00%                     N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-----------------------------------------------------------------------------------------------------------------------------
                                         GMWB I                          GMWB II                         GMWB III
-----------------------------------------------------------------------------------------------------------------------------
  AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary
-----------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-----------------------------------------------------------------------------------------------------------------------------
  RESET                                    Yes                             Yes                              No
-----------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase
-----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-----------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                  No                              Yes                             Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
-----------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1) the Contract Value on the Death Report Date or

       (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1) the Contract Value on the Death Report Date or

       (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

       (3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 X ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 X ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         $50,000 X ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         $50,000 X ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary may
                                                                    decline to continue the contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary, who may elect to continue
                                                                    the Contract.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner. If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the          But, if there is a Contingent
                                       surviving joint owner.       Annuitant, then the Contingent
                                       If none, then to the         Annuitant becomes the Annuitant and
                                       Contract Owner's estate.     the Contract continues in effect
                                                                    (generally using the original Maturity
                                                                    Date). The proceeds will then be paid
                                                                    upon the death of the Contingent
                                                                    Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL OWNER/TRUST)                or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your

Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits.

Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2004        0.745           0.774                  31,129
                                                               2003        0.606           0.745                  56,892
                                                               2002        0.883           0.606                  71,514
                                                               2001        1.000           0.883                  41,391

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2004        0.918           1.004                 568,262
                                                               2003        0.706           0.918                 576,419
                                                               2002        0.924           0.706                 451,412
                                                               2001        1.000           0.924                 393,635

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2004        0.704           0.750                 346,138
                                                               2003        0.580           0.704                 382,496
                                                               2002        0.854           0.580                 254,433
                                                               2001        1.000           0.854                  46,304

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)...............  2004        1.293           1.443                 387,322
                                                               2003        1.000           1.293                   8,352

   Growth Fund -- Class 2 Shares (5/03)......................  2004        1.246           1.378                 587,785
                                                               2003        1.000           1.246                  72,456

   Growth-Income Fund -- Class 2 Shares (5/03)...............  2004        1.251           1.357               1,201,533
                                                               2003        1.000           1.251                 157,374

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2004        1.097           1.348                 124,849
                                                               2003        0.781           1.097                 151,321
                                                               2002        0.898           0.781                 199,865
                                                               2001        1.012           0.898                 197,721
                                                               2000        1.503           1.012                 172,677
                                                               1999        0.843           1.503                  30,889
                                                               1998        1.000           0.843                  27,219

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98).........  2004        1.716           2.216                 623,854
                                                               2003        1.302           1.716                 471,982
                                                               2002        1.267           1.302                 497,132
                                                               2001        1.185           1.267                 306,300
                                                               2000        0.917           1.185                 203,266
                                                               1999        0.958           0.917                  30,843
                                                               1998        1.000           0.958                  13,403

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2004        1.556           1.859                 384,332
                                                               2003        1.115           1.556                 265,517
                                                               2002        1.201           1.115                 266,573
                                                               2001        1.093           1.201                 188,264
                                                               2000        0.940           1.093                  79,165
                                                               1999        1.005           0.940                  37,900
                                                               1998        1.000           1.005                   5,244

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)........................  2004        1.272           1.392                 516,103
                                                               2003        0.982           1.272                 387,968
                                                               2002        1.235           0.982                 459,177
                                                               2001        1.339           1.235                 699,418
                                                               2000        1.202           1.339                 529,777
                                                               1999        0.992           1.202                 175,277
                                                               1998        1.000           0.992                  90,951

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)........................  2004        1.005           1.038                 659,169
                                                               2003        0.844           1.005                 654,363
                                                               2002        1.030           0.844                 664,780
                                                               2001        1.156           1.030                 897,310
                                                               2000        1.183           1.156                 820,955
                                                               1999        1.080           1.183                 404,436
                                                               1998        1.000           1.080                  69,574

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98).........  2004        1.188           1.302                 489,316
                                                               2003        0.881           1.188                 307,364
                                                               2002        1.256           0.881                 280,424
                                                               2001        1.508           1.256                 266,271
                                                               2000        1.837           1.508                 314,051
                                                               1999        1.072           1.837                  24,048
                                                               1998        1.000           1.072                  10,667

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.037           1.149                 243,327
                                                               2003        0.843           1.037                 134,393
                                                               2002        1.000           0.843                  37,702

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2004        1.368           1.678                 245,940
                                                               2003        0.910           1.368                 150,724
                                                               2002        0.927           0.910                 126,277
                                                               2001        1.025           0.927                 511,294
                                                               2000        1.535           1.025                  93,827
                                                               1999        1.018           1.535                  32,333
                                                               1998        1.000           1.018                  12,791

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)  2004        0.933           1.087               1,513,512
                                                               2003        0.718           0.933                 665,962
                                                               2002        0.896           0.718                 625,285
                                                               2001        1.086           0.896               1,313,320
                                                               2000        1.131           1.086                 546,405
                                                               1999        0.934           1.131                 167,939
                                                               1998        1.000           0.934                  70,695

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        0.931           0.996               1,182,369
                                                               2003        0.760           0.931                 792,934
                                                               2002        0.938           0.760                 496,262
                                                               2001        1.000           0.938                 127,985

   Fundamental Value Portfolio (5/01).......................   2004        0.969           1.031               1,197,301
                                                               2003        0.711           0.969               1,080,865
                                                               2002        0.919           0.711               1,151,580
                                                               2001        1.000           0.919                 713,749

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)......  2004        0.672           0.737                 354,849
                                                               2003        0.553           0.672                 382,550
                                                               2002        0.719           0.553                 432,929
                                                               2001        0.846           0.719                 599,469
                                                               2000        1.000           0.846                 466,649

   International Growth Portfolio -- Service Shares (5/00)...  2004        0.571           0.667                 605,464
                                                               2003        0.432           0.571                 630,837
                                                               2002        0.592           0.432                 716,213
                                                               2001        0.786           0.592                 976,826
                                                               2000        1.000           0.786                 449,819

   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        0.374           0.443               1,144,935
                                                               2003        0.282           0.374               1,055,017
                                                               2002        0.399           0.282                 887,901
                                                               2001        0.673           0.399                 908,056
                                                               2000        1.000           0.673                 465,042

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.333           1.506                  17,197
                                                               2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.242           1.376                 534,636
                                                               2003        1.000           1.242                 112,725

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Mid-Cap Value Portfolio (5/03)...........................   2004        1.257           1.533                 482,477
                                                               2003        1.000           1.257                  88,446

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.164           1.200               7,791,823
                                                               2003        1.127           1.164               5,776,342
                                                               2002        1.051           1.127               1,826,598
                                                               2001        1.000           1.051                 725,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).  2004        0.723           0.764                  53,209
                                                               2003        0.557           0.723                  53,217
                                                               2002        0.804           0.557                   7,755
                                                               2001        1.000           0.804                   8,517

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.875           1.000                 172,198
                                                               2003        0.693           0.875                 189,560
                                                               2002        0.856           0.693                 164,372
                                                               2001        1.000           0.856                 747,912

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.284           1.594                 187,525
                                                               2003        0.873           1.284                 204,137
                                                               2002        1.086           0.873                 249,544
                                                               2001        1.000           1.086                  89,952

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)............................  2004        0.949           1.010                 403,064
                                                               2003        0.694           0.949                 345,342
                                                               2002        0.942           0.694                 366,681
                                                               2001        1.000           0.942                 159,718

   Investors Fund -- Class I (10/98).........................  2004        1.196           1.298                 923,416
                                                               2003        0.919           1.196                 702,541
                                                               2002        1.215           0.919                 700,557
                                                               2001        1.289           1.215                 972,771
                                                               2000        1.138           1.289                 415,791

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Investors Fund -- Class I  (continued)....................  1999        1.036           1.138                 310,855
                                                               1998        1.000           1.036                  24,856

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2004        0.978           0.994                 193,238
                                                               2003        0.806           0.978                  33,176
                                                               2002        1.000           0.806                  17,892

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2004        1.000           1.045                 928,160

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2004        1.000           1.072               1,325,184

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2004        1.000           1.039                 108,803

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2004        1.103           1.266                 123,972
                                                               2003        0.811           1.103                 137,594
                                                               2002        1.073           0.811                 139,192
                                                               2001        1.048           1.073                 186,167
                                                               2000        0.989           1.048                 183,365
                                                               1999        1.035           0.989                  40,237
                                                               1998        1.000           1.035                  21,778

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2004        1.473           1.687                  91,581
                                                               2003        1.120           1.473                 103,531
                                                               2002        1.330           1.120                 132,421
                                                               2001        1.410           1.330                 243,418
                                                               2000        1.229           1.410                 249,527
                                                               1999        1.102           1.229                 130,522
                                                               1998        1.000           1.102                  25,371

   Equity Income Portfolio (5/03)...........................   2004        1.239           1.338                 497,455
                                                               2003        1.000           1.239                 139,742

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Federated High Yield Portfolio (5/02)....................   2004        1.175           1.275               1,897,500
                                                               2003        0.976           1.175               1,614,932
                                                               2002        1.000           0.976                  60,502

   Large Cap Portfolio (8/98)...............................   2004        0.908           0.951               1,694,016
                                                               2003        0.741           0.908               1,814,849
                                                               2002        0.976           0.741               1,836,295
                                                               2001        1.201           0.976               2,241,811
                                                               2000        1.429           1.201               1,915,349
                                                               1999        1.124           1.429                 609,907
                                                               1998        1.000           1.124                  43,623

   Lazard International Stock Portfolio (7/98)..............   2004        0.755           0.859               1,718,286
                                                               2003        0.597           0.755               1,216,746
                                                               2002        0.698           0.597               1,133,471
                                                               2001        0.962           0.698               1,929,050
                                                               2000        1.104           0.962               1,100,451
                                                               1999        0.923           1.104                 358,549
                                                               1998        1.000           0.923                 152,201

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2004        0.782           0.891                 514,249
                                                               2003        0.656           0.782                 512,563
                                                               2002        0.892           0.656                 562,002
                                                               2001        1.170           0.892                 735,283
                                                               2000        1.260           1.170                 679,947
                                                               1999        1.036           1.260                 356,534
                                                               1998        1.000           1.036                  99,898

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.665           0.737                  68,436
                                                               2003        0.523           0.665                  74,663
                                                               2002        0.810           0.523                  76,383
                                                               2001        1.000           0.810                  11,170

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        0.497           0.558               1,593,544
                                                               2003        0.369           0.497               1,381,403
                                                               2002        0.734           0.369               1,305,919
                                                               2001        0.978           0.734               1,053,178
                                                               2000        1.000           0.978                 538,431

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   MFS Value Portfolio (11/98)..............................   2004        1.159           1.321                 882,958
                                                               2003        0.946           1.159                 766,211
                                                               2002        1.108           0.946                 639,840
                                                               2001        1.116           1.108                 342,122
                                                               2000        1.017           1.116                 255,805
                                                               1999        0.985           1.017                 129,620
                                                               1998        1.000           0.985                  27,741

   Pioneer Fund Portfolio (5/03)............................   2004        1.214           1.327                 303,413
                                                               2003        1.000           1.214                 178,212

   U.S. Government Securities Portfolio (8/98)..............   2004        1.302           1.359               1,278,104
                                                               2003        1.289           1.302               1,476,680
                                                               2002        1.154           1.289               1,518,786
                                                               2001        1.109           1.154               1,138,946
                                                               2000        0.986           1.109                 753,531
                                                               1999        1.046           0.986                 455,487
                                                               1998        1.000           1.046                 167,258

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2004        0.948           0.992                 687,530
                                                               2003        0.746           0.948                 715,425
                                                               2002        0.996           0.746                 760,548
                                                               2001        1.329           0.996                 983,621
                                                               2000        1.509           1.329               1,113,516
                                                               1999        1.074           1.509                 160,182
                                                               1998        1.000           1.074                  13,025

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2004        1.000           0.995                 149,266

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        0.842           0.910               1,558,807
                                                               2003        0.637           0.842               1,265,821
                                                               2002        0.961           0.637               1,499,808
                                                               2001        1.019           0.961               1,288,105
                                                               2000        1.000           1.019                 525,230

   Smith Barney High Income Portfolio (8/98)................   2004        0.977           1.061               3,129,418
                                                               2003        0.779           0.977               2,600,507
                                                               2002        0.819           0.779                 925,354

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio  (continued)..........   2001        0.866           0.819               1,067,254
                                                               2000        0.958           0.866                 784,035
                                                               1999        0.949           0.958                 467,863
                                                               1998        1.000           0.949                  99,255

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.265           1.248               3,045,469
                                                               2003        0.872           1.265               2,557,681
                                                               2002        1.179           0.872               2,604,167
                                                               2001        1.371           1.179               2,813,671
                                                               2000        1.498           1.371               2,125,193
                                                               1999        1.165           1.498                 980,806
                                                               1998        1.000           1.165                 222,326

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        0.949           1.031                 554,328
                                                               2003        0.744           0.949                 428,902
                                                               2002        0.936           0.744                 334,013
                                                               2001        1.000           0.936                 256,409

   Smith Barney Money Market Portfolio (9/98)...............   2004        1.093           1.084               1,951,343
                                                               2003        1.105           1.093               1,317,789
                                                               2002        1.109           1.105              10,584,421
                                                               2001        1.088           1.109               1,314,594
                                                               2000        1.044           1.088                 407,508
                                                               1999        1.013           1.044                 241,033
                                                               1998        1.000           1.013                 157,837

   Strategic Equity Portfolio (5/01)........................   2004        0.695           0.753                 152,652
                                                               2003        0.533           0.695                 154,967
                                                               2002        0.817           0.533                  69,419
                                                               2001        1.000           0.817                  27,956

   Travelers Managed Income Portfolio (7/98)................   2004        1.179           1.193               5,880,173
                                                               2003        1.106           1.179               5,337,288
                                                               2002        1.101           1.106               2,627,482
                                                               2001        1.049           1.101               2,644,089
                                                               2000        0.989           1.049               2,026,569
                                                               1999        0.997           0.989                 841,369
                                                               1998        1.000           0.997                 163,644

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01).......  2004        0.672           0.706                  48,993
                                                               2003        0.538           0.672                  67,928
                                                               2002        0.813           0.538                  69,091
                                                               2001        1.000           0.813                  45,563

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.962           1.094                 193,329
                                                               2003        0.689           0.962                 123,215
                                                               2002        0.943           0.689                  63,778
                                                               2001        1.000           0.943                  42,468

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)...............  2004        1.234           1.512                 485,621
                                                               2003        0.908           1.234                 338,408
                                                               2002        1.026           0.908                 428,077
                                                               2001        1.000           1.026                 122,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2004        1.259           1.299                      --
                                                               2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2004        1.327           1.439                 132,487
                                                               2003        1.000           1.327                 110,860

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2004        1.247           1.318                  60,579
                                                               2003        1.000           1.247                  40,270

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)...............  2004        1.286           1.424                 215,411
                                                               2003        1.000           1.286                      --

   Growth Fund -- Class 2 Shares (5/03)......................  2004        1.239           1.359                 350,678
                                                               2003        1.000           1.239                  13,360

   Growth-Income Fund -- Class 2 Shares (5/03)...............  2004        1.244           1.339                 448,957
                                                               2003        1.000           1.244                  13,403

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2004        1.439           1.753                      --
                                                               2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98).........  2004        1.362           1.745                 115,656
                                                               2003        1.000           1.362                  31,434

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2004        1.454           1.723                  42,799
                                                               2003        1.000           1.454                   6,323

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)........................  2004        1.344           1.460                      --
                                                               2003        1.000           1.344                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)........................  2004        1.239           1.269                  23,462
                                                               2003        1.000           1.239                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98).........  2004        1.397           1.519                  89,831
                                                               2003        1.000           1.397                  50,242

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.260           1.385                  29,188
                                                               2003        1.000           1.260                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2004        1.510           1.837                  98,780
                                                               2003        1.000           1.510                  26,578

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)  2004        1.344           1.554                 191,637
                                                               2003        1.000           1.344                   2,488

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        1.255           1.331                  55,589
                                                               2003        1.000           1.255                      --

   Fundamental Value Portfolio (5/01).......................   2004        1.417           1.496                  14,680
                                                               2003        1.000           1.417                   7,140

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)......  2004        1.242           1.353                      --
                                                               2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)...  2004        1.405           1.626                   6,273
                                                               2003        1.000           1.405                      --

   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        1.348           1.584                   6,202
                                                               2003        1.000           1.348                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.486                  12,304
                                                               2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.235           1.357                 529,383
                                                               2003        1.000           1.235                 174,658

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.250           1.513                 130,347
                                                               2003        1.000           1.250                  71,591

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.020           1.044               1,070,854
                                                               2003        1.000           1.020                 366,006

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).  2004        1.330           1.395                      --
                                                               2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.326           1.503                   8,517
                                                               2003        1.000           1.326                   9,994

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.538           1.893                     903
                                                               2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)............................  2004        1.398           1.477                      --
                                                               2003        1.000           1.398                      --

   Investors Fund -- Class I (10/98).........................  2004        1.338           1.440                   4,441
                                                               2003        1.000           1.338                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2004        1.249           1.259                  40,940
                                                               2003        1.000           1.249                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2004        1.000           1.039                  65,806

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2004        1.000           1.066                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2004        1.000           1.033                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2004        1.448           1.649                      --
                                                               2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2004        1.363           1.548                      --
                                                               2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2004        1.232           1.320                  47,473
                                                               2003        1.000           1.232                      --

   Federated High Yield Portfolio (5/02)....................   2004        1.183           1.274                  66,927
                                                               2003        1.000           1.183                   2,427

   Large Cap Portfolio (8/98)...............................   2004        1.253           1.302                 147,228
                                                               2003        1.000           1.253                      --

   Lazard International Stock Portfolio (7/98)..............   2004        1.315           1.485                 306,840
                                                               2003        1.000           1.315                 174,231

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2004        1.233           1.394                      --
                                                               2003        1.000           1.233                      --

   MFS Emerging Growth Portfolio (5/01).....................   2004        1.278           1.405                      --
                                                               2003        1.000           1.278                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        1.347           1.499                 141,633
                                                               2003        1.000           1.347                  64,369

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   MFS Value Portfolio (11/98)..............................   2004        1.278           1.445                  15,547
                                                               2003        1.000           1.278                      --

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.309                  30,237
                                                               2003        1.000           1.208                   8,270

   U.S. Government Securities Portfolio (8/98)..............   2004        1.005           1.040                  69,752
                                                               2003        1.000           1.005                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2004        1.295           1.346                      --
                                                               2003        1.000           1.295                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2004        1.000           0.990                  29,793

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        1.342           1.439                  88,805
                                                               2003        1.000           1.342                   4,871

   Smith Barney High Income Portfolio (8/98)................   2004        1.221           1.315                  17,996
                                                               2003        1.000           1.221                   1,653

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.453           1.422                  60,602
                                                               2003        1.000           1.453                      --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        1.319           1.420                  51,013
                                                               2003        1.000           1.319                      --

   Smith Barney Money Market Portfolio (9/98)...............   2004        0.984           0.968                 111,704
                                                               2003        1.000           0.984                  32,745

   Strategic Equity Portfolio (5/01)........................   2004        1.310           1.408                  12,330
                                                               2003        1.000           1.310                      --

   Travelers Managed Income Portfolio (7/98)................   2004        1.053           1.056                 459,637
                                                               2003        1.000           1.053                  54,755

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01).......  2004        1.248           1.300                       --
                                                               2003        1.000           1.248                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.438           1.622                   51,792
                                                               2003        1.000           1.438                    3,321

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)...............  2004        1.406           1.710                   96,254
                                                               2003        1.000           1.406                       --


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Janus Aspen Series: International Growth Portfolio -- Service Shares -- is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2004        0.745           0.774                 803,813
                                                               2003        0.606           0.745                 936,508
                                                               2002        0.883           0.606                 886,637
                                                               2001        1.000           0.883                 388,401

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2004        0.918           1.004               5,765,024
                                                               2003        0.706           0.918               6,400,024
                                                               2002        0.924           0.706               6,384,732
                                                               2001        1.000           0.924               3,476,961

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2004        0.704           0.750               1,779,967
                                                               2003        0.580           0.704               1,916,658
                                                               2002        0.854           0.580               1,707,293
                                                               2001        1.000           0.854               1,538,779

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)...............  2004        1.293           1.443               1,235,681
                                                               2003        1.000           1.293                 412,281

   Growth Fund -- Class 2 Shares (5/03)......................  2004        1.246           1.378               4,017,815
                                                               2003        1.000           1.246               2,140,832

   Growth-Income Fund -- Class 2 Shares (5/03)...............  2004        1.251           1.357               6,571,577
                                                               2003        1.000           1.251               2,718,996

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2004        1.097           1.348               1,864,234
                                                               2003        0.781           1.097               2,272,993
                                                               2002        0.898           0.781               2,672,774
                                                               2001        1.012           0.898               3,008,083
                                                               2000        1.503           1.012               2,838,716
                                                               1999        0.843           1.503               1,105,585
                                                               1998        1.000           0.843                 617,918

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98).........  2004        1.716           2.216               3,952,961
                                                               2003        1.302           1.716               4,795,634
                                                               2002        1.267           1.302               5,233,628
                                                               2001        1.185           1.267               4,636,847
                                                               2000        0.917           1.185               4,076,268
                                                               1999        0.958           0.917               2,708,375
                                                               1998        1.000           0.958               1,203,931

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2004        1.556           1.859               4,234,644
                                                               2003        1.115           1.556               4,953,948
                                                               2002        1.201           1.115               4,836,885
                                                               2001        1.093           1.201               4,355,639
                                                               2000        0.940           1.093               3,452,988
                                                               1999        1.005           0.940               2,494,324
                                                               1998        1.000           1.005                 997,680

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)........................  2004        1.272           1.392               6,747,566
                                                               2003        0.982           1.272               8,423,132
                                                               2002        1.235           0.982               9,826,797
                                                               2001        1.339           1.235              10,848,294
                                                               2000        1.202           1.339               8,838,471
                                                               1999        0.992           1.202               4,819,089
                                                               1998        1.000           0.992              11,692,226

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)........................  2004        1.005           1.038               8,396,362
                                                               2003        0.844           1.005               9,443,487
                                                               2002        1.030           0.844               9,780,653
                                                               2001        1.156           1.030              11,083,820
                                                               2000        1.183           1.156              11,541,680
                                                               1999        1.080           1.183               9,234,694
                                                               1998        1.000           1.080               3,607,198

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98).........  2004        1.188           1.302               5,197,496
                                                               2003        0.881           1.188               6,216,178
                                                               2002        1.256           0.881               6,759,968
                                                               2001        1.508           1.256               8,178,178
                                                               2000        1.837           1.508               7,011,307
                                                               1999        1.072           1.837               3,616,359
                                                               1998        1.000           1.072               1,140,671

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2004        1.037           1.149               1,625,153
                                                               2003        0.843           1.037               1,137,845
                                                               2002        1.000           0.843                 500,854

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2004        1.368           1.678               2,654,043
                                                               2003        0.910           1.368               3,248,308
                                                               2002        0.927           0.910               3,171,808
                                                               2001        1.025           0.927               3,801,879
                                                               2000        1.535           1.025               2,997,201
                                                               1999        1.018           1.535               1,581,452
                                                               1998        1.000           1.018                 553,203

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)  2004        0.933           1.087              12,052,813
                                                               2003        0.718           0.933              12,816,765
                                                               2002        0.896           0.718              12,560,850
                                                               2001        1.086           0.896              13,698,000
                                                               2000        1.131           1.086              11,852,349
                                                               1999        0.934           1.131              16,064,588
                                                               1998        1.000           0.934               3,208,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        0.931           0.996               6,174,842
                                                               2003        0.760           0.931               5,768,612
                                                               2002        0.938           0.760               4,330,558
                                                               2001        1.000           0.938               1,674,614

   Fundamental Value Portfolio (5/01).......................   2004        0.969           1.031              11,761,427
                                                               2003        0.711           0.969              12,105,628
                                                               2002        0.919           0.711              12,830,574
                                                               2001        1.000           0.919               6,421,437

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)......  2004        0.672           0.737               2,319,141
                                                               2003        0.553           0.672               2,857,638
                                                               2002        0.719           0.553               3,472,994
                                                               2001        0.846           0.719               4,690,847
                                                               2000        1.000           0.846               3,948,994

   International Growth Portfolio -- Service Shares (5/00)...  2004        0.571           0.667               9,647,611
                                                               2003        0.432           0.571              11,731,586
                                                               2002        0.592           0.432              13,654,878
                                                               2001        0.786           0.592              17,792,716
                                                               2000        1.000           0.786              12,468,964

   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2004        0.374           0.443               7,701,711
                                                               2003        0.282           0.374              10,946,512
                                                               2002        0.399           0.282              13,232,485
                                                               2001        0.673           0.399              16,270,771
                                                               2000        1.000           0.673               9,922,978

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.333           1.506                  63,349
                                                               2003        1.000           1.333                  45,922

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.242           1.376               2,151,149
                                                               2003        1.000           1.242                 734,746

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Mid-Cap Value Portfolio (5/03)...........................   2004        1.257           1.533               1,905,264
                                                               2003        1.000           1.257                 819,272

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).....  2004        1.164           1.200              19,306,139
                                                               2003        1.127           1.164              16,928,856
                                                               2002        1.051           1.127              18,378,464
                                                               2001        1.000           1.051               5,196,919

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).  2004        0.723           0.764                  56,790
                                                               2003        0.557           0.723                  99,723
                                                               2002        0.804           0.557                 105,503
                                                               2001        1.000           0.804                 252,273

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.875           1.000               2,435,102
                                                               2003        0.693           0.875               2,815,546
                                                               2002        0.856           0.693               3,088,946
                                                               2001        1.000           0.856               1,329,272

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2004        1.284           1.594                 803,119
                                                               2003        0.873           1.284               1,034,359
                                                               2002        1.086           0.873               1,009,641
                                                               2001        1.000           1.086                 652,686

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)............................  2004        0.949           1.010               5,972,085
                                                               2003        0.694           0.949               7,079,942
                                                               2002        0.942           0.694               6,503,977
                                                               2001        1.000           0.942               3,177,228

   Investors Fund -- Class I (10/98).........................  2004        1.196           1.298              13,180,583
                                                               2003        0.919           1.196              14,753,346
                                                               2002        1.215           0.919              16,296,829
                                                               2001        1.289           1.215              18,303,758
                                                               2000        1.138           1.289              10,810,997

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Investors Fund -- Class I  (continued)...................   1999        1.036           1.138               7,439,494
                                                               1998        1.000           1.036               2,216,940

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2004        0.978           0.994               1,239,310
                                                               2003        0.806           0.978                 974,866
                                                               2002        1.000           0.806                 491,361

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2004        1.001           1.045               1,013,870

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2004        0.998           1.072                 210,907

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2004        1.000           1.039                 107,415

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2004        1.103           1.266               2,168,329
                                                               2003        0.811           1.103               2,610,325
                                                               2002        1.073           0.811               2,896,144
                                                               2001        1.048           1.073               3,655,838
                                                               2000        0.989           1.048               3,760,800
                                                               1999        1.035           0.989               3,899,036
                                                               1998        1.000           1.035               1,223,602

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2004        1.473           1.687               3,003,415
                                                               2003        1.120           1.473               3,972,368
                                                               2002        1.330           1.120               4,474,489
                                                               2001        1.410           1.330               6,130,457
                                                               2000        1.229           1.410               6,695,493
                                                               1999        1.102           1.229               5,262,368
                                                               1998        1.000           1.102               1,803,332

   Equity Income Portfolio (5/03)...........................   2004        1.239           1.338                 664,952
                                                               2003        1.000           1.239                 404,329

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Federated High Yield Portfolio (5/02)....................   2004        1.175           1.275               4,121,727
                                                               2003        0.976           1.175               4,478,693
                                                               2002        1.000           0.976               2,246,332

   Large Cap Portfolio (8/98)...............................   2004        0.908           0.951              16,710,061
                                                               2003        0.741           0.908              20,040,536
                                                               2002        0.976           0.741              22,138,586
                                                               2001        1.201           0.976              26,078,528
                                                               2000        1.429           1.201              24,049,820
                                                               1999        1.124           1.429              12,235,302
                                                               1998        1.000           1.124               2,626,893

   Lazard International Stock Portfolio (7/98)..............   2004        0.755           0.859              20,291,898
                                                               2003        0.597           0.755              23,795,351
                                                               2002        0.698           0.597              24,811,387
                                                               2001        0.962           0.698              26,495,747
                                                               2000        1.104           0.962              23,431,580
                                                               1999        0.923           1.104              15,199,353
                                                               1998        1.000           0.923               5,353,658

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2004        0.782           0.891               3,684,842
                                                               2003        0.656           0.782               4,644,328
                                                               2002        0.892           0.656               5,607,452
                                                               2001        1.170           0.892               6,795,161
                                                               2000        1.260           1.170               7,319,138
                                                               1999        1.036           1.260               5,602,395
                                                               1998        1.000           1.036               1,147,635

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.665           0.737                 390,128
                                                               2003        0.523           0.665                 335,710
                                                               2002        0.810           0.523                 301,331
                                                               2001        1.000           0.810                 176,672

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        0.497           0.558              16,689,714
                                                               2003        0.369           0.497              18,965,569
                                                               2002        0.734           0.369              19,149,188
                                                               2001        0.978           0.734              15,757,040
                                                               2000        1.000           0.978               7,778,010

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   MFS Value Portfolio (11/98)..............................   2004        1.159           1.321               7,215,447
                                                               2003        0.946           1.159              10,199,982
                                                               2002        1.108           0.946              10,529,874
                                                               2001        1.116           1.108               9,787,956
                                                               2000        1.017           1.116               7,279,135
                                                               1999        0.985           1.017               7,026,564
                                                               1998        1.000           0.985               2,138,258

   Pioneer Fund Portfolio (5/03)............................   2004        1.214           1.327                 308,111
                                                               2003        1.000           1.214                 112,020

   U.S. Government Securities Portfolio (8/98)..............   2004        1.302           1.359               9,571,155
                                                               2003        1.289           1.302              11,809,144
                                                               2002        1.154           1.289              17,746,645
                                                               2001        1.109           1.154              14,184,591
                                                               2000        0.986           1.109              10,402,283
                                                               1999        1.046           0.986               6,962,624
                                                               1998        1.000           1.046               2,467,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2004        0.948           0.992              11,347,708
                                                               2003        0.746           0.948              14,432,405
                                                               2002        0.996           0.746              16,802,401
                                                               2001        1.329           0.996              13,039,537
                                                               2000        1.509           1.329              13,689,850
                                                               1999        1.074           1.509               7,917,069
                                                               1998        1.000           1.074               2,829,493

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2004        1.000           0.995                 831,322

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        0.842           0.910              16,674,422
                                                               2003        0.637           0.842              18,169,599
                                                               2002        0.961           0.637              17,667,518
                                                               2001        1.019           0.961              15,447,962
                                                               2000        1.000           1.019               6,521,820

   Smith Barney High Income Portfolio (8/98)................   2004        0.977           1.061              14,568,733
                                                               2003        0.779           0.977              17,293,158
                                                               2002        0.819           0.779              17,060,498

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio  (continued)..........   2001        0.866           0.819              19,872,625
                                                               2000        0.958           0.866              17,409,472
                                                               1999        0.949           0.958              11,849,075
                                                               1998        1.000           0.949               4,153,841

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.265           1.248              32,104,628
                                                               2003        0.872           1.265              34,959,587
                                                               2002        1.179           0.872              37,813,309
                                                               2001        1.371           1.179              40,179,549
                                                               2000        1.498           1.371              34,728,875
                                                               1999        1.165           1.498              20,512,758
                                                               1998        1.000           1.165               5,546,493

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        0.949           1.031               5,454,818
                                                               2003        0.744           0.949               5,515,565
                                                               2002        0.936           0.744               4,813,912
                                                               2001        1.000           0.936               2,148,792

   Smith Barney Money Market Portfolio (9/98)...............   2004        1.093           1.084              14,228,476
                                                               2003        1.105           1.093              17,203,433
                                                               2002        1.109           1.105              24,522,332
                                                               2001        1.088           1.109              50,263,541
                                                               2000        1.044           1.088              30,154,400
                                                               1999        1.013           1.044              15,470,047
                                                               1998        1.000           1.013              16,945,764

   Strategic Equity Portfolio (5/01)........................   2004        0.695           0.753               1,042,886
                                                               2003        0.533           0.695               1,112,984
                                                               2002        0.817           0.533               1,201,346
                                                               2001        1.000           0.817                 631,165

   Travelers Managed Income Portfolio (7/98)................   2004        1.179           1.193              38,425,430
                                                               2003        1.106           1.179              43,596,461
                                                               2002        1.101           1.106              46,789,996
                                                               2001        1.049           1.101              52,746,610
                                                               2000        0.989           1.049              43,936,884
                                                               1999        0.997           0.989              29,609,709
                                                               1998        1.000           0.997               9,136,205

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2004        0.672           0.706                 323,150
                                                               2003        0.538           0.672                 555,104
                                                               2002        0.813           0.538                 552,800
                                                               2001        1.000           0.813                 531,538

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.962           1.094               1,309,853
                                                               2003        0.689           0.962               1,401,962
                                                               2002        0.943           0.689               1,392,276
                                                               2001        1.000           0.943                 941,855

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.234           1.512               2,550,437
                                                               2003        0.908           1.234               2,518,082
                                                               2002        1.026           0.908               2,260,935
                                                               2001        1.000           1.026                 423,144

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        1.259           1.299                      --
                                                               2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2004        1.327           1.439                 131,380
                                                               2003        1.000           1.327                  95,890

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2004        1.247           1.318                  78,675
                                                               2003        1.000           1.247                   2,545

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2004        1.286           1.424                 153,568
                                                               2003        1.000           1.286                  25,536

   Growth Fund -- Class 2 Shares (5/03).....................   2004        1.239           1.359                 795,104
                                                               2003        1.000           1.239                 600,909

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2004        1.244           1.339                 978,056
                                                               2003        1.000           1.244                 610,611

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2004        1.439           1.753                      --
                                                               2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2004        1.362           1.745                 268,547
                                                               2003        1.000           1.362                 108,202

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2004        1.454           1.723                 301,679
                                                               2003        1.000           1.454                 194,731

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98).......................   2004        1.344           1.460                   1,744
                                                               2003        1.000           1.344                   1,993

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98).......................   2004        1.239           1.269                  44,967
                                                               2003        1.000           1.239                  24,820

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2004        1.397           1.519                 165,682
                                                               2003        1.000           1.397                  56,880

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2004        1.260           1.385                  53,222
                                                               2003        1.000           1.260                  29,383

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2004        1.510           1.837                 136,264
                                                               2003        1.000           1.510                  48,856

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)  2004        1.344           1.554                 479,230
                                                               2003        1.000           1.344                 212,633

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        1.255           1.331                 187,604
                                                               2003        1.000           1.255                 118,552

   Fundamental Value Portfolio (5/01).......................   2004        1.417           1.496                 245,248
                                                               2003        1.000           1.417                 168,543

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2004        1.242           1.353                      --
                                                               2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)..   2004        1.405           1.626                  22,440
                                                               2003        1.000           1.405                  18,664

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2004        1.348           1.584                  51,089
                                                               2003        1.000           1.348                  49,764

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2004        1.326           1.486                  42,295
                                                               2003        1.000           1.326                  25,095

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2004        1.235           1.357                 524,251
                                                               2003        1.000           1.235                 184,192

   Mid-Cap Value Portfolio (5/03)...........................   2004        1.250           1.513                 410,731
                                                               2003        1.000           1.250                 209,478

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.020           1.044               1,959,015
                                                               2003        1.000           1.020               1,122,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        1.330           1.395                      --
                                                               2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        1.326           1.503                  75,093
                                                               2003        1.000           1.326                  56,811

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.538           1.893                  59,220
                                                               2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2004        1.398           1.477                 109,684
                                                               2003        1.000           1.398                  42,277

   Investors Fund -- Class I (10/98)........................   2004        1.338           1.440                 203,028
                                                               2003        1.000           1.338                 142,357

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2004        1.249           1.259                 125,594
                                                               2003        1.000           1.249                  37,100

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2004        1.001           1.039                 562,899

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2004        0.998           1.066                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2004        1.000           1.033                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2004        1.448           1.649                      --
                                                               2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2004        1.363           1.548                      --
                                                               2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2004        1.232           1.320                  48,200
                                                               2003        1.000           1.232                  28,483

   Federated High Yield Portfolio (5/02)....................   2004        1.183           1.274                 218,230
                                                               2003        1.000           1.183                 192,510

   Large Cap Portfolio (8/98)...............................   2004        1.253           1.302                 123,625
                                                               2003        1.000           1.253                  70,978

   Lazard International Stock Portfolio (7/98)..............   2004        1.315           1.485                 268,816
                                                               2003        1.000           1.315                 101,537

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2004        1.233           1.394                     703
                                                               2003        1.000           1.233                   1,046

   MFS Emerging Growth Portfolio (5/01).....................   2004        1.278           1.405                   8,366
                                                               2003        1.000           1.278                   3,655

   MFS Mid Cap Growth Portfolio (5/00)......................   2004        1.347           1.499                 120,260
                                                               2003        1.000           1.347                  95,537

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
   MFS Value Portfolio (11/98)..............................   2004        1.278           1.445                 133,620
                                                               2003        1.000           1.278                 108,184

   Pioneer Fund Portfolio (5/03)............................   2004        1.208           1.309                 114,767
                                                               2003        1.000           1.208                  40,443

   U.S. Government Securities Portfolio (8/98)..............   2004        1.005           1.040                 309,926
                                                               2003        1.000           1.005                 267,916

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2004        1.295           1.346                  97,678
                                                               2003        1.000           1.295                  56,682

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2004        1.000           0.990                  36,497

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        1.342           1.439                 649,477
                                                               2003        1.000           1.342                 550,111

   Smith Barney High Income Portfolio (8/98)................   2004        1.221           1.315                 137,587
                                                               2003        1.000           1.221                  77,968

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.453           1.422                 727,318
                                                               2003        1.000           1.453                 353,819

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        1.319           1.420                 215,899
                                                               2003        1.000           1.319                  63,633

   Smith Barney Money Market Portfolio (9/98)...............   2004        0.984           0.968                 248,135
                                                               2003        1.000           0.984                 292,702

   Strategic Equity Portfolio (5/01)........................   2004        1.310           1.408                  31,055
                                                               2003        1.000           1.310                  12,363

   Travelers Managed Income Portfolio (7/98)................   2004        1.053           1.056                 736,900
                                                               2003        1.000           1.053                 401,215

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2004        1.248           1.300                  39,125
                                                               2003        1.000           1.248                  31,824

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        1.438           1.622                 168,571
                                                               2003        1.000           1.438                  84,883

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.406           1.710                 327,717
                                                               2003        1.000           1.406                 238,933


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio -- Service Shares -- is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Accountants
                       Condensed Financial Information
                       Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, One Cityplace, 3CP,Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.


Name:    _______________________________________________________________________


Address: _______________________________________________________________________

         _______________________________________________________________________

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21254                                                              May 2, 2005

         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   2
VALUATION OF ASSETS.........................................................   3
FEDERAL TAX CONSIDERATIONS..................................................   4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................   7
CONDENSED FINANCIAL INFORMATION.............................................   8
FINANCIAL STATEMENTS........................................................ F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

    o   The Travelers Insurance Company ("TIC")

    o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account TM for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC Underwriting Commissions
                         ------------------------------

---------------------- ---------------------------- ----------------------------
                         UNDERWRITING COMMISSIONS             AMOUNT OF
                              PAID TO TDLLC           UNDERWRITING COMMISSIONS
YEAR                          BY THE COMPANY              RETAINED BY TDLLC
---------------------- ---------------------------- ----------------------------

2004                             $132,410                        $0
---------------------- ---------------------------- ----------------------------

2003                              $73,223                        $0
---------------------- ---------------------------- ----------------------------

2002                              $88,393                        $0
---------------------- ---------------------------- ----------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account TM for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-d2uration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)                    2004         0.742             0.770              159,384
                                                                      2003         0.604             0.742              264,253
                                                                      2002         0.882             0.604              292,467
                                                                      2001         1.000             0.882              440,661

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)                                                     2004         0.914             0.998            2,193,519
                                                                      2003         0.704             0.914            2,547,676
                                                                      2002         0.923             0.704            2,292,731
                                                                      2001         1.000             0.923            1,478,947

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)                                                     2004         0.701             0.746              369,750
                                                                      2003         0.579             0.701              341,246
                                                                      2002         0.853             0.579              423,365
                                                                      2001         1.000             0.853              418,899

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)                        2004         1.292             1.439              392,012
                                                                      2003         1.000             1.292               55,156

   Growth Fund -- Class 2 Shares (5/03)                               2004         1.244             1.374            2,739,945
                                                                      2003         1.000             1.244              364,404

   Growth-Income Fund -- Class 2 Shares (5/03)                        2004         1.249             1.354            4,967,362
                                                                      2003         1.000             1.249            2,485,924

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)              2004         1.088             1.335              506,211
                                                                      2003         0.776             1.088              644,246
                                                                      2002         0.894             0.776              858,132
                                                                      2001         1.008             0.894              848,987
                                                                      2000         1.500             1.008            1,022,687

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Credit Suisse Trust Emerging Markets Portfolio (continued)         1999         0.842             1.500              272,106
                                                                      1998         1.000             0.842                4,069

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)                  2004         1.702             2.195              978,585
                                                                      2003         1.293             1.702            1,069,309
                                                                      2002         1.260             1.293            1,115,385
                                                                      2001         1.180             1.260              674,357
                                                                      2000         0.915             1.180              289,607
                                                                      1999         0.957             0.915              162,017
                                                                      1998         1.000             0.957                5,447

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)                                                      2004         1.544             1.841              806,144
                                                                      2003         1.108             1.544              724,641
                                                                      2002         1.195             1.108            1,048,352
                                                                      2001         1.089             1.195              727,747
                                                                      2000         0.938             1.089              260,779
                                                                      1999         1.005             0.938               65,404
                                                                      1998         1.000             1.005                   --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)                                 2004         1.262             1.379            2,292,537
                                                                      2003         0.976             1.262            2,722,326
                                                                      2002         1.229             0.976            2,966,333
                                                                      2001         1.334             1.229            2,430,911
                                                                      2000         1.199             1.334            1,354,906
                                                                      1999         0.992             1.199              309,595
                                                                      1998         1.000             0.992                9,007

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)                                 2004         0.997             1.028            5,131,555
                                                                      2003         0.838             0.997            6,540,266
                                                                      2002         1.025             0.838            6,549,091
                                                                      2001         1.151             1.025            3,349,615
                                                                      2000         1.180             1.151            1,486,816
                                                                      1999         1.079             1.180              341,217
                                                                      1998         1.000             1.079               17,190

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)                  2004         1.179             1.290            1,063,573
                                                                      2003         0.875             1.179            1,080,564
                                                                      2002         1.250             0.875              951,215
                                                                      2001         1.502             1.250              986,457
                                                                      2000         1.833             1.502            1,042,894
                                                                      1999         1.071             1.833              167,293
                                                                      1998         1.000             1.071               10,436

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)             2004         1.035             1.144            2,142,049
                                                                      2003         0.842             1.035            1,607,974
                                                                      2002         1.000             0.842              252,972

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)                                                      2004         1.357             1.662              400,716
                                                                      2003         0.904             1.357              333,216
                                                                      2002         0.922             0.904              313,884
                                                                      2001         1.022             0.922              342,341
                                                                      2000         1.532             1.022              221,812
                                                                      1999         1.018             1.532              135,187
                                                                      1998         1.000             1.018                2,959

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)         2004         0.925             1.077            4,489,678
                                                                      2003         0.713             0.925            2,276,050
                                                                      2002         0.892             0.713            1,817,725
                                                                      2001         1.082             0.892            1,379,012
                                                                      2000         1.129             1.082              668,980
                                                                      1999         0.933             1.129               75,785
                                                                      1998         1.000             0.933               21,233

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                                      2004         0.928             0.991            2,797,917
                                                                      2003         0.759             0.928            2,195,554
                                                                      2002         0.937             0.759            2,240,596
                                                                      2001         1.000             0.937              863,637

   Fundamental Value Portfolio (5/01)                                 2004         0.965             1.025            3,455,502
                                                                      2003         0.709             0.965            3,307,065
                                                                      2002         0.918             0.709            3,911,113
                                                                      2001         1.000             0.918            2,926,674

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)               2004         0.668             0.732              935,702
                                                                      2003         0.551             0.668            1,663,963
                                                                      2002         0.717             0.551            1,720,498
                                                                      2001         0.846             0.717            1,303,309
                                                                      2000         1.000             0.846            1,043,900

   International Growth Portfolio -- Service Shares (5/00)            2004         0.568             0.662            1,797,355
                                                                      2003         0.430             0.568            2,196,094
                                                                      2002         0.590             0.430            2,550,689
                                                                      2001         0.785             0.590            3,907,772
                                                                      2000         1.000             0.785            2,203,837

   Mid Cap Growth Portfolio -- Service Shares (5/00)                  2004         0.372             0.440            1,678,849
                                                                      2003         0.281             0.372            2,297,905
                                                                      2002         0.398             0.281            2,460,041
                                                                      2001         0.672             0.398            2,701,933
                                                                      2000         1.000             0.672            2,662,644

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2004         1.332             1.502               28,812
                                                                      2003         1.000             1.332               12,349

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2004         1.241             1.372              892,509
                                                                      2003         1.000             1.241              209,048

   Mid-Cap Value Portfolio (5/03)                                     2004         1.256             1.529              683,810
                                                                      2003         1.000             1.256               82,052

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)              2004         1.159             1.193            8,158,412
                                                                      2003         1.124             1.159            6,926,352
                                                                      2002         1.050             1.124            7,439,208
                                                                      2001         1.000             1.050            3,417,746

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)          2004         0.720             0.760               23,442
                                                                      2003         0.555             0.720               22,985
                                                                      2002         0.803             0.555               58,395
                                                                      2001         1.000             0.803               59,286

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)                                                      2004         0.872             0.994            1,582,560
                                                                      2003         0.691             0.872            3,448,096
                                                                      2002         0.855             0.691            3,348,588
                                                                      2001         1.000             0.855            1,444,116

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)           2004         1.279             1.585              310,867
                                                                      2003         0.871             1.279              330,842
                                                                      2002         1.085             0.871              344,550
                                                                      2001         1.000             1.085              192,578

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)                                     2004         0.945             1.005            1,784,678
                                                                      2003         0.692             0.945            1,922,661
                                                                      2002         0.941             0.692            1,923,931
                                                                      2001         1.000             0.941              844,818

   Investors Fund -- Class I (10/98)                                  2004         1.186             1.285            4,093,574
                                                                      2003         0.913             1.186            5,371,276
                                                                      2002         1.209             0.913            5,470,812
                                                                      2001         1.285             1.209            3,823,616
                                                                      2000         1.135             1.285              734,489
                                                                      1999         1.036             1.135               24,672
                                                                      1998         1.000             1.036                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)                    2004         0.976             0.990              483,582
                                                                      2003         0.805             0.976              244,645
                                                                      2002         1.000             0.805               76,545

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Smith Barney Multiple Discipline Trust Multiple Discipline
   Portfolio -- All Cap Growth and Value (5/04)                       2004         1.000             1.044              681,112

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04)                                                   2004         1.000             1.071              212,914

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04)                                                       2004         1.000             1.038                   --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                             2004         1.094             1.254              193,347
                                                                      2003         0.805             1.094              189,594
                                                                      2002         1.068             0.805              216,085
                                                                      2001         1.044             1.068              256,273
                                                                      2000         0.987             1.044              199,336
                                                                      1999         1.035             0.987               46,628
                                                                      1998         1.000             1.035                5,193

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                         2004         1.461             1.671              189,777
                                                                      2003         1.113             1.461              233,552
                                                                      2002         1.323             1.113              258,273
                                                                      2001         1.405             1.323              378,136
                                                                      2000         1.227             1.405              401,575
                                                                      1999         1.101             1.227               39,328
                                                                      1998         1.000             1.101                7,351

   Equity Income Portfolio (5/03)                                     2004         1.237             1.335              445,295
                                                                      2003         1.000             1.237              172,268

   Federated High Yield Portfolio (5/02)                              2004         1.172             1.270              656,484
                                                                      2003         0.975             1.172              367,973
                                                                      2002         1.000             0.975              181,353

   Large Cap Portfolio (8/98)                                         2004         0.901             0.942            2,835,092
                                                                      2003         0.736             0.901            3,126,463
                                                                      2002         0.971             0.736            3,285,189
                                                                      2001         1.197             0.971            3,571,512
                                                                      2000         1.426             1.197            3,346,531

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Large Cap Portfolio (continued)                                    1999         1.123             1.426              714,812
                                                                      1998         1.000             1.123                4,881

   Lazard International Stock Portfolio (7/98)                        2004         0.749             0.851            2,589,187
                                                                      2003         0.593             0.749            2,447,929
                                                                      2002         0.694             0.593            2,460,214
                                                                      2001         0.958             0.694            2,836,240
                                                                      2000         1.102             0.958            3,161,046
                                                                      1999         0.922             1.102              697,501
                                                                      1998         1.000             0.922               23,016

   Merrill Lynch Large Cap Core Portfolio (11/98)                     2004         0.776             0.882            1,254,585
                                                                      2003         0.652             0.776            1,438,069
                                                                      2002         0.887             0.652            1,566,894
                                                                      2001         1.166             0.887            2,594,224
                                                                      2000         1.258             1.166            2,737,747
                                                                      1999         1.036             1.258              525,554
                                                                      1998         1.000             1.036                   --

   MFS Emerging Growth Portfolio (5/01)                               2004         0.662             0.733               98,143
                                                                      2003         0.522             0.662              141,191
                                                                      2002         0.809             0.522              145,253
                                                                      2001         1.000             0.809               87,450

   MFS Mid Cap Growth Portfolio (5/00)                                2004         0.495             0.554            3,546,165
                                                                      2003         0.368             0.495            4,246,811
                                                                      2002         0.732             0.368            4,329,824
                                                                      2001         0.977             0.732            4,327,602
                                                                      2000         1.000             0.977            1,930,852

   MFS Value Portfolio (11/98)                                        2004         1.149             1.309            1,447,802
                                                                      2003         0.940             1.149            1,389,379
                                                                      2002         1.102             0.940            1,302,063
                                                                      2001         1.112             1.102            1,138,085
                                                                      2000         1.015             1.112              751,345
                                                                      1999         0.985             1.015              305,754
                                                                      1998         1.000             0.985                   --

   Pioneer Fund Portfolio (5/03)                                      2004         1.213             1.324               77,143
                                                                      2003         1.000             1.213               16,209

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   U.S. Government Securities Portfolio (8/98)                        2004         1.292             1.346            2,101,484
                                                                      2003         1.280             1.292            2,322,511
                                                                      2002         1.148             1.280            3,244,509
                                                                      2001         1.105             1.148            2,918,731
                                                                      2000         0.984             1.105            2,100,583
                                                                      1999         1.045             0.984              208,167
                                                                      1998         1.000             1.045                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                          2004         0.940             0.983            1,631,814
                                                                      2003         0.741             0.940            1,889,131
                                                                      2002         0.991             0.741            2,109,086
                                                                      2001         1.325             0.991            2,315,971
                                                                      2000         1.506             1.325            2,170,383
                                                                      1999         1.073             1.506              227,578
                                                                      1998         1.000             1.073               21,451

   SB Adjustable Rate Income Portfolio -- Class I Shares (5/04)       2004         1.000             0.994              440,902

   Smith Barney Aggressive Growth Portfolio (5/00)                    2004         0.837             0.904            4,511,623
                                                                      2003         0.634             0.837            4,936,010
                                                                      2002         0.959             0.634            5,464,999
                                                                      2001         1.018             0.959            4,913,657
                                                                      2000         1.000             1.018            1,326,488

   Smith Barney High Income Portfolio (8/98)                          2004         0.969             1.051            2,316,541
                                                                      2003         0.774             0.969            2,442,970
                                                                      2002         0.815             0.774            2,576,967
                                                                      2001         0.863             0.815            2,307,439
                                                                      2000         0.956             0.863            1,697,909
                                                                      1999         0.949             0.956              522,735
                                                                      1998         1.000             0.949                4,997

   Smith Barney Large Capitalization Growth Portfolio (8/98)          2004         1.254             1.236            6,676,140
                                                                      2003         0.866             1.254            6,334,061
                                                                      2002         1.173             0.866            7,036,897
                                                                      2001         1.366             1.173            7,363,662
                                                                      2000         1.495             1.366            5,957,460

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                        1999         1.164             1.495            1,314,065
                                                                      1998         1.000             1.164               19,674

   Smith Barney Mid Cap Core Portfolio (5/01)                         2004         0.946             1.025            2,431,294
                                                                      2003         0.742             0.946            2,662,783
                                                                      2002         0.935             0.742            2,697,675
                                                                      2001         1.000             0.935            1,508,597

   Smith Barney Money Market Portfolio (9/98)                         2004         1.084             1.074            2,307,197
                                                                      2003         1.097             1.084            2,396,380
                                                                      2002         1.104             1.097            4,725,650
                                                                      2001         1.084             1.104            4,801,332
                                                                      2000         1.041             1.084              934,410
                                                                      1999         1.013             1.041              190,529
                                                                      1998         1.000             1.013                   --

   Strategic Equity Portfolio (5/01)                                  2004         0.692             0.749              240,579
                                                                      2003         0.532             0.692              220,890
                                                                      2002         0.816             0.532              151,838
                                                                      2001         1.000             0.816              196,430

   Travelers Managed Income Portfolio (7/98)                          2004         1.170             1.181            5,220,418
                                                                      2003         1.099             1.170            5,398,515
                                                                      2002         1.096             1.099            5,399,854
                                                                      2001         1.046             1.096            5,781,643
                                                                      2000         0.987             1.046            3,541,022
                                                                      1999         0.997             0.987              818,644
                                                                      1998         1.000             0.997               14,831

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)                2004         0.669             0.702               74,299
                                                                      2003         0.537             0.669              116,185
                                                                      2002         0.812             0.537              110,067
                                                                      2001         1.000             0.812               74,046

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2004         0.958             1.088              652,217
                                                                      2003         0.688             0.958              317,197

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                        2002         0.942             0.688              375,220
                                                                      2001         1.000             0.942              283,397

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)                        2004         1.229             1.504            1,069,114
                                                                      2003         0.905             1.229              863,241
                                                                      2002         1.025             0.905              800,501
                                                                      2001         1.000             1.025              176,585

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)                    2004         0.958             0.994                   --
                                                                      2003         0.781             0.958                   --
                                                                      2002         1.142             0.781                   --
                                                                      2001         1.000             1.142                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)                                                     2004         1.131             1.234                   --
                                                                      2003         0.872             1.131                   --
                                                                      2002         1.144             0.872                   --
                                                                      2001         1.000             1.144                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)                                                     2004         0.970             1.031                   --
                                                                      2003         0.802             0.970                   --
                                                                      2002         1.183             0.802                   --
                                                                      2001         1.000             1.183                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)                        2004         1.291             1.437                   --
                                                                      2003         1.000             1.291                   --

   Growth Fund -- Class 2 Shares (5/03)                               2004         1.244             1.372                   --
                                                                      2003         1.000             1.244                   --

   Growth-Income Fund -- Class 2 Shares (5/03)                        2004         1.248             1.351                   --
                                                                      2003         1.000             1.248                   --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)              2004         1.469             1.799                   --
                                                                      2003         1.048             1.469                   --
                                                                      2002         1.208             1.048                   --
                                                                      2001         1.000             1.208                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)                  2004         1.482             1.910                   --
                                                                      2003         1.128             1.482                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Delaware VIP REIT Series -- Standard Class (continued)             2002         1.100             1.128                   --
                                                                      2001         1.000             1.100                   --

   Delaware VIP Small Cap Value Series -- Standard Class (11/98)      2004         1.538             1.833                   --
                                                                      2003         1.105             1.538                   --
                                                                      2002         1.193             1.105                   --
                                                                      2001         1.000             1.193                   --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (9/98)                                 2004         1.214             1.325                   --
                                                                      2003         0.940             1.214                   --
                                                                      2002         1.185             0.940                   --
                                                                      2001         1.000             1.185                   --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)                                 2004         1.082             1.114                   --
                                                                      2003         0.910             1.082                   --
                                                                      2002         1.115             0.910                   --
                                                                      2001         1.000             1.115                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)                  2004         1.155             1.263                   --
                                                                      2003         0.858             1.155                   --
                                                                      2002         1.227             0.858                   --
                                                                      2001         1.000             1.227                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)             2004         1.033             1.141                   --
                                                                      2003         0.842             1.033                   --
                                                                      2002         1.000             0.842                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)                                                      2004         1.673             2.046                   --
                                                                      2003         1.115             1.673                   --
                                                                      2002         1.138             1.115                   --
                                                                      2001         1.000             1.138                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)         2004         1.174             1.365                   --
                                                                      2003         0.906             1.174                   --
                                                                      2002         1.134             0.906                   --
                                                                      2001         1.000             1.134                   --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                                      2004         1.123             1.198                   --
                                                                      2003         0.919             1.123                   --
                                                                      2002         1.136             0.919                   --
                                                                      2001         1.000             1.136                   --

   Fundamental Value Portfolio (5/01)                                 2004         1.230             1.306                   --
                                                                      2003         0.905             1.230                   --
                                                                      2002         1.172             0.905                   --
                                                                      2001         1.000             1.172                   --

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)               2004         1.046             1.146                   --
                                                                      2003         0.864             1.046                   --
                                                                      2002         1.126             0.864                   --
                                                                      2001         1.000             1.126                   --

   International Growth Portfolio -- Service Shares (5/00)            2004         1.125             1.310                   --
                                                                      2003         0.853             1.125                   --
                                                                      2002         1.171             0.853                   --
                                                                      2001         1.000             1.171                   --

   Mid Cap Growth Portfolio -- Service Shares (5/00)                  2004         1.079             1.275                   --
                                                                      2003         0.816             1.079                   --
                                                                      2002         1.158             0.816                   --
                                                                      2001         1.000             1.158                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2004         1.331             1.500                   --
                                                                      2003         1.000             1.331                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2004         1.240             1.370                   --
                                                                      2003         1.000             1.240                   --

   Mid-Cap Value Portfolio (5/03)                                     2004         1.255             1.527                   --
                                                                      2003         1.000             1.255                   --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)              2004         1.105             1.136                6,834
                                                                      2003         1.072             1.105                   --
                                                                      2002         1.003             1.072                   --
                                                                      2001         1.000             1.003                   --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)          2004         1.102             1.163                   --
                                                                      2003         0.851             1.102                   --
                                                                      2002         1.233             0.851                   --
                                                                      2001         1.000             1.233                   --

   Putnam VT International Equity Fund -- Class IB Shares (5/01)      2004         1.158             1.319                   --
                                                                      2003         0.918             1.158                   --
                                                                      2002         1.137             0.918                   --
                                                                      2001         1.000             1.137                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)           2004         1.436             1.777                   --
                                                                      2003         0.978             1.436                   --
                                                                      2002         1.221             0.978                   --
                                                                      2001         1.000             1.221                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)                                     2004         1.129             1.200                   --
                                                                      2003         0.828             1.129                   --
                                                                      2002         1.127             0.828                   --
                                                                      2001         1.000             1.127                   --

   Investors Fund -- Class I (10/98)                                  2004         1.110             1.201                   --
                                                                      2003         0.855             1.110                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Investors Fund -- Class I (continued)                              2002         1.133             0.855                   --
                                                                      2001         1.000             1.133                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)                    2004         0.974             0.987                   --
                                                                      2003         0.804             0.974                   --
                                                                      2002         1.000             0.804                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04)                                                       2004         1.000             1.043               47,162

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04)                                                   2004         1.000             1.070                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04)                                                       2004         1.000             1.037                   --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                             2004         1.220             1.397                   --
                                                                      2003         0.899             1.220                   --
                                                                      2002         1.193             0.899                   --
                                                                      2001         1.000             1.193                   --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                         2004         1.316             1.503                   --
                                                                      2003         1.003             1.316                   --
                                                                      2002         1.194             1.003                   --
                                                                      2001         1.000             1.194                   --

   Equity Income Portfolio (5/03)                                     2004         1.237             1.333                   --
                                                                      2003         1.000             1.237                   --

   Federated High Yield Portfolio (5/02)                              2004         1.170             1.267                4,804
                                                                      2003         0.975             1.170                   --
                                                                      2002         1.000             0.975                   --

   Large Cap Portfolio (8/98)                                         2004         1.053             1.100                   --
                                                                      2003         0.861             1.053                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Large Cap Portfolio (continued)                                    2002         1.137             0.861                   --
                                                                      2001         1.000             1.137                   --

   Lazard International Stock Portfolio (7/98)                        2004         1.140             1.294                   --
                                                                      2003         0.904             1.140                   --
                                                                      2002         1.059             0.904                   --
                                                                      2001         1.000             1.059                   --

   Merrill Lynch Large Cap Core Portfolio (11/98)                     2004         1.004             1.141                   --
                                                                      2003         0.845             1.004                   --
                                                                      2002         1.151             0.845                   --
                                                                      2001         1.000             1.151                   --

   MFS Emerging Growth Portfolio (5/01)                               2004         0.995             1.100                   --
                                                                      2003         0.786             0.995                   --
                                                                      2002         1.218             0.786                   --
                                                                      2001         1.000             1.218                   --

   MFS Mid Cap Growth Portfolio (5/00)                                2004         0.824             0.922                   --
                                                                      2003         0.613             0.824                   --
                                                                      2002         1.221             0.613                   --
                                                                      2001         1.000             1.221                   --

   MFS Value Portfolio (11/98)                                        2004         1.172             1.333                   --
                                                                      2003         0.959             1.172                   --
                                                                      2002         1.126             0.959                   --
                                                                      2001         1.000             1.126                   --

   Pioneer Fund Portfolio (5/03)                                      2004         1.212             1.321                   --
                                                                      2003         1.000             1.212                   --

   U.S. Government Securities Portfolio (8/98)                        2004         1.121             1.166                   --
                                                                      2003         1.112             1.121                   --
                                                                      2002         0.998             1.112                   --
                                                                      2001         1.000             0.998                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                          2004         1.142             1.193                   --
                                                                      2003         0.900             1.142                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   AIM Capital Appreciation Portfolio (continued)
                                                                      2002         1.206             0.900                   --
                                                                      2001         1.000             1.206                   --

   SB Adjustable Rate Income Portfolio -- Class I Shares (5/04)       2004         1.000             0.994                   --

   Smith Barney Aggressive Growth Portfolio (5/00)                    2004         1.057             1.139                   --
                                                                      2003         0.801             1.057                   --
                                                                      2002         1.213             0.801                   --
                                                                      2001         1.000             1.213                   --

   Smith Barney High Income Portfolio (8/98)                          2004         1.231             1.333                   --
                                                                      2003         0.984             1.231                   --
                                                                      2002         1.037             0.984                   --
                                                                      2001         1.000             1.037                   --

   Smith Barney Large Capitalization Growth Portfolio (8/98)          2004         1.261             1.241                   --
                                                                      2003         0.871             1.261                   --
                                                                      2002         1.181             0.871                   --
                                                                      2001         1.000             1.181                   --

   Smith Barney Mid Cap Core Portfolio (5/01)                         2004         1.244             1.347                   --
                                                                      2003         0.978             1.244                   --
                                                                      2002         1.232             0.978                   --
                                                                      2001         1.000             1.232                   --

   Smith Barney Money Market Portfolio (9/98)                         2004         0.981             0.970                   --
                                                                      2003         0.993             0.981                   --
                                                                      2002         1.000             0.993                   --
                                                                      2001         1.000             1.000                   --

   Strategic Equity Portfolio (5/01)                                  2004         0.972             1.051                   --
                                                                      2003         0.748             0.972                   --
                                                                      2002         1.148             0.748                   --
                                                                      2001         1.000             1.148                   --

   Travelers Managed Income Portfolio (7/98)                          2004         1.045             1.054                   --
                                                                      2003         0.982             1.045                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Travelers Managed Income Portfolio (continued)                     2002         0.980             0.982                   --
                                                                      2001         1.000             0.980                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)                2004         0.932             0.976                   --
                                                                      2003         0.748             0.932                   --
                                                                      2002         1.133             0.748                   --
                                                                      2001         1.000             1.133                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                                   2004         1.233             1.398                   --
                                                                      2003         0.886             1.233                   --
                                                                      2002         1.215             0.886                   --
                                                                      2001         1.000             1.215                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)                        2004         1.344             1.643                   --
                                                                      2003         0.991             1.344                   --
                                                                      2002         1.123             0.991                   --
                                                                      2001         1.000             1.123                   --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)                    2004         0.955             0.989                5,892
                                                                      2003         0.780             0.955               26,335
                                                                      2002         1.142             0.780               23,369
                                                                      2001         1.000             1.142                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/01)    2004         1.127             1.228              318,980
                                                                      2003         0.871             1.127              197,431
                                                                      2002         1.144             0.871              145,936
                                                                      2001         1.000             1.144                   --

   AllianceBernstein Premier Growth Portfolio -- Class B (5/01)       2004         0.967             1.026              372,106
                                                                      2003         0.801             0.967              252,624
                                                                      2002         1.182             0.801              306,287
                                                                      2001         1.000             1.182                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)                        2004         1.290             1.433              685,200
                                                                      2003         1.000             1.290               16,096

   Growth Fund -- Class 2 Shares (5/03)                               2004         1.242             1.369            2,718,117
                                                                      2003         1.000             1.242              440,898

   Growth-Income Fund -- Class 2 Shares (5/03)                        2004         1.247             1.348            2,610,903
                                                                      2003         1.000             1.247              228,921

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)              2004         1.464             1.791               24,806
                                                                      2003         1.046             1.464               31,073
                                                                      2002         1.208             1.046               36,682
                                                                      2001         1.000             1.208                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)                  2004         1.477             1.901              499,238
                                                                      2003         1.126             1.477              155,002

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Delaware VIP REIT Series -- Standard Class (continued)             2002         1.100             1.126              105,316
                                                                      2001         1.000             1.100               12,684

   Delaware VIP Small Cap Value Series -- Standard Class (11/98)      2004         1.533             1.824              347,298
                                                                      2003         1.103             1.533               94,821
                                                                      2002         1.193             1.103                  598
                                                                      2001         1.000             1.193                   --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund --  Developing Leaders
   Portfolio -- Initial Shares (9/98)                                 2004         1.210             1.319               87,130
                                                                      2003         0.938             1.210               88,053
                                                                      2002         1.185             0.938               77,768
                                                                      2001         1.000             1.185               20,114

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (8/98)                                 2004         1.078             1.109              546,932
                                                                      2003         0.909             1.078              267,894
                                                                      2002         1.114             0.909              212,634
                                                                      2001         1.000             1.114               52,192

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)                  2004         1.151             1.257              452,393
                                                                      2003         0.857             1.151               97,960
                                                                      2002         1.227             0.857               87,881
                                                                      2001         1.000             1.227                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)             2004         1.030             1.137              474,912
                                                                      2003         0.841             1.030               78,196
                                                                      2002         1.000             0.841               10,962

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)                                                      2004         1.667             2.036              341,968
                                                                      2003         1.113             1.667               91,342
                                                                      2002         1.138             1.113                1,793
                                                                      2001         1.000             1.138                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)         2004         1.170             1.358            1,605,597
                                                                      2003         0.904             1.170              116,592
                                                                      2002         1.133             0.904               32,833
                                                                      2001         1.000             1.133                   --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                                      2004         1.119             1.192            1,437,614
                                                                      2003         0.917             1.119              318,569
                                                                      2002         1.136             0.917               57,650
                                                                      2001         1.000             1.136                   --

   Fundamental Value Portfolio (5/01)                                 2004         1.226             1.299              643,775
                                                                      2003         0.903             1.226              146,609
                                                                      2002         1.172             0.903              109,611
                                                                      2001         1.000             1.172               60,860

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)               2004         1.043             1.141                   --
                                                                      2003         0.862             1.043                   --
                                                                      2002         1.126             0.862                   --
                                                                      2001         1.000             1.126                   --

   International Growth Portfolio -- Service Shares (5/00)            2004         1.121             1.303                2,838
                                                                      2003         0.851             1.121                   --
                                                                      2002         1.171             0.851                   --
                                                                      2001         1.000             1.171                   --

   Mid Cap Growth Portfolio -- Service Shares (5/00)                  2004         1.075             1.268              172,409
                                                                      2003         0.815             1.075               21,208
                                                                      2002         1.157             0.815                   --
                                                                      2001         1.000             1.157                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2004         1.330             1.496              223,938
                                                                      2003         1.000             1.330               24,476

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2004         1.239             1.366            1,470,144
                                                                      2003         1.000             1.239              112,259

   Mid-Cap Value Portfolio (5/03)                                     2004         1.254             1.523            1,156,768
                                                                      2003         1.000             1.254              265,680

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)              2004         1.101             1.131            5,249,767
                                                                      2003         1.070             1.101              878,853
                                                                      2002         1.002             1.070              603,634
                                                                      2001         1.000             1.002              142,712

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)          2004         1.099             1.157                   --
                                                                      2003         0.850             1.099                   --
                                                                      2002         1.233             0.850                   --
                                                                      2001         1.000             1.233                   --

   Putnam VT International Equity Fund -- Class IB Shares (5/01)      2004         1.154             1.313              115,303
                                                                      2003         0.917             1.154              230,770
                                                                      2002         1.137             0.917              129,081
                                                                      2001         1.000             1.137               27,332

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)           2004         1.431             1.769               44,740
                                                                      2003         0.976             1.431               25,653
                                                                      2002         1.220             0.976                8,644
                                                                      2001         1.000             1.220                6,625

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)                                     2004         1.126             1.194              227,634
                                                                      2003         0.827             1.126               55,203
                                                                      2002         1.127             0.827               66,953
                                                                      2001         1.000             1.127               41,655

   Investors Fund -- Class I (10/98)                                  2004         1.106             1.196              471,609
                                                                      2003         0.854             1.106              326,602

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Investors Fund -- Class I (continued)                              2002         1.133             0.854              271,336
                                                                      2001         1.000             1.133               80,548

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)                    2004         0.971             0.983              172,893
                                                                      2003         0.803             0.971               27,528
                                                                      2002         1.000             0.803                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04)                                                       2004         1.000             1.042            1,606,064

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04)                                                   2004         1.000             1.069              423,365

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04)                                                       2004         1.000             1.036               68,856

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                             2004         1.216             1.391                   --
                                                                      2003         0.897             1.216                   --
                                                                      2002         1.193             0.897                   --
                                                                      2001         1.000             1.193                   --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                         2004         1.311             1.495                   --
                                                                      2003         1.001             1.311                   --
                                                                      2002         1.193             1.001                   --
                                                                      2001         1.000             1.193                   --

   Equity Income Portfolio (5/03)                                     2004         1.235             1.329              248,139
                                                                      2003         1.000             1.235               21,934

   Federated High Yield Portfolio (5/02)                              2004         1.167             1.262            1,157,055
                                                                      2003         0.974             1.167              136,049
                                                                      2002         1.000             0.974               24,257

   Large Cap Portfolio (8/98)
                                                                      2004         1.049             1.094              162,310
                                                                      2003         0.859             1.049               20,618

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Large Cap Portfolio (continued)                                    2002         1.137             0.859               21,372
                                                                      2001         1.000             1.137                   --

   Lazard International Stock Portfolio (7/98)                        2004         1.136             1.287            1,262,239
                                                                      2003         0.902             1.136              420,351
                                                                      2002         1.058             0.902              324,651
                                                                      2001         1.000             1.058                   --

   Merrill Lynch Large Cap Core Portfolio (11/98)                     2004         1.001             1.136                   --
                                                                      2003         0.843             1.001                   --
                                                                      2002         1.151             0.843                   --
                                                                      2001         1.000             1.151                   --

   MFS Emerging Growth Portfolio (5/01)                               2004         0.992             1.095               31,610
                                                                      2003         0.784             0.992               24,105
                                                                      2002         1.218             0.784                   --
                                                                      2001         1.000             1.218                   --

   MFS Mid Cap Growth Portfolio (5/00)                                2004         0.821             0.917              308,078
                                                                      2003         0.612             0.821              277,040
                                                                      2002         1.221             0.612              291,957
                                                                      2001         1.000             1.221                   --

   MFS Value Portfolio (11/98)                                        2004         1.168             1.326              405,792
                                                                      2003         0.957             1.168              218,389
                                                                      2002         1.125             0.957              158,316
                                                                      2001         1.000             1.125                   --

   Pioneer Fund Portfolio (5/03)                                      2004         1.211             1.318               52,216
                                                                      2003         1.000             1.211               41,592

   U.S. Government Securities Portfolio (8/98)                        2004         1.117             1.161              526,962
                                                                      2003         1.110             1.117               19,379
                                                                      2002         0.998             1.110                2,026
                                                                      2001         1.000             0.998                1,884

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                          2004         1.138             1.187               56,973
                                                                      2003         0.899             1.138               45,259

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   AIM Capital Appreciation Portfolio (continued)                     2002         1.206             0.899                2,406
                                                                      2001         1.000             1.206                   --

   SB Adjustable Rate Income Portfolio -- Class I Shares (5/04)       2004         1.000             0.993              663,220

   Smith Barney Aggressive Growth Portfolio (5/00)                    2004         1.053             1.134              963,379
                                                                      2003         0.799             1.053              376,618
                                                                      2002         1.212             0.799              117,751
                                                                      2001         1.000             1.212               78,988

   Smith Barney High Income Portfolio (8/98)                          2004         1.227             1.327              177,937
                                                                      2003         0.982             1.227                7,726
                                                                      2002         1.037             0.982                   --
                                                                      2001         1.000             1.037               12,607

   Smith Barney Large Capitalization Growth Portfolio (8/98)          2004         1.257             1.235              971,830
                                                                      2003         0.870             1.257              230,264
                                                                      2002         1.181             0.870               21,795
                                                                      2001         1.000             1.181               11,592

   Smith Barney Mid Cap Core Portfolio (5/01)                         2004         1.240             1.341              272,178
                                                                      2003         0.976             1.240              183,618
                                                                      2002         1.232             0.976              102,369
                                                                      2001         1.000             1.232               19,553

   Smith Barney Money Market Portfolio (9/98)                         2004         0.977             0.965            1,696,694
                                                                      2003         0.992             0.977              153,275
                                                                      2002         1.000             0.992              163,483
                                                                      2001         1.000             1.000                6,150

   Strategic Equity Portfolio (5/01)                                  2004         0.969             1.045               30,947
                                                                      2003         0.746             0.969               94,251
                                                                      2002         1.147             0.746                   --
                                                                      2001         1.000             1.147                   --

   Travelers Managed Income Portfolio (7/98)                          2004         1.041             1.049            2,089,192
                                                                      2003         0.981             1.041              668,862

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Travelers Managed Income Portfolio (continued)                     2002         0.980             0.981              779,899
                                                                      2001         1.000             0.980               29,869

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)                2004         0.929             0.972               39,653
                                                                      2003         0.747             0.929               59,685
                                                                      2002         1.133             0.747                   --
                                                                      2001         1.000             1.133                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2004         1.229             1.391              111,921
                                                                      2003         0.884             1.229               60,043
                                                                      2002         1.214             0.884               38,080
                                                                      2001         1.000             1.214                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)                        2004         1.339             1.635              369,341
                                                                      2003         0.989             1.339               94,573
                                                                      2002         1.123             0.989                   --
                                                                      2001         1.000             1.123                   --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)                    2004         1.262             1.305                   --
                                                                      2003         1.000             1.262                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/01)     2004         1.329             1.446              339,894
                                                                      2003         1.000             1.329               44,656

   AllianceBernstein Premier Growth Portfolio - Class B (5/01)        2004         1.250             1.324              363,649
                                                                      2003         1.000             1.250               61,353

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)                        2004         1.288             1.430            1,436,785
                                                                      2003         1.000             1.288              395,571

   Growth Fund -- Class 2 Shares (5/03)                               2004         1.241             1.365            7,672,515
                                                                      2003         1.000             1.241            1,697,642

   Growth-Income Fund -- Class 2 Shares (5/03)                        2004         1.246             1.345            8,198,813
                                                                      2003         1.000             1.246            1,426,754

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)              2004         1.442             1.762                   --
                                                                      2003         1.000             1.442                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)                  2004         1.364             1.753              862,854
                                                                      2003         1.000             1.364              204,225

   Delaware VIP Small Cap Value Series -- Standard Class (11/98)      2004         1.458             1.731              832,885
                                                                      2003         1.000             1.458              139,725

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (9/98)                                 2004         1.347             1.467              658,601
                                                                      2003         1.000             1.347              174,872

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --
   Initial Shares (8/98)                                              2004         1.241             1.275              624,758
                                                                      2003         1.000             1.241              539,625

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)                  2004         1.400             1.526              613,217
                                                                      2003         1.000             1.400              172,309

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)             2004         1.263             1.391            1,411,158
                                                                      2003         1.000             1.263              725,735

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (7/98)                                              2004         1.513             1.846              666,336
                                                                      2003         1.000             1.513              118,921

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98)         2004         1.347             1.561            3,831,416
                                                                      2003         1.000             1.347              512,208

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                                      2004         1.257             1.338            1,420,043
                                                                      2003         1.000             1.257              995,312

   Fundamental Value Portfolio (5/01)                                 2004         1.420             1.503            1,227,370
                                                                      2003         1.000             1.420              400,792

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)               2004         1.245             1.359               21,320
                                                                      2003         1.000             1.245               15,437

   International Growth Portfolio -- Service Shares (5/00)            2004         1.408             1.634               43,228
                                                                      2003         1.000             1.408               44,569

   Mid Cap Growth Portfolio -- Service Shares (5/00)                  2004         1.351             1.592              249,772
                                                                      2003         1.000             1.351               69,951

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2004         1.328             1.492               33,440
                                                                      2003         1.000             1.328                9,053

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2004         1.237             1.363            1,932,443
                                                                      2003         1.000             1.237              265,654

   Mid-Cap Value Portfolio (5/03)                                     2004         1.252             1.519            1,977,099
                                                                      2003         1.000             1.252              293,361

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)              2004         1.022             1.048            9,937,145
                                                                      2003         1.000             1.022            2,441,513

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)          2004         1.333             1.402                   --
                                                                      2003         1.000             1.333                   --

   Putnam VT International Equity Fund -- Class IB Shares (5/01)      2004         1.329             1.510              181,088
                                                                      2003         1.000             1.329              291,843

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)           2004         1.541             1.902              230,218
                                                                      2003         1.000             1.541               54,749

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)                                     2004         1.401             1.484              365,474
                                                                      2003         1.000             1.401              196,088

   Investors Fund -- Class I (10/98)                                  2004         1.341             1.447              700,208
                                                                      2003         1.000             1.341              455,626

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)                    2004         1.252             1.265              191,228
                                                                      2003         1.000             1.252               38,240

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value (5/04)   2004         1.000             1.041            4,540,984

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04)                                                   2004         1.000             1.068              411,757

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04)                                                       2004         1.000             1.035              194,396

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                             2004         1.451             1.657                   --
                                                                      2003         1.000             1.451                   --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                         2004         1.366             1.555                   --
                                                                      2003         1.000             1.366                   --

   Equity Income Portfolio (5/03)                                     2004         1.234             1.326              695,099
                                                                      2003         1.000             1.234              280,578

   Federated High Yield Portfolio (5/02)                              2004         1.186             1.280            1,156,647
                                                                      2003         1.000             1.186              307,785

   Large Cap Portfolio (8/98)                                         2004         1.256             1.308              428,715
                                                                      2003         1.000             1.256              111,403

   Lazard International Stock Portfolio (7/98)                        2004         1.318             1.492            1,247,579
                                                                      2003         1.000             1.318              286,204

   Merrill Lynch Large Cap Core Portfolio (11/98)                     2004         1.236             1.400               81,610
                                                                      2003         1.000             1.236              114,603

   MFS Emerging Growth Portfolio (5/01)                               2004         1.281             1.412               26,385
                                                                      2003         1.000             1.281               17,666

   MFS Mid Cap Growth Portfolio (5/00)                                2004         1.350             1.506              428,145
                                                                      2003         1.000             1.350              186,774

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   MFS Value Portfolio (11/98)                                        2004         1.280             1.452              563,033
                                                                      2003         1.000             1.280              195,353

   Pioneer Fund Portfolio (5/03)                                      2004         1.210             1.315              115,354
                                                                      2003         1.000             1.210               19,011

   U.S. Government Securities Portfolio (8/98)                        2004         1.007             1.045              791,861
                                                                      2003         1.000             1.007              207,601

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                          2004         1.298             1.352              133,585
                                                                      2003         1.000             1.298              227,525

   SB Adjustable Rate Income Portfolio -- Class I Shares (5/04)       2004         1.000             0.992              571,662

   Smith Barney Aggressive Growth Portfolio (5/00)                    2004         1.345             1.445            2,048,884
                                                                      2003         1.000             1.345              841,298

   Smith Barney High Income Portfolio (8/98)                          2004         1.223             1.321              540,901
                                                                      2003         1.000             1.223              209,324

   Smith Barney Large Capitalization Growth Portfolio (8/98)          2004         1.456             1.429            2,142,103
                                                                      2003         1.000             1.456              497,899

   Smith Barney Mid Cap Core Portfolio (5/01)                         2004         1.322             1.427            1,967,950
                                                                      2003         1.000             1.322              355,927

   Smith Barney Money Market Portfolio (9/98)                         2004         0.986             0.973            1,827,805
                                                                      2003         1.000             0.986              485,286

   Strategic Equity Portfolio (5/01)                                  2004         1.313             1.415              119,891
                                                                      2003         1.000             1.313               30,738

   Travelers Managed Income Portfolio (7/98)                          2004         1.055             1.061            3,048,678
                                                                      2003         1.000             1.055              616,495

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)                2004         1.251             1.306               35,342
                                                                      2003         1.000             1.251                6,766

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2004         1.441             1.629              664,957
                                                                      2003         1.000             1.441               34,420

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)                        2004         1.409             1.718              551,598
                                                                      2003         1.000             1.409              221,008

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)                     2004         1.261             1.302                    -
                                                                      2003         1.000             1.261                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                                     2004         1.328             1.443                1,393
                                                                      2003         1.000             1.328                    -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                                     2004         1.249             1.321                    -
                                                                      2003         1.000             1.249                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                         2004         1.287             1.427                4,101
                                                                      2003         1.000             1.287                    -

   Growth Fund - Class 2 Shares (5/03)                                2004         1.240             1.363                    -
                                                                      2003         1.000             1.240                    -

   Growth-Income Fund - Class 2 Shares (5/03)                         2004         1.245             1.342                    -
                                                                      2003         1.000             1.245                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)              2004         1.441             1.758                    -
                                                                      2003         1.000             1.441                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)                   2004         1.363             1.750                2,245
                                                                      2003         1.000             1.363                    -

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                                      2004         1.456             1.728                    -
                                                                      2003         1.000             1.456                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (9/98)                                  2004         1.346             1.464                    -
                                                                      2003         1.000             1.346                    -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                                  2004         1.240             1.273                    -
                                                                      2003         1.000             1.240                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)                   2004         1.399             1.523                    -
                                                                      2003         1.000             1.399                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)              2004         1.262             1.389                2,108
                                                                      2003         1.000             1.262                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                                      2004         1.512             1.842                  376
                                                                      2003         1.000             1.512                    -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)          2004         1.346             1.558                2,280
                                                                      2003         1.000             1.346                    -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                                      2004         1.256             1.335               23,557
                                                                      2003         1.000             1.256               22,135

   Fundamental Value Portfolio (5/01)                                 2004         1.419             1.500                    -
                                                                      2003         1.000             1.419                    -

Janus Aspen Series

   Growth and Income Portfolio - Service Shares (5/00)                2004         1.244             1.357                    -
                                                                      2003         1.000             1.244                    -

   International Growth Portfolio - Service Shares (5/00)             2004         1.407             1.631                    -
                                                                      2003         1.000             1.407                    -

                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   Mid Cap Growth Portfolio - Service Shares (5/00)                   2004         1.350             1.589                    -
                                                                      2003         1.000             1.350                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2004         1.327             1.490                    -
                                                                      2003         1.000             1.327                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2004         1.237             1.361                4,929
                                                                      2003         1.000             1.237                    -

   Mid-Cap Value Portfolio (5/03)                                     2004         1.252             1.517                  689
                                                                      2003         1.000             1.252                    -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)               2004         1.022             1.047                6,618
                                                                      2003         1.000             1.022                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)           2004         1.332             1.399                    -
                                                                      2003         1.000             1.332                    -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                                      2004         1.328             1.507                    -
                                                                      2003         1.000             1.328                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2004         1.540             1.899                    -
                                                                      2003         1.000             1.540                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                                      2004         1.400             1.481                    -
                                                                      2003         1.000             1.400                    -

   Investors Fund - Class I (10/98)                                   2004         1.340             1.444                    -
                                                                      2003         1.000             1.340                    -

                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)                    2004         1.251             1.263                2,811
                                                                      2003         1.000             1.251                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                       2004         1.000             1.040                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                                   2004         1.000             1.067                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                       2004         1.000             1.034                    -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                             2004         1.450             1.653                    -
                                                                      2003         1.000             1.450                    -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                         2004         1.365             1.552                    -
                                                                      2003         1.000             1.365                    -

   Equity Income Portfolio (5/03)                                     2004         1.233             1.324                    -
                                                                      2003         1.000             1.233                    -

   Federated High Yield Portfolio (5/02)                              2004         1.185             1.278                3,344
                                                                      2003         1.000             1.185                    -

   Large Cap Portfolio (8/98)                                         2004         1.255             1.305                    -
                                                                      2003         1.000             1.255                    -

   Lazard International Stock Portfolio (7/98)                        2004         1.317             1.489                    -
                                                                      2003         1.000             1.317                    -

   Merrill Lynch Large Cap Core Portfolio (11/98)                     2004         1.235             1.398                    -
                                                                      2003         1.000             1.235                    -

   MFS Emerging Growth Portfolio (5/01)                               2004         1.280             1.409                    -
                                                                      2003         1.000             1.280                    -


                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
   MFS Mid Cap Growth Portfolio (5/00)                                2004         1.348             1.503                    -
                                                                      2003         1.000             1.348                    -

   MFS Value Portfolio (11/98)                                        2004         1.279             1.449                    -
                                                                      2003         1.000             1.279                    -

   Pioneer Fund Portfolio (5/03)                                      2004         1.209             1.313                    -
                                                                      2003         1.000             1.209                    -

   U.S. Government Securities Portfolio (8/98)                        2004         1.006             1.043                    -
                                                                      2003         1.000             1.006                    -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                          2004         1.297             1.349                    -
                                                                      2003         1.000             1.297                    -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                                      2004         1.000             0.991                    -

   Smith Barney Aggressive Growth Portfolio (5/00)                    2004         1.343             1.443                1,023
                                                                      2003         1.000             1.343                    -

   Smith Barney High Income Portfolio (8/98)                          2004         1.222             1.319                    -
                                                                      2003         1.000             1.222                    -

   Smith Barney Large Capitalization Growth Portfolio (8/98)          2004         1.455             1.426                    -
                                                                      2003         1.000             1.455                    -

   Smith Barney Mid Cap Core Portfolio (5/01)                         2004         1.321             1.424                  834
                                                                      2003         1.000             1.321                    -

   Smith Barney Money Market Portfolio (9/98)                         2004         0.985             0.971                    -
                                                                      2003         1.000             0.985                    -

   Strategic Equity Portfolio (5/01)                                  2004         1.312             1.412                    -
                                                                      2003         1.000             1.312                    -

   Travelers Managed Income Portfolio (7/98)                          2004         1.054             1.059                    -
                                                                      2003         1.000             1.054                    -


                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                               UNIT VALUE AT                       NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------- -------- ----------------- ----------------- -------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)                 2004         1.250             1.304                    -
                                                                      2003         1.000             1.250                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                                   2004         1.440             1.626                  854
                                                                      2003         1.000             1.440                    -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                         2004         1.408             1.715                    -
                                                                      2003         1.000             1.408                    -


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio - Service Shares - is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined mid Cap Stock Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2004



















                    THE TRAVELERS SEPARATE ACCOUNT TM
                    FOR VARIABLE ANNUITIES

















[TRAVELERS LIFE & ANNUITY LOGO OMITTED]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 2004


                                                                    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                               AIM V.I. PREMIER     GROWTH AND INCOME      PREMIER GROWTH      GLOBAL GROWTH FUND -
                                            EQUITY FUND - SERIES I  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B      CLASS 2 SHARES
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            152,680  $          3,835,196  $          1,478,241  $          4,471,290

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                152,680             3,835,196             1,478,241             4,471,290
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            152,680  $          3,835,196  $          1,478,241  $          4,471,290
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                         CREDIT SUISSE TRUST     DELAWARE VIP REIT
                                                GROWTH FUND -      GROWTH-INCOME FUND -   EMERGING MARKETS            SERIES -
                                                CLASS 2 SHARES       CLASS 2 SHARES           PORTFOLIO           STANDARD CLASS
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         19,246,048  $         23,500,017  $            888,454  $          6,197,473

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................             19,246,048            23,500,017               888,454             6,197,473
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $         19,246,048  $         23,500,017  $            888,454  $          6,197,473
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                         DREYFUS VIF-          DREYFUS VIF-
 DELAWARE VIP SMALL   DEVELOPING LEADERS      APPRECIATION                                MUTUAL SHARES      TEMPLETON DEVELOPING
 CAP VALUE SERIES -   PORTFOLIO - INITIAL      PORTFOLIO -        FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
   STANDARD CLASS           SHARES            INITIAL SHARES     FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          4,348,010 $          4,960,604  $          7,391,457  $          3,649,894  $          5,276,469  $          3,186,605


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           4,348,010            4,960,604             7,391,457             3,649,894             5,276,469             3,186,605
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          4,348,010 $          4,960,604  $          7,391,457  $          3,649,894  $          5,276,469  $          3,186,605
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                              TEMPLETON FOREIGN                                                 GROWTH AND INCOME
                                              SECURITIES FUND -        APPRECIATION          FUNDAMENTAL            PORTFOLIO -
                                                CLASS 2 SHARES           PORTFOLIO         VALUE PORTFOLIO        SERVICE SHARES
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         14,942,920  $          7,668,432  $          7,479,347  $            975,816

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................             14,942,920             7,668,432             7,479,347               975,816
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $         14,942,920  $          7,668,432  $          7,479,347  $            975,816
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


INTERNATIONAL GROWTH    MID CAP GROWTH
    PORTFOLIO -          PORTFOLIO -        LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE     TOTAL RETURN PORTFOLIO -
  SERVICE SHARES        SERVICE SHARES     SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO        ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          1,678,070 $          1,871,447  $            472,330  $          7,327,933  $          6,748,885  $         36,574,189


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,678,070            1,871,447               472,330             7,327,933             6,748,885            36,574,189
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          1,678,070 $          1,871,447  $            472,330  $          7,327,933  $          6,748,885  $         36,574,189
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                        PUTNAM VT
                                             PUTNAM VT DISCOVERY      INTERNATIONAL      PUTNAM VT SMALL CAP
                                                GROWTH FUND -         EQUITY FUND -          VALUE FUND -
                                               CLASS IB SHARES        CLASS IB SHARES      CLASS IB SHARES    ALL CAP FUND - CLASS I
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $             58,476  $          2,183,505  $          1,310,260  $          3,014,375

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                 58,476             2,183,505             1,310,260             3,014,375
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $             58,476  $          2,183,505  $          1,310,260  $          3,014,375
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                                                                 MULTIPLE DISCIPLINE
                        SMITH BARNEY       MULTIPLE DISCIPLINE   PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
 INVESTORS FUND -     DIVIDEND STRATEGY    PORTFOLIO - ALL CAP     ALL CAP GROWTH      PORTFOLIO - LARGE CAP   STRONG MULTI CAP
    CLASS I               PORTFOLIO         GROWTH AND VALUE          AND VALUE          GROWTH AND VALUE        VALUE FUND II
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          8,042,057 $          1,137,939  $          8,199,010  $          2,541,029  $            385,613  $            399,454


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           8,042,057            1,137,939             8,199,010             2,541,029               385,613               399,454
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          8,042,057 $          1,137,939  $          8,199,010  $          2,541,029  $            385,613  $            399,454
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                             DISCIPLINED MID CAP      EQUITY INCOME        FEDERATED HIGH
                                               STOCK PORTFOLIO          PORTFOLIO          YIELD PORTFOLIO     LARGE CAP PORTFOLIO
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            471,493  $          2,574,106  $          6,288,989  $          5,212,480

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                471,493             2,574,106             6,288,989             5,212,480
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            471,493  $          2,574,106  $          6,288,989  $          5,212,480
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


LAZARD INTERNATIONAL MERRILL LYNCH LARGE      MFS EMERGING          MFS MID CAP
  STOCK PORTFOLIO     CAP CORE PORTFOLIO    GROWTH PORTFOLIO      GROWTH PORTFOLIO     MFS VALUE PORTFOLIO  PIONEER FUND PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          7,620,331 $          1,679,321  $            194,166  $          3,992,992  $          4,439,673  $            764,752


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           7,620,331            1,679,321               194,166             3,992,992             4,439,673               764,752
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          7,620,331 $          1,679,321  $            194,166  $          3,992,992  $          4,439,673  $            764,752
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                          SB ADJUSTABLE RATE      SMITH BARNEY
                                               U.S. GOVERNMENT         AIM CAPITAL        INCOME PORTFOLIO -    AGGRESSIVE GROWTH
                                             SECURITIES PORTFOLIO APPRECIATION PORTFOLIO    CLASS I SHARES          PORTFOLIO
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $          6,075,509  $          2,534,419  $          1,841,940  $          9,679,060

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................              6,075,509             2,534,419             1,841,940             9,679,060
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $          6,075,509  $          2,534,419  $          1,841,940  $          9,679,060
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                      SMITH BARNEY LARGE
 SMITH BARNEY HIGH      CAPITALIZATION      SMITH BARNEY MID     SMITH BARNEY MONEY      STRATEGIC EQUITY     TRAVELERS MANAGED
  INCOME PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO    MARKET PORTFOLIO          PORTFOLIO         INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          6,728,305 $         16,398,539  $          6,310,173  $          8,111,255  $            514,578  $         19,089,338


                  --                   --                    --                 6,168                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           6,728,305           16,398,539             6,310,173             8,117,423               514,578            19,089,338
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          6,728,305 $         16,398,539  $          6,310,173  $          8,117,423  $            514,578  $         19,089,338
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                       SMITH BARNEY
                                               EMERGING GROWTH       SMALL CAP GROWTH
                                             PORTFOLIO - CLASS II     OPPORTUNITIES      MID CAP PORTFOLIO -
                                                    SHARES               PORTFOLIO         SERVICE CLASS 2           COMBINED
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            171,400  $          2,245,323  $          4,058,261  $        318,589,928

   Receivables:
      Dividends ..........................                     --                    --                    --                 6,168
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                171,400             2,245,323             4,058,261           318,596,096
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            171,400  $          2,245,323  $          4,058,261  $        318,596,096
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      AIM V.I. PREMIER   ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN   GLOBAL GROWTH
                                                        EQUITY FUND -    GROWTH AND INCOME   PREMIER GROWTH     FUND - CLASS 2
                                                           SERIES I     PORTFOLIO - CLASS B PORTFOLIO - CLASS B     SHARES
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $             691  $          22,553  $              --  $           8,671
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             3,237             56,390             18,841             43,037
   Administrative fees ..............................               286              4,807              1,532              3,251
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             3,523             61,197             20,373             46,288
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (2,832)           (38,644)           (20,373)           (37,617)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ...           (11,290)            85,111             11,060              9,192
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................           (11,290)            85,111             11,060              9,192
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            17,536            273,749            105,252            405,280
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $           3,414  $         320,216  $          95,939  $         376,855
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                          GROWTH-INCOME      CREDIT SUISSE       DELAWARE VIP
                                                        GROWTH FUND -         FUND -         TRUST EMERGING      REIT SERIES -
                                                       CLASS 2 SHARES      CLASS 2 SHARES   MARKETS PORTFOLIO   STANDARD CLASS
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $          26,697  $         173,087  $           2,333  $          65,215
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................           191,532            244,584             14,065             69,607
   Administrative fees ..............................            14,475             19,152              1,253              5,849
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................           206,007            263,736             15,318             75,456
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............          (179,310)           (90,649)           (12,985)           (10,241)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --             67,572
      Realized gain (loss) on sale of investments ...             9,567             21,300             64,595            176,725
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................             9,567             21,300             64,595            244,297
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................         1,633,116          1,490,030            123,531            919,330
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $       1,463,373  $       1,420,681  $         175,141  $       1,153,386
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                         DREYFUS VIF -         DREYFUS VIF -
 DELAWARE VIP SMALL    DEVELOPING LEADERS     APPRECIATION                                MUTUAL SHARES      TEMPLETON DEVELOPING
 CAP VALUE SERIES -       PORTFOLIO -          PORTFOLIO -        FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
  STANDARD CLASS        INITIAL SHARES        INITIAL SHARES     FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              4,334 $              9,432  $            124,147  $                 --  $             27,782  $             30,950
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              50,685               80,256               131,078                44,768                69,919                34,534
               4,191                6,894                11,323                 3,761                 5,662                 2,730
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              54,876               87,150               142,401                48,529                75,581                37,264
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (50,542)             (77,718)              (18,254)              (48,529)              (47,799)               (6,314)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



              43,259                   --                    --                    --                    --                    --
              65,746              (31,947)               55,263               (18,808)               26,908                39,289
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             109,005              (31,947)               55,263               (18,808)               26,908                39,289
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             565,054              520,902               192,736               337,382               464,986               460,499
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            623,517 $            411,237  $            229,745  $            270,045  $            444,095  $            493,474
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      TEMPLETON FOREIGN                                        GROWTH AND INCOME
                                                      SECURITIES FUND -    APPRECIATION      FUNDAMENTAL          PORTFOLIO -
                                                        CLASS 2 SHARES      PORTFOLIO       VALUE PORTFOLIO     SERVICE SHARES
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $          78,036  $          80,451  $          47,558  $           3,649
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................           147,077             95,099            106,847             16,462
   Administrative fees ..............................            11,897              7,837              9,058              1,477
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................           158,974            102,936            115,905             17,939
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............           (80,938)           (22,485)           (68,347)           (14,290)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --            169,968                 --
      Realized gain (loss) on sale of investments ...            16,810             50,140             54,611            (68,043)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            16,810             50,140            224,579            (68,043)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................         1,691,635            383,515            271,784            173,379
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $       1,627,507  $         411,170  $         428,016  $          91,046
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


INTERNATIONAL GROWTH    MID CAP GROWTH                                                                          TOTAL RETURN
PORTFOLIO - SERVICE  PORTFOLIO - SERVICE    LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE          PORTFOLIO -
     SHARES                 SHARES         SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO        ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             13,146 $                 --  $                 --  $             56,273  $             17,498  $            481,452
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              26,734               23,874                 3,326                59,197                63,333               447,744
               2,379                2,085                   263                 4,517                 4,851                37,598
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              29,113               25,959                 3,589                63,714                68,184               485,342
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (15,967)             (25,959)               (3,589)               (7,441)              (50,686)               (3,890)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                57,202                89,140               493,812
             (54,624)            (140,703)                3,408                14,138                 9,919                27,417
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (54,624)            (140,703)                3,408                71,340                99,059               521,229
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             318,211              423,638                41,070               498,763               795,135               258,015
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            247,620 $            256,976  $             40,889  $            562,662  $            843,508  $            775,354
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          PUTNAM VT        PUTNAM VT
                                                      DISCOVERY GROWTH    INTERNATIONAL     PUTNAM VT SMALL
                                                       FUND - CLASS IB    EQUITY FUND -     CAP VALUE FUND -    ALL CAP FUND -
                                                           SHARES         CLASS IB SHARES    CLASS IB SHARES        CLASS I
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $              --  $          45,668  $           2,670  $          15,603
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................               870             47,162             16,228             46,611
   Administrative fees ..............................                82              4,026              1,389              3,962
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................               952             51,188             17,617             50,573
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............              (952)            (5,520)           (14,947)           (34,970)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ...               117            287,378             69,807             69,344
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................               117            287,378             69,807             69,344
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................             4,033             19,735            176,160            120,292
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $           3,198  $         301,593  $         231,020  $         154,666
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                 MULTIPLE DISCIPLINE
                        SMITH BARNEY       MULTIPLE DISCIPLINE   PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
   INVESTORS FUND -   DIVIDEND STRATEGY      PORTFOLIO - ALL        ALL CAP GROWTH    PORTFOLIO - LARGE CAP    STRONG MULTI CAP
      CLASS I             PORTFOLIO        CAP GROWTH AND VALUE       AND VALUE          GROWTH AND VALUE       VALUE FUND II
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            114,108 $             10,187  $             23,556  $             10,561  $              2,896  $                 --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             137,652               10,125                37,088                15,776                 2,880                 6,510
              11,904                  844                 2,863                 1,434                   224                   594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             149,556               10,969                39,951                17,210                 3,104                 7,104
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (35,448)                (782)              (16,395)               (6,649)                 (208)               (7,104)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                28,260                 7,979                 3,908                    --
             164,227                9,797                   943                (1,048)                  449                10,632
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             164,227                9,797                29,203                 6,931                 4,357                10,632
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             491,832                9,105               332,463               149,021                15,204                52,548
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            620,611 $             18,120  $            345,271  $            149,303  $             19,353  $             56,076
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                       DISCIPLINED MID    EQUITY INCOME     FEDERATED HIGH
                                                     CAP STOCK PORTFOLIO    PORTFOLIO       YIELD PORTFOLIO   LARGE CAP PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $           1,232  $          31,486  $         447,003  $          40,444
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             7,901             27,213             70,470             77,522
   Administrative fees ..............................               717              2,205              6,065              6,892
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             8,618             29,418             76,535             84,414
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (7,386)             2,068            370,468            (43,970)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................            12,809             90,065                 --                 --
      Realized gain (loss) on sale of investments ...            10,657              6,704             10,113           (170,872)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            23,466             96,769             10,113           (170,872)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            45,452             79,838            (17,966)           455,576
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $          61,532  $         178,675  $         362,615  $         240,734
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


LAZARD INTERNATIONAL MERRILL LYNCH LARGE      MFS EMERGING           MFS MID CAP                                PIONEER FUND
  STOCK PORTFOLIO    CAP CORE PORTFOLIO     GROWTH PORTFOLIO       GROWTH PORTFOLIO    MFS VALUE PORTFOLIO        PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            109,489 $              8,714  $                 --  $                 --  $             48,159  $              6,585
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              89,645               27,135                 3,629                61,059                57,952                 7,864
               7,385                2,401                   306                 5,225                 5,012                   697
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              97,030               29,536                 3,935                66,284                62,964                 8,561
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              12,459              (20,822)               (3,935)              (66,284)              (14,805)               (1,976)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                36,700                    --
              78,443             (131,916)               (3,687)             (310,262)               47,206                 4,061
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              78,443             (131,916)               (3,687)             (310,262)               83,906                 4,061
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             723,430              358,985                28,177               793,378               425,537                55,314
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            814,332 $            206,247  $             20,555  $            416,832  $            494,638  $             57,399
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                             SB ADJUSTABLE
                                                       U.S. GOVERNMENT     AIM CAPITAL        RATE INCOME        SMITH BARNEY
                                                         SECURITIES        APPRECIATION        PORTFOLIO -     AGGRESSIVE GROWTH
                                                         PORTFOLIO          PORTFOLIO        CLASS I SHARES        PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $         267,311  $           3,327  $          19,479  $              --
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................            88,427             45,013             11,877            144,296
   Administrative fees ..............................             7,821              3,947                942             12,009
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................            96,248             48,960             12,819            156,305
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............           171,063            (45,633)             6,660           (156,305)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................             9,578                 --                 --             36,085
      Realized gain (loss) on sale of investments ...             7,969           (258,967)             1,444            (12,298)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            17,547           (258,967)             1,444             23,787
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            23,048            401,790            (12,171)           806,332
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $         211,658  $          97,190  $          (4,067) $         673,814
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                         SMITH BARNEY
 SMITH BARNEY HIGH   LARGE CAPITALIZATION    SMITH BARNEY MID     SMITH BARNEY MONEY    STRATEGIC EQUITY      TRAVELERS MANAGED
  INCOME PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO        PORTFOLIO          INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            536,967 $             58,980  $                 --  $             58,116  $              6,938  $            881,114
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              93,641              237,702                86,146               106,676                 6,954               267,419
               8,459               20,611                 7,034                 9,097                   585                23,462
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             102,100              258,313                93,180               115,773                 7,539               290,881
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             434,867             (199,333)              (93,180)              (57,657)                 (601)              590,233
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
             (38,838)               3,925                50,189                    --                10,934               (27,825)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (38,838)               3,925                50,189                    --                10,934               (27,825)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              83,452              161,978               544,761                    --                26,652              (388,066)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            479,481 $            (33,430) $            501,770  $            (57,657) $             36,985  $            174,342
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                           SMITH BARNEY
                                                       EMERGING GROWTH   SMALL CAP GROWTH
                                                         PORTFOLIO -       OPPORTUNITIES   MID CAP PORTFOLIO -
                                                       CLASS II SHARES       PORTFOLIO       SERVICE CLASS 2       COMBINED
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $              --  $           1,510  $              --  $       4,026,058
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             3,835             22,621             46,932          3,955,057
   Administrative fees ..............................               315              1,807              3,942            331,386
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             4,150             24,428             50,874          4,286,443
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (4,150)           (22,918)           (50,874)          (260,385)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --             46,969                 --          1,193,306
      Realized gain (loss) on sale of investments ...               161              5,762             99,158            409,491
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................               161             52,731             99,158          1,602,797
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            14,450            194,890            604,687         19,144,445
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $          10,461  $         224,703  $         652,971  $      20,486,857
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                             ALLIANCEBERNSTEIN GROWTH
                                                  AIM V.I. PREMIER EQUITY      AND INCOME PORTFOLIO -    ALLIANCEBERNSTEIN PREMIER
                                                      FUND - SERIES I                CLASS B             GROWTH PORTFOLIO - CLASS B
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (2,832)  $    (3,910)  $   (38,644)  $   (26,700)  $   (20,373)  $   (13,446)
   Realized gain (loss) .......................      (11,290)       (7,490)       85,111       (38,809)       11,060       (39,352)
   Change in unrealized gain (loss)
      on investments ..........................       17,536        63,498       273,749       765,027       105,252       183,307
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............        3,414        52,098       320,216       699,518        95,939       130,509
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............           --            --     1,015,498       608,421       887,304       231,673
   Participant transfers from other
      funding options .........................        2,374         8,527       292,742       266,430       120,777       123,956
   Administrative charges .....................          (41)          (54)         (442)         (474)         (159)         (158)
   Contract surrenders ........................      (32,987)      (13,482)     (657,603)     (214,962)     (139,597)     (111,729)
   Participant transfers to other
      funding options .........................      (69,909)      (19,686)     (323,067)     (132,976)     (324,660)     (132,503)
   Other payments to participants .............      (13,681)       (2,072)      (98,945)           --       (41,000)           --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (114,244)      (26,767)      228,183       526,439       502,665       111,239
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (110,830)       25,331       548,399     1,225,957       598,604       241,748


NET ASSETS:
      Beginning of year .......................      263,510       238,179     3,286,797     2,060,840       879,637       637,889
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   152,680   $   263,510   $ 3,835,196   $ 3,286,797   $ 1,478,241   $   879,637
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   GLOBAL GROWTH FUND -           GROWTH FUND -            GROWTH-INCOME FUND -
                                                      CLASS 2 SHARES              CLASS 2 SHARES              CLASS 2 SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (37,617)  $    (2,081)  $  (179,310)  $   (12,171)  $   (90,649)  $    13,602
   Realized gain (loss) .......................        9,192           117         9,567           797        21,300         5,546
   Change in unrealized gain (loss)
      on investments ..........................      405,280        42,740     1,633,116       226,327     1,490,030       430,965
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      376,855        40,776     1,463,373       214,953     1,420,681       450,113
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    3,283,422       520,046    13,190,832     2,661,506    15,207,346     2,092,919
   Participant transfers from other
      funding options .........................      437,877        58,022     2,240,411       394,795     2,705,296     3,085,429
   Administrative charges .....................         (157)           (1)         (656)          (16)         (807)          (37)
   Contract surrenders ........................      (95,707)           --      (377,185)       (1,444)     (475,382)      (20,179)
   Participant transfers to other
      funding options .........................      (83,145)       (6,444)     (387,752)      (54,879)     (649,170)     (213,487)
   Other payments to participants .............      (60,254)           --       (97,890)           --       (90,278)      (12,427)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    3,482,036       571,623    14,567,760     2,999,962    16,697,005     4,932,218
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    3,858,891       612,399    16,031,133     3,214,915    18,117,686     5,382,331


NET ASSETS:
      Beginning of year .......................      612,399            --     3,214,915            --     5,382,331            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 4,471,290   $   612,399   $19,246,048   $ 3,214,915   $23,500,017   $ 5,382,331
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


     CREDIT SUISSE TRUST             DELAWARE VIP REIT           DELAWARE VIP SMALL CAP VALUE  DREYFUS VIF - DEVELOPING LEADERS
  EMERGING MARKETS PORTFOLIO       SERIES - STANDARD CLASS          SERIES - STANDARD CLASS       PORTFOLIO - INITIAL SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (12,985) $      (16,164) $      (10,241) $       16,357  $      (50,542) $      (23,263) $      (77,718) $      (67,092)
        64,595        (180,011)        244,297          55,293         109,005          96,668         (31,947)       (169,432)

       123,531         518,784         919,330         643,036         565,054         477,779         520,902       1,206,449
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       175,141         322,609       1,153,386         714,686         623,517         551,184         411,237         969,925
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           161           5,149       2,693,358         579,924       2,159,700         506,962         894,277         367,445

         6,754       1,547,106         242,777         152,892         302,313         244,587         183,816          97,415
          (252)           (282)           (633)           (531)           (554)           (498)           (852)           (994)
       (92,549)       (144,868)       (652,126)       (199,016)       (277,457)       (564,863)       (493,035)       (299,923)

      (110,491)     (1,668,069)       (402,691)       (268,635)       (346,688)       (298,135)       (285,787)       (274,529)
        (3,060)         (9,271)        (16,466)         (7,833)         (3,041)         (8,044)        (19,024)         (7,999)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (199,437)       (270,235)      1,864,219         256,801       1,834,273        (119,991)        279,395        (118,585)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (24,296)         52,374       3,017,605         971,487       2,457,790         431,193         690,632         851,340



       912,750         860,376       3,179,868       2,208,381       1,890,220       1,459,027       4,269,972       3,418,632
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      888,454  $      912,750  $    6,197,473  $    3,179,868  $    4,348,010  $    1,890,220  $    4,960,604  $    4,269,972
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                 DREYFUS VIF - APPRECIATION     FRANKLIN SMALL CAP       MUTUAL SHARES SECURITIES
                                                 PORTFOLIO - INITIAL SHARES    FUND - CLASS 2 SHARES       FUND - CLASS 2 SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (18,254)  $   (28,178)  $   (48,529)  $   (26,829)  $   (47,799)  $   (17,064)
   Realized gain (loss) .......................       55,263       (72,353)      (18,808)      (52,781)       26,908        12,582
   Change in unrealized gain (loss)
      on investments ..........................      192,736     1,379,125       337,382       526,433       464,986       306,902
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      229,745     1,278,594       270,045       446,823       444,095       302,420
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      863,260     1,116,430     1,728,107       420,810     2,184,475     1,376,593
   Participant transfers from other
      funding options .........................      379,684       361,402       181,420       179,717       216,706     1,347,694
   Administrative charges .....................       (1,549)       (1,755)         (599)         (587)         (317)          (89)
   Contract surrenders ........................     (914,104)     (542,793)     (274,840)      (72,281)     (307,900)      (49,152)
   Participant transfers to other
      funding options .........................   (1,266,311)     (261,176)     (287,578)      (62,149)      (55,776)     (417,448)
   Other payments to participants .............      (34,519)      (57,074)      (29,738)       (3,588)       (5,368)      (13,522)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (973,539)      615,034     1,316,772       461,922     2,031,820     2,244,076
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (743,794)    1,893,628     1,586,817       908,745     2,475,915     2,546,496


NET ASSETS:
      Beginning of year .......................    8,135,251     6,241,623     2,063,077     1,154,332     2,800,554       254,058
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 7,391,457   $ 8,135,251   $ 3,649,894   $ 2,063,077   $ 5,276,469   $ 2,800,554
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


TEMPLETON DEVELOPING MARKETS
     SECURITIES FUND -           TEMPLETON FOREIGN SECURITIES
      CLASS 2 SHARES                FUND - CLASS 2 SHARES          APPRECIATION PORTFOLIO        FUNDAMENTAL VALUE PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (6,314) $       (5,071) $      (80,938) $       (5,719) $      (22,485) $      (33,927) $      (68,347) $      (49,504)
        39,289           6,140          16,810         (15,878)         50,140         (29,915)        224,579        (123,145)

       460,499         261,236       1,691,635         694,911         383,515         735,130         271,784       1,453,316
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       493,474         262,305       1,627,507         673,314         411,170         671,288         428,016       1,280,667
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,843,183         395,613       8,553,109         950,064       3,062,302       1,906,746       2,557,600         893,182

       126,828          51,203       2,214,729         454,542         465,781         352,616         344,612         227,726
          (268)           (187)           (926)           (541)           (960)           (669)         (1,081)         (1,131)
       (95,859)        (12,388)       (440,456)        (74,844)       (480,273)       (132,172)       (275,223)       (244,995)

      (201,994)        (64,476)       (539,390)       (213,976)       (104,129)       (355,964)       (449,740)       (645,869)
        (9,635)         (1,679)        (29,000)         (5,711)        (96,353)       (160,779)       (122,373)       (202,472)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,662,255         368,086       9,758,066       1,109,534       2,846,368       1,609,778       2,053,795          26,441
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     2,155,729         630,391      11,385,573       1,782,848       3,257,538       2,281,066       2,481,811       1,307,108



     1,030,876         400,485       3,557,347       1,774,499       4,410,894       2,129,828       4,997,536       3,690,428
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,186,605  $    1,030,876  $   14,942,920  $    3,557,347  $    7,668,432  $    4,410,894  $    7,479,347  $    4,997,536
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                    GROWTH AND INCOME          INTERNATIONAL GROWTH           MID CAP GROWTH
                                                 PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (14,290)  $   (16,961)  $   (15,967)  $   (12,139)  $   (25,959)  $   (20,412)
   Realized gain (loss) .......................      (68,043)      (49,334)      (54,624)     (158,855)     (140,703)     (113,315)
   Change in unrealized gain (loss)
      on investments ..........................      173,379       314,104       318,211       590,459       423,638       452,226
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       91,046       247,809       247,620       419,465       256,976       318,499
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       23,565        75,433        14,332        73,896       491,413       146,503
   Participant transfers from other
      funding options .........................        6,364        23,302        62,576       127,603        63,798        82,605
   Administrative charges .....................         (418)         (487)         (523)         (574)         (455)         (473)
   Contract surrenders ........................     (463,718)      (59,649)      (83,208)      (98,893)     (155,726)      (41,052)
   Participant transfers to other
      funding options .........................      (68,559)      (74,033)     (233,688)     (247,932)     (145,427)      (78,220)
   Other payments to participants .............           23       (12,004)           --        (9,255)       (5,368)       (3,582)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (502,743)      (47,438)     (240,511)     (155,155)      248,235       105,781
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (411,697)      200,371         7,109       264,310       505,211       424,280


NET ASSETS:
      Beginning of year .......................    1,387,513     1,187,142     1,670,961     1,406,651     1,366,236       941,956
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   975,816   $ 1,387,513   $ 1,678,070   $ 1,670,961   $ 1,871,447   $ 1,366,236
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  LAZARD RETIREMENT SMALL                                                                          TOTAL RETURN PORTFOLIO -
       CAP PORTFOLIO             GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO            ADMINISTRATIVE CLASS
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (3,589) $         (317) $       (7,441) $          438  $      (50,686) $          235  $       (3,890) $      134,652
         3,408              20          71,340             625          99,059          10,897         521,229         189,125

        41,070           6,092         498,763          96,939         795,135          65,396         258,015          92,314
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        40,889           5,795         562,662          98,002         843,508          76,528         775,354         416,091
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       334,816          43,851       5,655,338         769,812       4,871,374         764,026      18,646,098       4,458,282

        71,374          12,709         526,824         253,291         489,578         208,638       2,646,000       6,430,292
            (3)             (2)           (177)            (14)           (210)             (4)         (2,980)         (2,830)
       (19,174)             --        (175,933)         (1,332)        (95,371)        (27,985)     (2,328,970)       (920,723)

       (11,975)             (4)       (309,544)        (36,863)       (260,679)         (4,468)     (1,449,938)     (2,711,291)
        (5,946)             --         (14,133)             --        (103,590)        (12,460)       (297,481)       (149,332)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       369,092          56,554       5,682,375         984,894       4,901,102         927,747      17,212,729       7,104,398
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       409,981          62,349       6,245,037       1,082,896       5,744,610       1,004,275      17,988,083       7,520,489



        62,349              --       1,082,896              --       1,004,275              --      18,586,106      11,065,617
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      472,330  $       62,349  $    7,327,933  $    1,082,896  $    6,748,885  $    1,004,275  $   36,574,189  $   18,586,106
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                    PUTNAM VT                   PUTNAM VT
                                                 PUTNAM VT DISCOVERY GROWTH    INTERNATIONAL EQUITY           SMALL CAP VALUE
                                                   FUND - CLASS IB SHARES     FUND - CLASS IB SHARES       FUND - CLASS IB SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $      (952)  $    (1,057)  $    (5,520)  $   (32,487)  $   (14,947)  $    (9,253)
   Realized gain (loss) .......................          117         2,301       287,378         7,737        69,807        (7,887)
   Change in unrealized gain (loss)
      on investments ..........................        4,033        16,098        19,735       813,315       176,160       269,025
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............        3,198        17,342       301,593       788,565       231,020       251,885
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............           --        29,569       145,289       823,138       439,894       118,032
   Participant transfers from other
      funding options .........................          574         1,497       145,277       178,961       158,279        67,111
   Administrative charges .....................          (24)          (26)         (446)         (676)         (276)         (270)
   Contract surrenders ........................           --       (29,369)     (337,148)     (223,048)      (70,952)      (39,801)
   Participant transfers to other
      funding options .........................         (265)         (766)   (1,878,682)     (255,250)     (248,690)     (106,601)
   Other payments to participants .............           --            --       (31,578)      (18,168)       (5,435)      (10,159)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....          285           905    (1,957,288)      504,957       272,820        28,312
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...        3,483        18,247    (1,655,695)    1,293,522       503,840       280,197


NET ASSETS:
      Beginning of year .......................       54,993        36,746     3,839,200     2,545,678       806,420       526,223
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $    58,476   $    54,993   $ 2,183,505   $ 3,839,200   $ 1,310,260   $   806,420
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                    SMITH BARNEY DIVIDEND       MULTIPLE DISCIPLINE PORTFOLIO -
    ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I           STRATEGY PORTFOLIO            ALL CAP GROWTH AND VALUE
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (34,970) $      (30,733) $      (35,448) $      (27,114) $         (782) $       (2,669) $      (16,395) $           --
        69,344         (31,069)        164,227         (74,936)          9,797            (388)         29,203              --

       120,292         676,831         491,832       1,985,808           9,105          45,694         332,463              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       154,666         615,029         620,611       1,883,758          18,120          42,637         345,271              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       951,072         316,583       1,334,618       1,003,078         956,710         160,114       7,507,591              --

        91,721         259,022         161,363         422,421          25,673          81,632         690,183              --
          (519)           (467)         (1,682)         (1,988)            (46)            (19)            (84)             --
      (282,899)       (120,788)       (851,244)       (418,926)        (48,720)        (14,061)         (8,870)             --

      (374,850)       (195,762)     (1,324,785)       (526,419)       (159,506)           (615)       (335,081)             --
        (6,155)        (34,070)        (79,214)        (49,296)             --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       378,370         224,518        (760,944)        428,870         774,111         227,051       7,853,739              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       533,036         839,547        (140,333)      2,312,628         792,231         269,688       8,199,010              --



     2,481,339       1,641,792       8,182,390       5,869,762         345,708          76,020              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,014,375  $    2,481,339  $    8,042,057  $    8,182,390  $    1,137,939  $      345,708  $    8,199,010  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                  PORTFOLIO - GLOBAL ALL      PORTFOLIO - LARGE CAP          STRONG MULTI CAP
                                                   CAP GROWTH AND VALUE          GROWTH AND VALUE              VALUE FUND II
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (6,649)  $        --   $      (208)  $        --   $    (7,104)  $    (5,086)
   Realized gain (loss) .......................        6,931            --         4,357            --        10,632        (8,105)
   Change in unrealized gain (loss)
      on investments ..........................      149,021            --        15,204            --        52,548       110,626
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      149,303            --        19,353            --        56,076        97,435
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    2,097,165            --       356,142            --           282         3,418
   Participant transfers from other
      funding options .........................      457,090            --        62,949            --        55,812         9,042
   Administrative charges .....................           (7)           --            (4)           --           (90)          (89)
   Contract surrenders ........................       (2,575)           --        (2,132)           --       (43,700)      (10,640)
   Participant transfers to other
      funding options .........................     (159,947)           --       (50,695)           --       (24,205)      (26,801)
   Other payments to participants .............           --            --            --            --        (3,903)           --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    2,391,726            --       366,260            --       (15,804)      (25,070)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    2,541,029            --       385,613            --        40,272        72,365


NET ASSETS:
      Beginning of year .......................           --            --            --            --       359,182       286,817
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 2,541,029   $        --   $   385,613   $        --   $   399,454   $   359,182
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


    DISCIPLINED MID CAP
     STOCK PORTFOLIO               EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO       LARGE CAP PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (7,386) $       (6,842) $        2,068  $          963  $      370,468  $      164,844  $      (43,970) $      (58,825)
        23,466          (7,645)         96,769             404          10,113             802        (170,872)       (292,652)

        45,452         139,384          79,838          67,656         (17,966)         53,749         455,576       1,217,294
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        61,532         124,897         178,675          69,023         362,615         219,395         240,734         865,817
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           281           3,893       1,672,714         458,129       3,339,653         636,280         916,614         312,385

         1,004           4,230         159,293         253,082         266,345       1,825,146          98,354         242,529
          (121)           (123)           (143)            (15)           (224)           (118)         (1,240)         (1,454)
       (12,276)        (29,864)        (82,365)         (6,160)       (136,666)        (20,304)       (332,320)       (162,709)

       (72,751)        (38,720)       (109,755)        (14,458)       (357,969)        (64,617)       (244,170)       (419,184)
            --          (6,264)         (3,914)             --         (40,127)             --         (92,422)         (8,161)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       (83,863)        (66,848)      1,635,830         690,578       3,071,012       2,376,387         344,816         (36,594)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (22,331)         58,049       1,814,505         759,601       3,433,627       2,595,782         585,550         829,223



       493,824         435,775         759,601              --       2,855,362         259,580       4,626,930       3,797,707
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      471,493  $      493,824  $    2,574,106  $      759,601  $    6,288,989  $    2,855,362  $    5,212,480  $    4,626,930
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   LAZARD INTERNATIONAL        MERRILL LYNCH LARGE             MFS EMERGING
                                                      STOCK PORTFOLIO           CAP CORE PORTFOLIO           GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    12,459   $     9,323   $   (20,822)  $   (16,988)  $    (3,935)  $    (2,753)
   Realized gain (loss) .......................       78,443       (39,616)     (131,916)     (121,795)       (3,687)       (3,293)
   Change in unrealized gain (loss)
      on investments ..........................      723,430       744,494       358,985       401,509        28,177        40,442
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      814,332       714,201       206,247       262,726        20,555        34,396
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    3,761,848       792,151       125,796       131,798        61,855        43,447
   Participant transfers from other
      funding options .........................      332,436       284,001        23,714        38,896         1,980         1,236
   Administrative charges .....................         (885)         (841)         (496)         (538)          (32)          (21)
   Contract surrenders ........................     (544,935)     (193,734)     (188,338)      (52,635)      (48,935)       (4,084)
   Participant transfers to other
      funding options .........................     (525,819)     (170,907)     (123,006)     (102,300)      (30,903)       (1,175)
   Other payments to participants .............      (51,782)      (18,240)      (22,256)      (10,816)           16            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    2,970,863       692,430      (184,586)        4,405       (16,019)       39,403
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    3,785,195     1,406,631        21,661       267,131         4,536        73,799


NET ASSETS:
      Beginning of year .......................    3,835,136     2,428,505     1,657,660     1,390,529       189,630       115,831
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 7,620,331   $ 3,835,136   $ 1,679,321   $ 1,657,660   $   194,166   $   189,630
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                                  U.S. GOVERNMENT SECURITIES
 MFS MID CAP GROWTH PORTFOLIO        MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO                  PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (66,284) $      (50,144) $      (14,805) $       (6,701) $       (1,976) $        1,812  $      171,063  $      155,412
      (310,262)       (357,098)         83,906         (25,308)          4,061              87          17,547         254,156

       793,378       1,193,219         425,537         556,719          55,314          14,624          23,048        (359,867)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       416,832         785,977         494,638         524,710          57,399          16,523         211,658          49,701
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       839,517         457,364       1,309,868         597,505         443,075         272,573       1,804,831       1,310,854

       157,689         303,473          82,142         318,107          51,070          30,478         358,861       1,044,428
          (837)           (868)           (625)           (618)            (27)             (4)           (949)         (1,260)
      (361,253)       (227,186)       (206,633)        (83,712)        (70,234)             --        (552,311)       (627,773)

      (403,255)       (215,818)       (164,724)       (339,724)        (30,674)           (118)       (833,635)     (2,708,512)
        (9,258)         (1,491)        (65,223)         (6,265)         (5,309)             --         (65,883)        (28,701)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       222,603         315,474         954,805         485,293         387,901         302,929         710,914      (1,010,964)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       639,435       1,101,451       1,449,443       1,010,003         445,300         319,452         922,572        (961,263)



     3,353,557       2,252,106       2,990,230       1,980,227         319,452              --       5,152,937       6,114,200
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,992,992  $    3,353,557  $    4,439,673  $    2,990,230  $      764,752  $      319,452  $    6,075,509  $    5,152,937
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                       AIM CAPITAL           SB ADJUSTABLE RATE INCOME    SMITH BARNEY AGGRESSIVE
                                                  APPRECIATION PORTFOLIO     PORTFOLIO - CLASS I SHARES      GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (45,633)  $   (43,180)  $     6,660   $        --   $  (156,305)  $   (98,286)
   Realized gain (loss) .......................     (258,967)     (360,814)        1,444            --        23,787      (248,125)
   Change in unrealized gain (loss)
      on investments ..........................      401,790       970,645       (12,171)           --       806,332     1,788,341
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       97,190       566,651        (4,067)           --       673,814     1,441,930
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      179,647       479,972     1,950,066            --     3,435,834     1,567,344
   Participant transfers from other
      funding options .........................       45,783        35,462       120,193            --       397,123       328,107
   Administrative charges .....................         (977)       (1,121)           (8)           --        (2,024)       (1,924)
   Contract surrenders ........................     (381,978)     (143,175)     (116,801)           --      (954,190)     (486,962)
   Participant transfers to other
      funding options .........................     (180,458)     (262,596)     (107,443)           --      (535,017)     (453,282)
   Other payments to participants .............      (25,742)       (5,344)           --            --       (69,497)     (176,146)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (363,725)      103,198     1,846,007            --     2,272,229       777,137
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (266,535)      669,849     1,841,940            --     2,946,043     2,219,067


NET ASSETS:
      Beginning of year .......................    2,800,954     2,131,105            --            --     6,733,017     4,513,950
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 2,534,419   $ 2,800,954   $ 1,841,940   $        --   $ 9,679,060   $ 6,733,017
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


  SMITH BARNEY HIGH INCOME           SMITH BARNEY LARGE               SMITH BARNEY MID               SMITH BARNEY MONEY
         PORTFOLIO              CAPITALIZATION GROWTH PORTFOLIO      CAP CORE PORTFOLIO               MARKET PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      434,867  $      291,039  $     (199,333) $     (183,174) $      (93,180) $      (51,760) $      (57,657) $     (123,435)
       (38,838)       (258,386)          3,925        (320,206)         50,189         (10,228)             --              --

        83,452         757,298         161,978       4,255,267         544,761         759,673              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       479,481         789,951         (33,430)      3,751,887         501,770         697,685         (57,657)       (123,435)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,649,888         402,936       4,513,785       1,542,560       2,752,775         914,492       6,202,050       1,560,086

       177,140       2,513,190       1,179,756         961,421         188,271         163,383       1,867,692       4,076,493
          (776)           (712)         (3,038)         (3,175)           (820)           (826)         (1,063)         (1,514)
      (404,847)       (323,725)       (703,844)       (548,757)       (458,547)       (219,790)       (591,839)     (2,243,173)

      (281,794)       (866,412)       (622,607)     (1,765,271)       (271,728)       (241,878)     (3,943,201)    (15,602,421)
       (66,209)        (55,769)       (127,298)       (125,978)        (24,516)        (40,831)        (57,772)         (5,220)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,073,402       1,669,508       4,236,754          60,800       2,185,435         574,550       3,475,867     (12,215,749)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,552,883       2,459,459       4,203,324       3,812,687       2,687,205       1,272,235       3,418,210     (12,339,184)



     5,175,422       2,715,963      12,195,215       8,382,528       3,622,968       2,350,733       4,699,213      17,038,397
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    6,728,305  $    5,175,422  $   16,398,539  $   12,195,215  $    6,310,173  $    3,622,968  $    8,117,423  $    4,699,213
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                TRAVELERS MANAGED        EMERGING GROWTH PORTFOLIO -
                                                 STRATEGIC EQUITY PORTFOLIO      INCOME PORTFOLIO             CLASS II SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $      (601)  $    (4,245)  $   590,233   $   353,657   $    (4,150)  $    (2,369)
   Realized gain (loss) .......................       10,934        (9,315)      (27,825)      (50,983)          161        (1,051)
   Change in unrealized gain (loss)
      on investments ..........................       26,652        71,724      (388,066)      383,312        14,450        30,658
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       36,985        58,164       174,342       685,986        10,461        27,238
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      249,024       143,852     6,025,732     1,440,650       118,008        66,165
   Participant transfers from other
      funding options .........................       29,400       114,556     1,251,524     4,320,850            82         4,254
   Administrative charges .....................          (44)          (67)       (2,416)       (2,631)          (36)          (28)
   Contract surrenders ........................     (134,306)           --      (827,236)     (766,675)     (111,110)         (863)
   Participant transfers to other
      funding options .........................      (58,774)      (42,029)   (1,438,064)   (1,209,491)      (33,373)       (5,662)
   Other payments to participants .............           --            --      (108,615)      (60,806)           --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       85,300       216,312     4,900,925     3,721,897       (26,429)       63,866
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...      122,285       274,476     5,075,267     4,407,883       (15,968)       91,104


NET ASSETS:
      Beginning of year .......................      392,293       117,817    14,014,071     9,606,188       187,368        96,264
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   514,578   $   392,293   $19,089,338   $14,014,071   $   171,400   $   187,368
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


SMITH BARNEY SMALL CAP GROWTH        MID CAP PORTFOLIO -
   OPPORTUNITIES PORTFOLIO             SERVICE CLASS 2                     COMBINED
------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003
      ----            ----             ----            ----           ----            ----
$     (22,918)  $      (7,307)  $     (50,874)  $     (22,564)  $    (260,385)  $     (25,586)
       52,731         (16,498)         99,158          11,318       1,602,797      (2,641,453)

      194,890         158,985         604,687         483,752      19,144,445      29,178,770
-------------   -------------   -------------   -------------   -------------   -------------


      224,703         135,180         652,971         472,506      20,486,857      26,511,731
-------------   -------------   -------------   -------------   -------------   -------------


    1,452,469         166,585       1,878,253         471,101     148,633,216      37,191,340

      117,391          64,062         193,142         135,327      23,280,717      34,174,896
         (204)           (153)           (387)           (285)        (35,569)        (34,219)
      (25,101)        (26,480)       (391,350)        (81,923)    (18,690,038)    (10,955,042)

      (74,032)       (112,111)       (166,389)       (181,144)    (23,534,335)    (34,173,256)
         (680)        (11,967)        (24,479)        (12,387)     (2,184,371)     (1,365,183)
-------------   -------------   -------------   -------------   -------------   -------------


    1,469,843          79,936       1,488,790         330,689     127,469,620      24,838,536
-------------   -------------   -------------   -------------   -------------   -------------

    1,694,546         215,116       2,141,761         803,195     147,956,477      51,350,267



      550,777         335,661       1,916,500       1,113,305     170,639,619     119,289,352
-------------   -------------   -------------   -------------   -------------   -------------
$   2,245,323   $     550,777   $   4,058,261   $   1,916,500   $ 318,596,096   $ 170,639,619
=============   =============   =============   =============   =============   =============



                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM is comprised of the Travelers Marquis Portfolios product.

Participant purchase payments applied to Separate Account TM are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account TM were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
         Dreyfus Variable Investment Fund - Appreciation Portfolio -
         Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap Core Portfolio)

     Smith Barney Multiple Discipline Trust, Massachusetts business trust, Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
     Company
         AIM Capital Appreciation Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $163,339,395 and $34,985,663, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $299,585,919 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $23,558,758. Gross unrealized depreciation for all investments at December 31, 2004 was $4,554,749.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TM
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Asset-based Charges
                                                                               -----------------------------------------------------
                                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                            ------------------------  Total
     (as identified in Note 5)      Ben  Product                                  M&E        ADM       E.S.P.     GMWB       Charge
------------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.70%        S   Travelers Marquis                       1.55%      0.15%                            1.70%

Separate Account Charge 1.85%        E   Travelers Marquis                       1.70%      0.15%                            1.85%

Separate Account Charge 1.95%        S   Travelers Marquis                       1.55%      0.15%      0.25%                 1.95%

Separate Account Charge 2.10%        S   Travelers Marquis                       1.55%      0.15%                 0.40%      2.10%
                                     E   Travelers Marquis                       1.70%      0.15%      0.25%                 2.10%

Separate Account Charge 2.25%        E   Travelers Marquis                       1.70%      0.15%                 0.40%      2.25%

Separate Account Charge 2.35%        S   Travelers Marquis                       1.55%      0.15%      0.25%      0.40%      2.35%

Separate Account Charge 2.50%        E   Travelers Marquis                       1.70%      0.15%      0.25%      0.40%      2.50%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I
      Separate Account Charges 1.70% .........................................      31,129     $    0.774     $        24,106
      Separate Account Charges 1.85% .........................................     159,384          0.770             122,747
      Separate Account Charges 1.95% .........................................          --          0.994                  --
      Separate Account Charges 2.10% .........................................       5,892          0.989               5,827
      Separate Account Charges 2.25% .........................................          --          1.305                  --
      Separate Account Charges 2.35% .........................................          --          1.302                  --
      Separate Account Charges 2.50% .........................................          --          1.299                  --

AllianceBernstein Variable Product Series Fund, Inc. .........................
   AllianceBernstein Growth and Income Portfolio - Class B
      Separate Account Charges 1.70% .........................................     568,262          1.004             570,285
      Separate Account Charges 1.85% .........................................   2,193,519          0.998           2,189,255
      Separate Account Charges 1.95% .........................................          --          1.234                  --
      Separate Account Charges 2.10% .........................................     318,980          1.228             391,570
      Separate Account Charges 2.25% .........................................     339,894          1.446             491,417
      Separate Account Charges 2.35% .........................................       1,393          1.443               2,011
      Separate Account Charges 2.50% .........................................     132,487          1.439             190,658
   AllianceBernstein Premier Growth Portfolio - Class B
      Separate Account Charges 1.70% .........................................     346,138          0.750             259,504
      Separate Account Charges 1.85% .........................................     369,750          0.746             275,694
      Separate Account Charges 1.95% .........................................          --          1.031                  --
      Separate Account Charges 2.10% .........................................     372,106          1.026             381,793
      Separate Account Charges 2.25% .........................................     363,649          1.324             481,425
      Separate Account Charges 2.35% .........................................          --          1.321                  --
      Separate Account Charges 2.50% .........................................      60,579          1.318              79,825

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     387,322          1.443             558,776
      Separate Account Charges 1.85% .........................................     392,011          1.439             564,133
      Separate Account Charges 1.95% .........................................          --          1.437                  --
      Separate Account Charges 2.10% .........................................     685,200          1.433             981,951
      Separate Account Charges 2.25% .........................................   1,436,785          1.430           2,053,924
      Separate Account Charges 2.35% .........................................       4,101          1.427               5,852
      Separate Account Charges 2.50% .........................................     215,411          1.424             306,654
   Growth Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     587,785          1.378             809,810
      Separate Account Charges 1.85% .........................................   2,739,945          1.374           3,765,461
      Separate Account Charges 1.95% .........................................          --          1.372                  --
      Separate Account Charges 2.10% .........................................   2,718,117          1.369           3,719,926
      Separate Account Charges 2.25% .........................................   7,672,515          1.365          10,474,113
      Separate Account Charges 2.35% .........................................          --          1.363                  --
      Separate Account Charges 2.50% .........................................     350,678          1.359             476,738

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
American Funds Insurance Series (continued)
   Growth-Income Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................   1,201,533     $    1.357     $     1,630,543
      Separate Account Charges 1.85% .........................................   4,967,362          1.354           6,724,095
      Separate Account Charges 1.95% .........................................          --          1.351                  --
      Separate Account Charges 2.10% .........................................   2,610,903          1.348           3,519,597
      Separate Account Charges 2.25% .........................................   8,198,813          1.345          11,024,600
      Separate Account Charges 2.35% .........................................          --          1.342                  --
      Separate Account Charges 2.50% .........................................     448,957          1.339             601,182

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Separate Account Charges 1.70% .........................................     124,849          1.348             168,281
      Separate Account Charges 1.85% .........................................     506,211          1.335             675,756
      Separate Account Charges 1.95% .........................................          --          1.799                  --
      Separate Account Charges 2.10% .........................................      24,806          1.791              44,417
      Separate Account Charges 2.25% .........................................          --          1.762                  --
      Separate Account Charges 2.35% .........................................          --          1.758                  --
      Separate Account Charges 2.50% .........................................          --          1.753                  --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class
      Separate Account Charges 1.70% .........................................     623,854          2.216           1,382,530
      Separate Account Charges 1.85% .........................................     978,586          2.195           2,147,892
      Separate Account Charges 1.95% .........................................          --          1.910                  --
      Separate Account Charges 2.10% .........................................     499,238          1.901             948,838
      Separate Account Charges 2.25% .........................................     862,854          1.753           1,512,493
      Separate Account Charges 2.35% .........................................       2,245          1.750               3,928
      Separate Account Charges 2.50% .........................................     115,656          1.745             201,792
   Delaware VIP Small Cap Value Series - Standard Class
      Separate Account Charges 1.70% .........................................     384,332          1.859             714,472
      Separate Account Charges 1.85% .........................................     806,143          1.841           1,484,259
      Separate Account Charges 1.95% .........................................          --          1.833                  --
      Separate Account Charges 2.10% .........................................     347,298          1.824             633,445
      Separate Account Charges 2.25% .........................................     832,885          1.731           1,442,076
      Separate Account Charges 2.35% .........................................          --          1.728                  --
      Separate Account Charges 2.50% .........................................      42,799          1.723              73,758

Dreyfus Variable Investment Fund
   Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
      Separate Account Charges 1.70% .........................................     516,103          1.392             718,570
      Separate Account Charges 1.85% .........................................   2,292,537          1.379           3,161,255
      Separate Account Charges 1.95% .........................................          --          1.325                  --
      Separate Account Charges 2.10% .........................................      87,130          1.319             114,926
      Separate Account Charges 2.25% .........................................     658,601          1.467             965,853
      Separate Account Charges 2.35% .........................................          --          1.464                  --
      Separate Account Charges 2.50% .........................................          --          1.460                  --

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Dreyfus Variable Investment Fund (continued)
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      Separate Account Charges 1.70% .........................................     659,169     $    1.038     $       684,077
      Separate Account Charges 1.85% .........................................   5,131,555          1.028           5,274,440
      Separate Account Charges 1.95% .........................................          --          1.114                  --
      Separate Account Charges 2.10% .........................................     546,932          1.109             606,557
      Separate Account Charges 2.25% .........................................     624,758          1.275             796,607
      Separate Account Charges 2.35% .........................................          --          1.273                  --
      Separate Account Charges 2.50% .........................................      23,462          1.269              29,776

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     489,316          1.302             637,247
      Separate Account Charges 1.85% .........................................   1,063,573          1.290           1,371,831
      Separate Account Charges 1.95% .........................................          --          1.263                  --
      Separate Account Charges 2.10% .........................................     452,393          1.257             568,552
      Separate Account Charges 2.25% .........................................     613,217          1.526             935,814
      Separate Account Charges 2.35% .........................................          --          1.523                  --
      Separate Account Charges 2.50% .........................................      89,831          1.519             136,450
   Mutual Shares Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     243,327          1.149             279,510
      Separate Account Charges 1.85% .........................................   2,142,048          1.144           2,450,801
      Separate Account Charges 1.95% .........................................          --          1.141                  --
      Separate Account Charges 2.10% .........................................     474,912          1.137             539,751
      Separate Account Charges 2.25% .........................................   1,411,158          1.391           1,963,065
      Separate Account Charges 2.35% .........................................       2,108          1.389               2,927
      Separate Account Charges 2.50% .........................................      29,188          1.385              40,415
   Templeton Developing Markets Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     245,940          1.678             412,620
      Separate Account Charges 1.85% .........................................     400,716          1.662             665,860
      Separate Account Charges 1.95% .........................................          --          2.046                  --
      Separate Account Charges 2.10% .........................................     341,968          2.036             696,182
      Separate Account Charges 2.25% .........................................     666,335          1.846           1,229,791
      Separate Account Charges 2.35% .........................................         376          1.842                 692
      Separate Account Charges 2.50% .........................................      98,780          1.837             181,460
   Templeton Foreign Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................   1,513,512          1.087           1,645,610
      Separate Account Charges 1.85% .........................................   4,489,678          1.077           4,834,783
      Separate Account Charges 1.95% .........................................          --          1.365                  --
      Separate Account Charges 2.10% .........................................   1,605,597          1.358           2,180,892
      Separate Account Charges 2.25% .........................................   3,831,415          1.561           5,980,352
      Separate Account Charges 2.35% .........................................       2,280          1.558               3,552
      Separate Account Charges 2.50% .........................................     191,637          1.554             297,731

Greenwich Street Series Fund
   Appreciation Portfolio
      Separate Account Charges 1.70% .........................................   1,182,369          0.996           1,177,791
      Separate Account Charges 1.85% .........................................   2,797,917          0.991           2,771,806
      Separate Account Charges 1.95% .........................................          --          1.198                  --
      Separate Account Charges 2.10% .........................................   1,437,615          1.192           1,713,936
      Separate Account Charges 2.25% .........................................   1,420,043          1.338           1,899,437
      Separate Account Charges 2.35% .........................................      23,557          1.335              31,452
      Separate Account Charges 2.50% .........................................      55,589          1.331              74,010

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Separate Account Charges 1.70% .........................................   1,197,301     $    1.031     $     1,234,194
      Separate Account Charges 1.85% .........................................   3,455,502          1.025           3,542,317
      Separate Account Charges 1.95% .........................................          --          1.306                  --
      Separate Account Charges 2.10% .........................................     643,775          1.299             836,449
      Separate Account Charges 2.25% .........................................   1,227,370          1.503           1,844,429
      Separate Account Charges 2.35% .........................................          --          1.500                  --
      Separate Account Charges 2.50% .........................................      14,680          1.496              21,958

Janus Aspen Series
   Growth and Income Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................     354,849          0.737             261,659
      Separate Account Charges 1.85% .........................................     935,701          0.732             685,180
      Separate Account Charges 1.95% .........................................          --          1.146                  --
      Separate Account Charges 2.10% .........................................          --          1.141                  --
      Separate Account Charges 2.25% .........................................      21,320          1.359              28,977
      Separate Account Charges 2.35% .........................................          --          1.357                  --
      Separate Account Charges 2.50% .........................................          --          1.353                  --
   International Growth Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................     605,464          0.667             403,644
      Separate Account Charges 1.85% .........................................   1,797,355          0.662           1,189,896
      Separate Account Charges 1.95% .........................................          --          1.310                  --
      Separate Account Charges 2.10% .........................................       2,838          1.303               3,697
      Separate Account Charges 2.25% .........................................      43,228          1.634              70,631
      Separate Account Charges 2.35% .........................................          --          1.631                  --
      Separate Account Charges 2.50% .........................................       6,273          1.626              10,202
   Mid Cap Growth Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................   1,144,935          0.443             507,046
      Separate Account Charges 1.85% .........................................   1,678,850          0.440             738,348
      Separate Account Charges 1.95% .........................................          --          1.275                  --
      Separate Account Charges 2.10% .........................................     172,409          1.268             218,672
      Separate Account Charges 2.25% .........................................     249,772          1.592             397,555
      Separate Account Charges 2.35% .........................................          --          1.589                  --
      Separate Account Charges 2.50% .........................................       6,202          1.584               9,826

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio
      Separate Account Charges 1.70% .........................................      17,197          1.506              25,896
      Separate Account Charges 1.85% .........................................      28,812          1.502              43,278
      Separate Account Charges 1.95% .........................................          --          1.500                  --
      Separate Account Charges 2.10% .........................................     223,938          1.496             334,977
      Separate Account Charges 2.25% .........................................      33,440          1.492              49,896
      Separate Account Charges 2.35% .........................................          --          1.490                  --
      Separate Account Charges 2.50% .........................................      12,304          1.486              18,283

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio
      Separate Account Charges 1.70% .........................................     534,636     $    1.376     $       735,408
      Separate Account Charges 1.85% .........................................     892,509          1.372           1,224,597
      Separate Account Charges 1.95% .........................................          --          1.370                  --
      Separate Account Charges 2.10% .........................................   1,470,144          1.366           2,008,798
      Separate Account Charges 2.25% .........................................   1,932,442          1.363           2,633,882
      Separate Account Charges 2.35% .........................................       4,929          1.361               6,707
      Separate Account Charges 2.50% .........................................     529,383          1.357             718,541
   Mid-Cap Value Portfolio
      Separate Account Charges 1.70% .........................................     482,477          1.533             739,695
      Separate Account Charges 1.85% .........................................     683,810          1.529           1,045,757
      Separate Account Charges 1.95% .........................................          --          1.527                  --
      Separate Account Charges 2.10% .........................................   1,156,768          1.523           1,761,692
      Separate Account Charges 2.25% .........................................   1,977,099          1.519           3,003,505
      Separate Account Charges 2.35% .........................................         689          1.517               1,045
      Separate Account Charges 2.50% .........................................     130,347          1.513             197,191

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class
      Separate Account Charges 1.70% .........................................   7,791,822          1.200           9,349,845
      Separate Account Charges 1.85% .........................................   8,158,412          1.193           9,736,072
      Separate Account Charges 1.95% .........................................       6,834          1.136               7,766
      Separate Account Charges 2.10% .........................................   5,249,767          1.131           5,936,151
      Separate Account Charges 2.25% .........................................   9,937,145          1.048          10,419,802
      Separate Account Charges 2.35% .........................................       6,618          1.047               6,926
      Separate Account Charges 2.50% .........................................   1,070,854          1.044           1,117,627

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................      53,209          0.764              40,661
      Separate Account Charges 1.85% .........................................      23,442          0.760              17,815
      Separate Account Charges 1.95% .........................................          --          1.163                  --
      Separate Account Charges 2.10% .........................................          --          1.157                  --
      Separate Account Charges 2.25% .........................................          --          1.402                  --
      Separate Account Charges 2.35% .........................................          --          1.399                  --
      Separate Account Charges 2.50% .........................................          --          1.395                  --
   Putnam VT International Equity Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................     172,198          1.000             172,178
      Separate Account Charges 1.85% .........................................   1,582,560          0.994           1,573,734
      Separate Account Charges 1.95% .........................................          --          1.319                  --
      Separate Account Charges 2.10% .........................................     115,303          1.313             151,359
      Separate Account Charges 2.25% .........................................     181,088          1.510             273,434
      Separate Account Charges 2.35% .........................................          --          1.507                  --
      Separate Account Charges 2.50% .........................................       8,517          1.503              12,800

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Putnam Variable Trust (continued)
   Putnam VT Small Cap Value Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................     187,525     $    1.594     $       298,843
      Separate Account Charges 1.85% .........................................     310,867          1.585             492,685
      Separate Account Charges 1.95% .........................................          --          1.777                  --
      Separate Account Charges 2.10% .........................................      44,740          1.769              79,128
      Separate Account Charges 2.25% .........................................     230,219          1.902             437,895
      Separate Account Charges 2.35% .........................................          --          1.899                  --
      Separate Account Charges 2.50% .........................................         903          1.893               1,709

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I
      Separate Account Charges 1.70% .........................................     403,064          1.010             407,211
      Separate Account Charges 1.85% .........................................   1,784,678          1.005           1,793,172
      Separate Account Charges 1.95% .........................................          --          1.200                  --
      Separate Account Charges 2.10% .........................................     227,634          1.194             271,753
      Separate Account Charges 2.25% .........................................     365,474          1.484             542,239
      Separate Account Charges 2.35% .........................................          --          1.481                  --
      Separate Account Charges 2.50% .........................................          --          1.477                  --
   Investors Fund - Class I
      Separate Account Charges 1.70% .........................................     923,415          1.298           1,198,153
      Separate Account Charges 1.85% .........................................   4,093,574          1.285           5,260,559
      Separate Account Charges 1.95% .........................................          --          1.201                  --
      Separate Account Charges 2.10% .........................................     471,609          1.196             563,824
      Separate Account Charges 2.25% .........................................     700,208          1.447           1,013,125
      Separate Account Charges 2.35% .........................................          --          1.444                  --
      Separate Account Charges 2.50% .........................................       4,441          1.440               6,396

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio
      Separate Account Charges 1.70% .........................................     193,238          0.994             192,077
      Separate Account Charges 1.85% .........................................     483,582          0.990             478,765
      Separate Account Charges 1.95% .........................................          --          0.987                  --
      Separate Account Charges 2.10% .........................................     172,893          0.983             170,028
      Separate Account Charges 2.25% .........................................     191,228          1.265             241,959
      Separate Account Charges 2.35% .........................................       2,811          1.263               3,550
      Separate Account Charges 2.50% .........................................      40,940          1.259              51,560

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
      Separate Account Charges 1.70% .........................................     928,160          1.045             969,733
      Separate Account Charges 1.85% .........................................     681,112          1.044             710,912
      Separate Account Charges 1.95% .........................................      47,162          1.043              49,193
      Separate Account Charges 2.10% .........................................   1,606,063          1.042           1,673,585
      Separate Account Charges 2.25% .........................................   4,540,984          1.041           4,727,197
      Separate Account Charges 2.35% .........................................          --          1.040                  --
      Separate Account Charges 2.50% .........................................      65,806          1.039              68,390

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - Global All Cap Growth and Value
      Separate Account Charges 1.70% .........................................   1,325,184     $    1.072     $     1,420,578
      Separate Account Charges 1.85% .........................................     212,914          1.071             228,015
      Separate Account Charges 1.95% .........................................          --          1.070                  --
      Separate Account Charges 2.10% .........................................     423,365          1.069             452,641
      Separate Account Charges 2.25% .........................................     411,757          1.068             439,795
      Separate Account Charges 2.35% .........................................          --          1.067                  --
      Separate Account Charges 2.50% .........................................          --          1.066                  --
   Multiple Discipline Portfolio - Large Cap Growth and Value
      Separate Account Charges 1.70% .........................................     108,803          1.039             113,037
      Separate Account Charges 1.85% .........................................          --          1.038                  --
      Separate Account Charges 1.95% .........................................          --          1.037                  --
      Separate Account Charges 2.10% .........................................      68,856          1.036              71,347
      Separate Account Charges 2.25% .........................................     194,396          1.035             201,229
      Separate Account Charges 2.35% .........................................          --          1.034                  --
      Separate Account Charges 2.50% .........................................          --          1.033                  --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II
      Separate Account Charges 1.70% .........................................     123,972          1.266             156,977
      Separate Account Charges 1.85% .........................................     193,347          1.254             242,477
      Separate Account Charges 1.95% .........................................          --          1.397                  --
      Separate Account Charges 2.10% .........................................          --          1.391                  --
      Separate Account Charges 2.25% .........................................          --          1.657                  --
      Separate Account Charges 2.35% .........................................          --          1.653                  --
      Separate Account Charges 2.50% .........................................          --          1.649                  --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio
      Separate Account Charges 1.70% .........................................      91,582          1.687             154,468
      Separate Account Charges 1.85% .........................................     189,777          1.671             317,025
      Separate Account Charges 1.95% .........................................          --          1.503                  --
      Separate Account Charges 2.10% .........................................          --          1.495                  --
      Separate Account Charges 2.25% .........................................          --          1.555                  --
      Separate Account Charges 2.35% .........................................          --          1.552                  --
      Separate Account Charges 2.50% .........................................          --          1.548                  --
   Equity Income Portfolio
      Separate Account Charges 1.70% .........................................     497,455          1.338             665,636
      Separate Account Charges 1.85% .........................................     445,294          1.335             594,354
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     248,139          1.329             329,823
      Separate Account Charges 2.25% .........................................     695,098          1.326             921,612
      Separate Account Charges 2.35% .........................................          --          1.324                  --
      Separate Account Charges 2.50% .........................................      47,473          1.320              62,681
   Federated High Yield Portfolio
      Separate Account Charges 1.70% .........................................   1,897,501          1.275           2,419,511
      Separate Account Charges 1.85% .........................................     656,484          1.270             833,731
      Separate Account Charges 1.95% .........................................       4,804          1.267               6,085
      Separate Account Charges 2.10% .........................................   1,157,055          1.262           1,459,675
      Separate Account Charges 2.25% .........................................   1,156,647          1.280           1,480,449
      Separate Account Charges 2.35% .........................................       3,344          1.278               4,273
      Separate Account Charges 2.50% .........................................      66,927          1.274              85,265

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
The Travelers Series Trust (continued)
   Large Cap Portfolio
      Separate Account Charges 1.70% .........................................   1,694,016     $    0.951     $     1,611,468
      Separate Account Charges 1.85% .........................................   2,835,092          0.942           2,670,996
      Separate Account Charges 1.95% .........................................          --          1.100                  --
      Separate Account Charges 2.10% .........................................     162,310          1.094             177,617
      Separate Account Charges 2.25% .........................................     428,715          1.308             560,730
      Separate Account Charges 2.35% .........................................          --          1.305                  --
      Separate Account Charges 2.50% .........................................     147,228          1.302             191,669
   Lazard International Stock Portfolio
      Separate Account Charges 1.70% .........................................   1,718,286          0.859           1,476,099
      Separate Account Charges 1.85% .........................................   2,589,187          0.851           2,202,835
      Separate Account Charges 1.95% .........................................          --          1.294                  --
      Separate Account Charges 2.10% .........................................   1,262,239          1.287           1,624,896
      Separate Account Charges 2.25% .........................................   1,247,579          1.492           1,860,939
      Separate Account Charges 2.35% .........................................          --          1.489                  --
      Separate Account Charges 2.50% .........................................     306,840          1.485             455,562
   Merrill Lynch Large Cap Core Portfolio
      Separate Account Charges 1.70% .........................................     514,249          0.891             458,125
      Separate Account Charges 1.85% .........................................   1,254,585          0.882           1,106,928
      Separate Account Charges 1.95% .........................................          --          1.141                  --
      Separate Account Charges 2.10% .........................................          --          1.136                  --
      Separate Account Charges 2.25% .........................................      81,610          1.400             114,268
      Separate Account Charges 2.35% .........................................          --          1.398                  --
      Separate Account Charges 2.50% .........................................          --          1.394                  --
   MFS Emerging Growth Portfolio
      Separate Account Charges 1.70% .........................................      68,436          0.737              50,415
      Separate Account Charges 1.85% .........................................      98,143          0.733              71,901
      Separate Account Charges 1.95% .........................................          --          1.100                  --
      Separate Account Charges 2.10% .........................................      31,610          1.095              34,603
      Separate Account Charges 2.25% .........................................      26,385          1.412              37,247
      Separate Account Charges 2.35% .........................................          --          1.409                  --
      Separate Account Charges 2.50% .........................................          --          1.405                  --
   MFS Mid Cap Growth Portfolio
      Separate Account Charges 1.70% .........................................   1,593,544          0.558             888,976
      Separate Account Charges 1.85% .........................................   3,546,165          0.554           1,964,527
      Separate Account Charges 1.95% .........................................          --          0.922                  --
      Separate Account Charges 2.10% .........................................     308,078          0.917             282,600
      Separate Account Charges 2.25% .........................................     428,145          1.506             644,634
      Separate Account Charges 2.35% .........................................          --          1.503                  --
      Separate Account Charges 2.50% .........................................     141,633          1.499             212,255
   MFS Value Portfolio
      Separate Account Charges 1.70% .........................................     882,958          1.321           1,166,739
      Separate Account Charges 1.85% .........................................   1,447,802          1.309           1,894,761
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     405,792          1.326             538,246
      Separate Account Charges 2.25% .........................................     563,033          1.452             817,460
      Separate Account Charges 2.35% .........................................          --          1.449                  --
      Separate Account Charges 2.50% .........................................      15,547          1.445              22,467

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
The Travelers Series Trust (continued)
   Pioneer Fund Portfolio
      Separate Account Charges 1.70% .........................................     303,413     $    1.327     $       402,579
      Separate Account Charges 1.85% .........................................      77,144          1.324             102,101
      Separate Account Charges 1.95% .........................................          --          1.321                  --
      Separate Account Charges 2.10% .........................................      52,216          1.318              68,822
      Separate Account Charges 2.25% .........................................     115,354          1.315             151,661
      Separate Account Charges 2.35% .........................................          --          1.313                  --
      Separate Account Charges 2.50% .........................................      30,237          1.309              39,589
   U.S. Government Securities Portfolio
      Separate Account Charges 1.70% .........................................   1,278,104          1.359           1,736,378
      Separate Account Charges 1.85% .........................................   2,101,484          1.346           2,827,628
      Separate Account Charges 1.95% .........................................          --          1.166                  --
      Separate Account Charges 2.10% .........................................     526,962          1.161             611,604
      Separate Account Charges 2.25% .........................................     791,861          1.045             827,359
      Separate Account Charges 2.35% .........................................          --          1.043                  --
      Separate Account Charges 2.50% .........................................      69,752          1.040              72,540

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Separate Account Charges 1.70% .........................................     687,530          0.992             682,326
      Separate Account Charges 1.85% .........................................   1,631,814          0.983           1,603,887
      Separate Account Charges 1.95% .........................................          --          1.193                  --
      Separate Account Charges 2.10% .........................................      56,973          1.187              67,610
      Separate Account Charges 2.25% .........................................     133,585          1.352             180,596
      Separate Account Charges 2.35% .........................................          --          1.349                  --
      Separate Account Charges 2.50% .........................................          --          1.346                  --
   SB Adjustable Rate Income Portfolio - Class I Shares
      Separate Account Charges 1.70% .........................................     149,266          0.995             148,582
      Separate Account Charges 1.85% .........................................     440,902          0.994             438,452
      Separate Account Charges 1.95% .........................................          --          0.994                  --
      Separate Account Charges 2.10% .........................................     663,220          0.993             658,433
      Separate Account Charges 2.25% .........................................     571,662          0.992             566,974
      Separate Account Charges 2.35% .........................................          --          0.991                  --
      Separate Account Charges 2.50% .........................................      29,793          0.990              29,499
   Smith Barney Aggressive Growth Portfolio
      Separate Account Charges 1.70% .........................................   1,558,807          0.910           1,418,619
      Separate Account Charges 1.85% .........................................   4,511,624          0.904           4,077,373
      Separate Account Charges 1.95% .........................................          --          1.139                  --
      Separate Account Charges 2.10% .........................................     963,379          1.134           1,092,277
      Separate Account Charges 2.25% .........................................   2,048,884          1.445           2,961,550
      Separate Account Charges 2.35% .........................................       1,023          1.443               1,476
      Separate Account Charges 2.50% .........................................      88,805          1.439             127,765
   Smith Barney High Income Portfolio
      Separate Account Charges 1.70% .........................................   3,129,417          1.061           3,320,031
      Separate Account Charges 1.85% .........................................   2,316,541          1.051           2,434,021
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     177,937          1.327             236,051
      Separate Account Charges 2.25% .........................................     540,901          1.321             714,540
      Separate Account Charges 2.35% .........................................          --          1.319                  --
      Separate Account Charges 2.50% .........................................      17,996          1.315              23,662

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Travelers Series Fund Inc. (continued)
   Smith Barney Large Capitalization Growth Portfolio
      Separate Account Charges 1.70% .........................................   3,045,469     $    1.248     $     3,800,236
      Separate Account Charges 1.85% .........................................   6,676,140          1.236           8,250,933
      Separate Account Charges 1.95% .........................................          --          1.241                  --
      Separate Account Charges 2.10% .........................................     971,830          1.235           1,200,247
      Separate Account Charges 2.25% .........................................   2,142,103          1.429           3,060,928
      Separate Account Charges 2.35% .........................................          --          1.426                  --
      Separate Account Charges 2.50% .........................................      60,602          1.422              86,195
   Smith Barney Mid Cap Core Portfolio
      Separate Account Charges 1.70% .........................................     554,328          1.031             571,309
      Separate Account Charges 1.85% .........................................   2,431,294          1.025           2,492,046
      Separate Account Charges 1.95% .........................................          --          1.347                  --
      Separate Account Charges 2.10% .........................................     272,178          1.341             364,904
      Separate Account Charges 2.25% .........................................   1,967,950          1.427           2,808,268
      Separate Account Charges 2.35% .........................................         834          1.424               1,188
      Separate Account Charges 2.50% .........................................      51,013          1.420              72,458
   Smith Barney Money Market Portfolio
      Separate Account Charges 1.70% .........................................   1,951,343          1.084           2,115,702
      Separate Account Charges 1.85% .........................................   2,307,197          1.074           2,477,504
      Separate Account Charges 1.95% .........................................          --          0.970                  --
      Separate Account Charges 2.10% .........................................   1,696,694          0.965           1,638,204
      Separate Account Charges 2.25% .........................................   1,827,805          0.973           1,777,868
      Separate Account Charges 2.35% .........................................          --          0.971                  --
      Separate Account Charges 2.50% .........................................     111,704          0.968             108,145
   Strategic Equity Portfolio
      Separate Account Charges 1.70% .........................................     152,652          0.753             114,991
      Separate Account Charges 1.85% .........................................     240,578          0.749             180,226
      Separate Account Charges 1.95% .........................................          --          1.051                  --
      Separate Account Charges 2.10% .........................................      30,947          1.045              32,355
      Separate Account Charges 2.25% .........................................     119,891          1.415             169,641
      Separate Account Charges 2.35% .........................................          --          1.412                  --
      Separate Account Charges 2.50% .........................................      12,330          1.408              17,365
   Travelers Managed Income Portfolio
      Separate Account Charges 1.70% .........................................   5,880,173          1.193           7,012,955
      Separate Account Charges 1.85% .........................................   5,220,418          1.181           6,166,261
      Separate Account Charges 1.95% .........................................          --          1.054                  --
      Separate Account Charges 2.10% .........................................   2,089,192          1.049           2,190,823
      Separate Account Charges 2.25% .........................................   3,048,678          1.061           3,233,986
      Separate Account Charges 2.35% .........................................          --          1.059                  --
      Separate Account Charges 2.50% .........................................     459,637          1.056             485,313

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Separate Account Charges 1.70% .........................................      48,993          0.706              34,568
      Separate Account Charges 1.85% .........................................      74,299          0.702              52,137
      Separate Account Charges 1.95% .........................................          --          0.976                  --
      Separate Account Charges 2.10% .........................................      39,653          0.972              38,530
      Separate Account Charges 2.25% .........................................      35,342          1.306              46,165
      Separate Account Charges 2.35% .........................................          --          1.304                  --
      Separate Account Charges 2.50% .........................................          --          1.300                  --

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Separate Account Charges 1.70% .........................................     193,329     $    1.094     $       211,461
      Separate Account Charges 1.85% .........................................     652,217          1.088             709,488
      Separate Account Charges 1.95% .........................................          --          1.398                  --
      Separate Account Charges 2.10% .........................................     111,921          1.391             155,735
      Separate Account Charges 2.25% .........................................     664,957          1.629           1,083,269
      Separate Account Charges 2.35% .........................................         854          1.626               1,388
      Separate Account Charges 2.50% .........................................      51,792          1.622              83,982

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2
      Separate Account Charges 1.70% .........................................     485,621          1.512             734,334
      Separate Account Charges 1.85% .........................................   1,069,113          1.504           1,607,785
      Separate Account Charges 1.95% .........................................          --          1.643                  --
      Separate Account Charges 2.10% .........................................     369,341          1.635             603,901
      Separate Account Charges 2.25% .........................................     551,598          1.718             947,646
      Separate Account Charges 2.35% .........................................          --          1.715                  --
      Separate Account Charges 2.50% .........................................      96,254          1.710             164,595
                                                                                                              ---------------

Net Contract Owners' Equity ..................................................                                $   318,596,096
                                                                                                              ===============

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
AIM Variable Insurance Funds, Inc. (0.0%)
   AIM V.I. Premier Equity Fund - Series I
      Total (Cost $156,713)                                                      7,168  $     152,680  $       2,745 $     119,887
                                                                         -------------  -------------  ------------- -------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.7%)
   AllianceBernstein Growth and Income Portfolio - Class B
   (Cost $3,359,981)                                                           160,670      3,835,196      1,309,617     1,120,916
   AllianceBernstein Premier Growth Portfolio - Class B
   (Cost $1,368,998)                                                            63,965      1,478,241        982,217       500,157
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $4,728,979)                                                  224,635      5,313,437      2,291,834     1,621,073
                                                                         -------------  -------------  ------------- -------------

AMERICAN FUNDS INSURANCE SERIES (14.8%)
   Global Growth Fund - Class 2 Shares (Cost $4,023,270)                       259,506      4,471,290      3,597,599       153,361
   Growth Fund - Class 2 Shares (Cost $17,386,604)                             376,635     19,246,048     14,566,652       179,137
   Growth-Income Fund - Class 2 Shares (Cost $21,579,021)                      641,376     23,500,017     16,976,494       371,593
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $42,988,895)                                               1,277,517     47,217,355     35,140,745       704,091
                                                                         -------------  -------------  ------------- -------------

CREDIT SUISSE TRUST (0.3%)
   Credit Suisse Trust Emerging Markets Portfolio
      Total (Cost $537,367)                                                     67,104        888,454          8,201       220,848
                                                                         -------------  -------------  ------------- -------------

DELAWARE VIP TRUST (3.3%)
   Delaware VIP REIT Series - Standard Class
   (Cost $4,574,811)                                                           324,815      6,197,473      2,654,928       734,192
   Delaware VIP Small Cap Value Series -
   Standard Class (Cost $3,372,537)                                            142,792      4,348,010      2,178,914       352,413
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $7,947,348)                                                  467,607     10,545,483      4,833,842     1,086,605
                                                                         -------------  -------------  ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (3.9%)
   Dreyfus VIF -  Developing Leaders Portfolio -
   Initial Shares (Cost $4,854,513)                                            119,389      4,960,604        879,905       679,313
   Dreyfus VIF - Appreciation Portfolio -
   Initial Shares (Cost $7,036,796)                                            207,859      7,391,457      1,030,154     2,024,020
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $11,891,309)                                                 327,248     12,352,061      1,910,059     2,703,333
                                                                         -------------  -------------  ------------- -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.5%)
   Franklin Small Cap Fund - Class 2 Shares
   (Cost $3,490,420)                                                           187,848      3,649,894      1,718,098       450,386
   Mutual Shares Securities Fund - Class 2 Shares
   (Cost $4,515,750)                                                           317,095      5,276,469      2,281,503       298,234
   Templeton Developing Markets Securities Fund -
   Class 2 Shares (Cost $2,464,697)                                            367,544      3,186,605      1,857,030       201,355
   Templeton Foreign Securities Fund - Class 2 Shares
   (Cost $12,902,710)                                                        1,041,318     14,942,920      9,893,429       217,218
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $23,373,577)                                               1,913,805     27,055,888     15,750,060     1,167,193
                                                                         -------------  -------------  ------------- -------------

GREENWICH STREET SERIES FUND (4.8%)
   Appreciation Portfolio (Cost $6,871,427)                                    327,291      7,668,432      3,373,748       551,044
   Fundamental Value Portfolio (Cost $6,862,537)                               354,471      7,479,347      2,825,417       671,276
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $13,733,964)                                                 681,762     15,147,779      6,199,165     1,222,320
                                                                         -------------  -------------  ------------- -------------

JANUS ASPEN SERIES (1.4%)
   Growth and Income Portfolio - Service Shares
   (Cost $994,464)                                                              61,721        975,816         31,104       548,482
   International Growth Portfolio - Service Shares
   (Cost $1,706,117)                                                            62,289      1,678,070         91,675       348,566
   Mid Cap Growth Portfolio - Service Shares
   (Cost $2,222,252)                                                            73,795      1,871,447        511,993       290,059
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $4,922,833)                                                  197,805      4,525,333        634,772     1,187,107
                                                                         -------------  -------------  ------------- -------------

LAZARD RETIREMENT SERIES, INC. (0.1%)
   Lazard Retirement Small Cap Portfolio
      Total (Cost $425,168)                                                     27,949        472,330        406,290        40,803
                                                                         -------------  -------------  ------------- -------------

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
Lord Abbett Series Fund, Inc. (4.4%)
   Growth and Income Portfolio (Cost $6,732,231)                               269,608  $   7,327,933  $   5,977,089 $     245,262
   Mid-Cap Value Portfolio (Cost $5,888,355)                                   324,622      6,748,885      5,060,788       121,516
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $12,620,586)                                                 594,230     14,076,818     11,037,877       366,778
                                                                         -------------  -------------  ------------- -------------

PIMCO VARIABLE INSURANCE TRUST (11.5%)
   Total Return Portfolio - Administrative Class
      Total (Cost $36,014,788)                                               3,479,942     36,574,189     19,128,318     1,430,449
                                                                         -------------  -------------  ------------- -------------

PUTNAM VARIABLE TRUST (1.1%)
   Putnam VT Discovery Growth Fund - Class IB Shares (Cost $49,423)             11,766         58,476            574         1,254
   Putnam VT International Equity Fund - Class IB Shares
   (Cost $1,703,119)                                                           148,437      2,183,505        265,735     2,229,527
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $977,229)             57,493      1,310,260        577,645       319,978
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $2,729,771)                                                  217,696      3,552,241        843,954     2,550,759
                                                                         -------------  -------------  ------------- -------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.5%)
   All Cap Fund - Class I (Cost $2,614,939)                                    179,107      3,014,375      1,001,853       659,076
   Investors Fund - Class I (Cost $7,019,916)                                  582,336      8,042,057      1,062,548     1,861,018
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $9,634,855)                                                  761,443     11,056,432      2,064,401     2,520,094
                                                                         -------------  -------------  ------------- -------------

SMITH BARNEY INVESTMENT SERIES (0.4%)
   Smith Barney Dividend Strategy Portfolio
      Total (Cost $1,084,644)                                                  128,146      1,137,939        997,531       224,287
                                                                         -------------  -------------  ------------- -------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.5%)
   Multiple Discipline Portfolio - All Cap Growth and Value
   (Cost $7,866,547)                                                           553,240      8,199,010      7,976,569       110,965
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (Cost $2,392,008)                                                           164,574      2,541,029      2,570,890       177,834
   Multiple Discipline Portfolio - Large Cap Growth and Value
   (Cost $370,409)                                                              26,760        385,613        427,493        57,533
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $10,628,964)                                                 744,574     11,125,652     10,974,952       346,332
                                                                         -------------  -------------  ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
   Strong Multi Cap Value Fund II
      Total (Cost $325,114)                                                     33,938        399,454         57,591        80,586
                                                                         -------------  -------------  ------------- -------------

THE TRAVELERS SERIES TRUST (12.3%)
   Disciplined Mid Cap Stock Portfolio (Cost $388,172)                          23,861        471,493         17,221        95,782
   Equity Income Portfolio (Cost $2,426,612)                                   149,919      2,574,106      1,836,969       109,211
   Federated High Yield Portfolio (Cost $6,278,534)                            729,581      6,288,989      3,836,738       395,962
   Large Cap Portfolio (Cost $6,101,407)                                       374,191      5,212,480        948,231       648,523
   Lazard International Stock Portfolio (Cost $6,546,253)                      667,279      7,620,331      3,732,001       749,675
   Merrill Lynch Large Cap Core Portfolio (Cost $2,017,586)                    185,560      1,679,321        142,755       348,582
   MFS Emerging Growth Portfolio (Cost $185,416)                                18,422        194,166         63,464        83,466
   MFS Mid Cap Growth Portfolio (Cost $4,924,004)                              508,661      3,992,992        895,330       739,872
   MFS Value Portfolio (Cost $3,744,615)                                       360,363      4,439,673      1,392,213       416,267
   Pioneer Fund Portfolio (Cost $694,813)                                       63,570        764,752        520,385       134,517
   U.S. Government Securities Portfolio (Cost $6,111,693)                      476,511      6,075,509      2,229,787     1,339,516
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $39,419,105)                                               3,557,918     39,313,812     15,615,094     5,061,373
                                                                         -------------  -------------  ------------- -------------

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
Travelers Series Fund Inc. (22.4%)
   AIM Capital Appreciation Portfolio (Cost $3,352,090)                        236,862  $   2,534,419  $     182,444 $     592,512
   SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,854,112)      184,010      1,841,940      2,292,083       439,415
   Smith Barney Aggressive Growth Portfolio (Cost $9,131,769)                  726,656      9,679,060      3,201,337     1,051,080
   Smith Barney High Income Portfolio (Cost $7,075,283)                        891,166      6,728,305      2,190,328       683,332
   Smith Barney Large Capitalization Growth Portfolio (Cost $16,022,545)     1,141,165     16,398,539      4,853,605       819,231
   Smith Barney Mid Cap Core Portfolio (Cost $5,304,909)                       441,271      6,310,173      2,541,660       450,346
   Smith Barney Money Market Portfolio (Cost $8,111,255)                     8,111,255      8,111,255      9,160,642     5,748,774
   Strategic Equity Portfolio (Cost $475,328)                                   29,337        514,578        265,113       180,516
   Travelers Managed Income Portfolio (Cost $19,871,345)                     1,690,818     19,089,338      7,140,922     1,653,250
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $71,198,636)                                              13,452,540     71,207,607     31,828,134    11,618,456
                                                                         -------------  -------------  ------------- -------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
   Emerging Growth Portfolio - Class II Shares
      Total (Cost $165,275)                                                      6,633        171,400        116,636       147,265
                                                                         -------------  -------------  ------------- -------------

VARIABLE ANNUITY PORTFOLIOS (0.7%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $1,986,802)                                                  196,958      2,245,323      1,560,689        66,937
                                                                         -------------  -------------  ------------- -------------

VARIABLE INSURANCE PRODUCTS FUND III (1.2%)
   Mid Cap Portfolio - Service Class 2
      Total (Cost $3,071,226)                                                  135,819      4,058,261      1,936,505       499,087
                                                                         -------------  -------------  ------------- -------------

TOTAL INVESTMENTS (100%)
   (COST $299,585,919)                                                                  $ 318,589,928  $ 163,339,395 $  34,985,663
                                                                                        =============  ============= =============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund - Series I      2004     196  0.770 - 0.989        153         0.36  1.70 - 2.10        3.56 - 3.89
                                                2003     347  0.742 - 0.955        264         0.29  1.70 - 2.10      22.44 - 22.94
                                                2002     387  0.604 - 0.780        238         0.34  1.70 - 2.10  (31.52) - (26.55)
                                                2001     482  0.882 - 0.883        425         0.45  1.70 - 1.85   (11.80) - (7.25)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and Income
      Portfolio - Class B                       2004   3,555  0.998 - 1.446      3,835         0.70  1.70 - 2.50        8.44 - 9.37
                                                2003   3,477  0.914 - 1.329      3,287         0.80  1.70 - 2.50      10.58 - 30.03
                                                2002   2,890  0.704 - 0.871      2,061         0.58  1.70 - 2.10  (23.73) - (21.88)
                                                2001   1,873  0.923 - 0.924      1,729         0.16  1.70 - 1.85    (8.61) - (7.70)

AllianceBernstein Premier Growth
   Portfolio - Class B                          2004   1,512  0.746 - 1.324      1,478           --  1.70 - 2.50        5.69 - 6.53
                                                2003   1,078  0.701 - 1.250        880           --  1.70 - 2.50       9.94 - 21.38
                                                2002     984  0.579 - 0.801        638           --  1.70 - 2.10  (32.12) - (25.97)
                                                2001     465  0.853 - 0.854        397           --  1.70 - 1.85   (14.70) - (7.58)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2 Shares          2004   3,121  1.424 - 1.443      4,471         0.40  1.70 - 2.50      11.02 - 14.80
                                                2003     475  1.288 - 1.293        612         0.01  1.70 - 2.25      18.42 - 29.30

   Growth Fund - Class 2 Shares                 2004  14,069  1.359 - 1.378     19,246         0.28  1.70 - 2.50       9.69 - 10.59
                                                2003   2,589  1.239 - 1.246      3,215         0.28  1.70 - 2.50      10.04 - 24.60

   Growth-Income Fund - Class 2 Shares          2004  17,428  1.339 - 1.357     23,500         1.35  1.70 - 2.50        7.64 - 8.47
                                                2003   4,312  1.244 - 1.251      5,382         1.98  1.70 - 2.50      10.87 - 25.10
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
      Markets Portfolio                         2004     656  1.335 - 1.791        888         0.28  1.70 - 2.10      22.34 - 22.88
                                                2003     827  1.088 - 1.464        913           --  1.70 - 2.10      39.96 - 40.46
                                                2002   1,095  0.776 - 1.046        860         0.18  1.70 - 2.10  (23.09) - (13.03)
                                                2001   1,047  0.894 - 0.898        936           --  1.70 - 1.85  (11.31) - (11.26)
DELAWARE VIP TRUST
   Delaware VIP REIT Series - Standard Class    2004   3,082  1.745 - 2.216      6,197         1.67  1.70 - 2.50      18.81 - 29.14
                                                2003   1,932  1.362 - 1.716      3,180         2.48  1.70 - 2.50      20.32 - 31.80
                                                2002   1,718  1.126 - 1.302      2,208         2.52  1.70 - 2.10        2.36 - 2.76
                                                2001     993  1.100 - 1.267      1,252         1.51  1.70 - 2.10        2.61 - 6.92

   Delaware VIP Small Cap Value Series -
      Standard Class                            2004   2,413  1.723 - 1.859      4,348         0.15  1.70 - 2.50      18.50 - 19.47
                                                2003   1,231  1.454 - 1.556      1,890         0.39  1.70 - 2.50      22.60 - 39.55
                                                2002   1,316  1.103 - 1.115      1,459         0.43  1.70 - 2.10    (7.28) - (5.89)
                                                2001     916  1.195 - 1.201      1,096         0.64  1.70 - 1.85        9.73 - 9.88
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF - Developing Leaders
      Portfolio - Initial Shares                2004   3,554  1.319 - 1.467      4,961         0.21  1.70 - 2.25        8.91 - 9.43
                                                2003   3,373  1.210 - 1.347      4,270         0.03  1.70 - 2.25      29.00 - 33.63
                                                2002   3,503  0.938 - 0.982      3,419         0.05  1.70 - 2.10  (20.84) - (20.49)
                                                2001   3,150  1.185 - 1.235      3,876         0.49  1.70 - 2.10     (7.87) - 11.37

   Dreyfus VIF - Appreciation Portfolio -
      Initial Shares                            2004   6,986  1.028 - 1.275      7,391         1.65  1.70 - 2.50        2.74 - 4.79
                                                2003   8,002  0.997 - 1.241      8,135         1.46  1.70 - 2.25      18.59 - 22.99
                                                2002   7,427  0.838 - 0.909      6,242         1.42  1.70 - 2.10  (18.40) - (18.06)
                                                2001   4,299  1.025 - 1.114      4,416         1.15  1.70 - 2.10   (10.95) - (1.15)

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2 Shares     2004   2,708  1.257 - 1.526      3,650            -  1.70 - 2.50        8.73 - 9.60
                                                2003   1,708  1.151 - 1.400      2,063            -  1.70 - 2.50      13.39 - 34.85
                                                2002   1,320  0.857 - 0.881      1,154         0.25  1.70 - 2.10  (30.00) - (21.95)
                                                2001   1,253  1.250 - 1.256      1,567         0.39  1.70 - 1.85  (16.78) - (16.71)

   Mutual Shares Securities Fund -
      Class 2 Shares                            2004   4,303  1.137 - 1.391      5,276         0.73  1.70 - 2.50       5.81 - 11.57
                                                2003   2,546  1.030 - 1.263      2,801         0.56  1.70 - 2.25      19.72 - 23.01
                                                2002     302  0.841 - 0.843        254         0.51  1.70 - 2.10   (15.80) - (0.24)

   Templeton Developing Markets
      Securities Fund - Class 2 Shares          2004   1,754  1.662 - 2.036      3,187         1.70  1.70 - 2.50      21.66 - 23.79
                                                2003     721  1.357 - 1.667      1,031         0.99  1.70 - 2.50      33.63 - 50.33
                                                2002     442  0.904 - 1.113        400         1.23  1.70 - 2.10   (13.52) - (1.83)
                                                2001     854  0.922 - 0.927        789         0.76  1.70 - 1.85    (9.78) - (9.56)

   Templeton Foreign Securities Fund -
      Class 2 Shares                            2004  11,634  1.077 - 1.561     14,943         0.98  1.70 - 2.50      14.22 - 16.51
                                                2003   3,573  0.925 - 1.347      3,557         1.61  1.70 - 2.50      11.17 - 32.32
                                                2002   2,476  0.713 - 0.904      1,774         1.58  1.70 - 2.10  (22.93) - (19.87)
                                                2001   2,692  0.892 - 0.896      2,407         2.53  1.70 - 1.85  (17.56) - (17.50)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                       2004   6,917  0.991 - 1.338      7,668         1.54  1.70 - 2.50        5.55 - 6.98
                                                2003   4,325  0.928 - 1.257      4,411         0.82  1.70 - 2.35      10.76 - 22.63
                                                2002   2,795  0.759 - 0.917      2,130         1.89  1.70 - 2.10  (19.00) - (16.71)
                                                2001     992  0.937 - 0.938        929         0.56  1.70 - 1.85    (6.76) - (6.30)


   Fundamental Value Portfolio                  2004   6,539  1.025 - 1.503      7,479         0.79  1.70 - 2.50        5.58 - 6.40
                                                2003   4,942  0.965 - 1.420      4,998         0.63  1.70 - 2.50      12.10 - 36.67
                                                2002   5,172  0.709 - 0.903      3,690         1.11  1.70 - 2.10  (22.95) - (22.63)
                                                2001   3,701  0.918 - 1.172      3,413         0.52  1.70 - 2.10     (12.31) - 2.54
JANUS ASPEN SERIES
   Growth and Income Portfolio -
      Service Shares                            2004   1,312  0.732 - 1.359        976         0.37  1.70 - 2.25       9.16 - 11.43
                                                2003   2,062  0.668 - 1.245      1,388         0.49  1.70 - 2.25      12.77 - 21.52
                                                2002   2,153  0.551 - 0.553      1,187         0.59  1.70 - 1.85  (23.15) - (23.09)
                                                2001   1,903  0.717 - 0.719      1,366         0.89  1.70 - 1.85  (15.25) - (15.01)

   International Growth Portfolio -
      Service Shares                            2004   2,455  0.662 - 1.634      1,678         0.83  1.70 - 2.50       9.22 - 16.81
                                                2003   2,872  0.568 - 1.408      1,671         0.98  1.70 - 2.25      22.22 - 32.18
                                                2002   3,267  0.430 - 0.432      1,407         0.58  1.70 - 1.85  (27.12) - (27.03)
                                                2001   4,885  0.590 - 0.592      2,885         0.76  1.70 - 1.85  (24.84) - (24.68)

   Mid Cap Growth Portfolio - Service Shares    2004   3,252  0.440 - 1.592      1,871            -  1.70 - 2.50      17.25 - 18.45
                                                2003   3,444  0.372 - 1.351      1,366            -  1.70 - 2.25       7.18 - 32.62
                                                2002   3,348  0.281 - 0.282        942            -  1.70 - 1.85  (29.40) - (29.32)
                                                2001   3,610  0.398 - 0.399      1,439            -  1.70 - 1.85  (40.77) - (40.71)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio        2004     316  1.486 - 1.506        472            -  1.70 - 2.50      11.81 - 12.98
                                                2003      47  1.328 - 1.333         62            -  1.70 - 2.25       8.48 - 33.30
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio                  2004   5,364  1.357 - 1.376      7,328         1.86  1.70 - 2.50       9.88 - 16.13
                                                2003     874  1.235 - 1.242      1,083         1.51  1.70 - 2.50       8.78 - 24.20


   Mid-Cap Value Portfolio                      2004   4,431  1.513 - 1.533      6,749         0.54  1.70 - 2.50      14.49 - 21.96
                                                2003     801  1.250 - 1.257      1,004         1.48  1.70 - 2.50      15.12 - 25.70

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio -
      Administrative Class                      2004  32,221  1.044 - 1.200     36,574         1.92  1.70 - 2.50        0.26 - 3.09
                                                2003  16,389  1.020 - 1.164     18,586         2.79  1.70 - 2.50      (0.97) - 3.28
                                                2002   9,869  1.070 - 1.127     11,066         4.06  1.70 - 2.10        6.79 - 7.23
                                                2001   4,286  1.002 - 1.051      4,493         2.76  1.70 - 2.10      (0.50) - 5.52
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -
      Class IB Shares                           2004      77  0.760 - 0.764         58            -  1.70 - 1.85        5.56 - 5.67
                                                2003      76  0.720 - 0.723         55            -  1.70 - 1.85      29.73 - 29.80
                                                2002      66  0.555 - 0.557         37            -  1.70 - 1.85  (30.88) - (30.72)
                                                2001      68  0.803 - 0.804         54            -  1.70 - 1.85    (19.70) - 26.81

   Putnam VT International Equity Fund -
      Class IB Shares                           2004   2,060  0.994 - 1.510      2,184         1.70  1.70 - 2.50      13.35 - 14.29
                                                2003   4,170  0.872 - 1.329      3,839         0.81  1.70 - 2.50      19.78 - 37.15
                                                2002   3,642  0.691 - 0.917      2,546         0.62  1.70 - 2.10  (19.35) - (19.04)
                                                2001   2,219  0.855 - 1.137      1,906            -  1.70 - 2.10     (14.50) - 3.46

   Putnam VT Small Cap Value Fund - Class
      IB Shares                                 2004     774  1.585 - 1.902      1,310         0.29  1.70 - 2.50      21.97 - 24.14
                                                2003     615  1.279 - 1.541        806         0.33  1.70 - 2.25      46.62 - 55.19
                                                2002     603  0.871 - 0.976        526         0.16  1.70 - 2.10  (20.00) - (19.61)
                                                2001     289  1.085 - 1.220        315            -  1.70 - 2.10        3.43 - 8.50
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund - Class I                       2004   2,781  1.005 - 1.484      3,014         0.59  1.70 - 2.25        5.92 - 6.43
                                                2003   2,519  0.945 - 1.401      2,481         0.28  1.70 - 2.25      15.31 - 36.74
                                                2002   2,358  0.692 - 0.827      1,642         0.54  1.70 - 2.10  (26.62) - (26.33)
                                                2001   1,046  0.941 - 1.127        992         1.79  1.70 - 2.10      (5.90) - 6.72


   Investors Fund - Class I                     2004   6,193  1.196 - 1.447      8,042         1.44  1.70 - 2.50       7.90 - 11.11
                                                2003   6,856  1.106 - 1.341      8,182         1.47  1.70 - 2.25      29.51 - 32.64
                                                2002   6,443  0.854 - 0.919      5,870         1.34  1.70 - 2.10  (24.62) - (24.36)
                                                2001   4,877  1.133 - 1.215      5,894         1.29  1.70 - 2.10      (5.91) - 3.00
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio     2004   1,085  0.983 - 1.265      1,138         1.80  1.70 - 2.50        1.04 - 4.21
                                                2003     344  0.971 - 1.252        346         0.61  1.70 - 2.25       8.98 - 21.34
                                                2002      94  0.805 - 0.806         76         0.92  1.70 - 1.85  (19.50) - (13.33)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All
      Cap Growth and Value                      2004   7,869  1.039 - 1.045      8,199         0.81  1.70 - 2.50        3.58 - 8.23

   Multiple Discipline Portfolio - Global
      All Cap Growth and Value                  2004   2,373  1.068 - 1.072      2,541         0.73  1.70 - 2.25       7.20 - 10.41

   Multiple Discipline Portfolio - Large
      Cap Growth and Value                      2004     372  1.035 - 1.039        386         1.28  1.70 - 2.25        2.68 - 4.86
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Multi Cap Value Fund II                  2004     317  1.254 - 1.266        399            -  1.70 - 1.85      14.63 - 14.78
                                                2003     327  1.094 - 1.103        359         0.11  1.70 - 1.85      35.90 - 36.00
                                                2002     355  0.805 - 0.811        287         0.39  1.70 - 1.85  (24.63) - (24.42)
                                                2001     442  1.068 - 1.073        473            -  1.70 - 1.85        2.30 - 2.39

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio          2004    281   1.671 - 1.687        471         0.26  1.70 - 1.85      14.37 - 14.53
                                                2003    337   1.461 - 1.473        494         0.28  1.70 - 1.85      31.27 - 31.52
                                                2002    391   1.113 - 1.120        436         0.47  1.70 - 1.85  (15.87) - (15.79)
                                                2001    622   1.323 - 1.330        824         0.27  1.70 - 1.85    (5.84) - (5.67)

   Equity Income Portfolio                      2004  1,933   1.320 - 1.338      2,574         2.13  1.70 - 2.50        7.46 - 9.73
                                                2003    615   1.234 - 1.239        760         1.64  1.70 - 2.25      10.55 - 23.90

   Federated High Yield Portfolio               2004  4,943   1.262 - 1.280      6,289        11.03  1.70 - 2.50        2.18 - 8.51
                                                2003  2,429   1.167 - 1.186      2,855        14.35  1.70 - 2.50       6.29 - 20.39
                                                2002    266   0.974 - 0.976        260        25.96  1.70 - 2.10    (2.50) - (1.61)

   Large Cap Portfolio                          2004  5,267   0.942 - 1.308      5,212         0.88  1.70 - 2.50        4.14 - 6.11
                                                2003  5,073   0.901 - 1.256      4,627         0.39  1.70 - 2.25      12.75 - 22.54
                                                2002  5,143   0.736 - 0.859      3,798         0.45  1.70 - 2.10  (24.20) - (19.64)
                                                2001  5,813   0.971 - 0.976      5,658         0.48  1.70 - 1.85  (18.88) - (18.73)

   Lazard International Stock Portfolio         2004  7,124   0.851 - 1.492      7,620         2.22  1.70 - 2.50      12.93 - 13.77
                                                2003  4,545   0.749 - 1.318      3,835         2.21  1.70 - 2.50      16.58 - 31.54
                                                2002  3,918   0.593 - 0.902      2,429         2.07  1.70 - 2.10  (14.99) - (14.47)
                                                2001  4,765   0.694 - 0.698      3,314         0.16  1.70 - 1.85  (27.56) - (27.44)

   Merrill Lynch Large Cap Core Portfolio       2004  1,850   0.882 - 1.400      1,679         0.54  1.70 - 2.25      11.81 - 13.94
                                                2003  2,065   0.776 - 1.236      1,658         0.70  1.70 - 2.25      12.88 - 19.21
                                                2002  2,129   0.652 - 0.656      1,391         0.47  1.70 - 1.85  (26.49) - (26.46)
                                                2001  3,330   0.887 - 0.892      2,958         0.04  1.70 - 1.85  (23.93) - (23.76)

   MFS Emerging Growth Portfolio                2004    225   0.733 - 1.412        194            -  1.70 - 2.25      10.23 - 10.83
                                                2003    258   0.662 - 1.281        190            -  1.70 - 2.25       7.94 - 27.15
                                                2002    222   0.522 - 0.523        116            -  1.70 - 1.85  (35.48) - (35.43)
                                                2001     99   0.809 - 0.810         80            -  1.70 - 1.85  (19.10) - (11.86)


                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   MFS Mid Cap Growth Portfolio                 2004   6,018  0.554 - 1.506      3,993            -  1.70 - 2.50      11.28 - 12.27
                                                2003   6,156  0.495 - 1.350      3,354            -  1.70 - 2.50      15.92 - 34.69
                                                2002   5,928  0.368 - 0.612      2,252            -  1.70 - 2.10  (49.73) - (42.26)
                                                2001   5,381  0.732 - 0.734      3,940            -  1.70 - 1.85  (25.08) - (24.95)

   MFS Value Portfolio                          2004   3,315  1.309 - 1.452      4,440         1.44  1.70 - 2.50      12.89 - 13.98
                                                2003   2,569  1.149 - 1.280      2,990         1.56  1.70 - 2.25      22.05 - 25.00
                                                2002   2,100  0.940 - 0.957      1,980         2.53  1.70 - 2.10  (17.36) - (14.62)
                                                2001   1,480  1.102 - 1.108      1,633         0.73  1.70 - 1.85    (0.90) - (0.72)

   Pioneer Fund Portfolio                       2004     578  1.309 - 1.327        765         1.41  1.70 - 2.50        8.36 - 9.31
                                                2003     263  1.208 - 1.214        319         3.51  1.70 - 2.50       7.63 - 21.40

   U.S. Government Securities Portfolio         2004   4,768  1.040 - 1.359      6,076         5.12  1.70 - 2.50        3.77 - 4.38
                                                2003   4,026  1.007 - 1.302      5,153         4.40  1.70 - 2.25        0.63 - 1.01
                                                2002   4,765  1.110 - 1.289      6,114         7.19  1.70 - 2.10      11.22 - 11.70
                                                2001   4,060  0.998 - 1.154      4,666         4.30  1.70 - 2.10        0.10 - 4.06
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio           2004   2,510  0.983 - 1.352      2,534         0.13  1.70 - 2.25        4.16 - 4.64
                                                2003   2,877  0.940 - 1.298      2,801            -  1.70 - 2.25      18.54 - 27.08
                                                2002   2,872  0.741 - 0.899      2,131            -  1.70 - 2.10  (25.23) - (19.15)
                                                2001   3,300  0.991 - 0.996      3,275            -  1.70 - 1.85  (25.21) - (25.06)

   SB Adjustable Rate Income Portfolio -
      Class I Shares                            2004   1,855  0.990 - 0.995      1,842         2.04  1.70 - 2.50    (0.50) - (0.10)

   Smith Barney Aggressive Growth Portfolio     2004   9,173  0.904 - 1.445      9,679            -  1.70 - 2.50       7.23 - 16.18
                                                2003   7,425  0.837 - 1.345      6,733            -  1.70 - 2.50       8.66 - 32.18
                                                2002   7,083  0.634 - 0.799      4,514            -  1.70 - 2.10  (34.08) - (33.71)
                                                2001   6,281  0.959 - 1.212      6,046            -  1.70 - 2.10      (5.80) - 2.02

   Smith Barney High Income Portfolio           2004   6,183  1.051 - 1.327      6,728         9.51  1.70 - 2.50        7.70 - 8.60
                                                2003   5,262  0.969 - 1.227      5,175         9.64  1.70 - 2.50       0.91 - 25.42
                                                2002   3,502  0.774 - 0.779      2,716        23.55  1.70 - 1.85    (5.03) - (4.88)
                                                2001   3,387  0.815 - 1.037      2,768        12.44  1.70 - 2.10    (5.56) - (1.33)

   Smith Barney Large Capitalization
      Growth Portfolio                          2004  12,896  1.235 - 1.429     16,399         0.43  1.70 - 2.50    (5.20) - (1.34)
                                                2003   9,620  1.254 - 1.456     12,195         0.02  1.70 - 2.25      38.27 - 45.07
                                                2002   9,663  0.866 - 0.872      8,383         0.34  1.70 - 2.10  (26.33) - (26.04)
                                                2001  10,189  1.173 - 1.181     11,964            -  1.70 - 2.10     (14.13) - 6.30

Smith Barney Mid Cap Core Portfolio             2004   5,278  1.025 - 1.427      6,310            -  1.70 - 2.50       7.94 - 11.99
                                                2003   3,631  0.946 - 1.322      3,623            -  1.70 - 2.25      27.05 - 30.25
                                                2002   3,134  0.742 - 0.976      2,351         0.11  1.70 - 2.10  (20.78) - (20.51)
                                                2001   1,785  0.935 - 1.232      1,674            -  1.70 - 2.10     (9.30) - 11.80

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney Money Market Portfolio          2004   7,895  0.965 - 1.084      8,117         0.96  1.70 - 2.50    (1.63) - (0.82)
                                                2003   4,385  0.977 - 1.093      4,699         0.71  1.70 - 2.50    (1.51) - (0.91)
                                                2002  15,474  0.992 - 1.105     17,038         1.21  1.70 - 2.10    (0.80) - (0.36)
                                                2001   6,122  1.000 - 1.109      6,764         2.94  1.70 - 2.10       0.00 - 1.93

   Strategic Equity Portfolio                   2004     556  0.749 - 1.415        515         1.78  1.70 - 2.50        7.77 - 8.35
                                                2003     501  0.692 - 1.313        392            -  1.70 - 2.25       9.74 - 30.39
                                                2002     221  0.532 - 0.533        118         0.58  1.70 - 1.85  (34.80) - (34.76)
                                                2001     224  0.816 - 0.817        183         0.34  1.70 - 1.85     (18.40) - 0.49

   Travelers Managed Income Portfolio           2004  16,698  1.049 - 1.193     19,089         5.63  1.70 - 2.50        0.28 - 1.19
                                                2003  12,076  1.041 - 1.179     14,014         4.89  1.70 - 2.50      (0.09) - 6.60
                                                2002   8,807  0.981 - 1.106      9,606        11.02  1.70 - 2.10        0.10 - 0.45
                                                2001   8,456  0.980 - 1.101      9,275         4.16  1.70 - 2.10      (0.91) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class II Shares  2004     198  0.702 - 1.306        171            -  1.70 - 2.25        4.40 - 5.06
                                                2003     251  0.669 - 1.251        187            -  1.70 - 2.25       8.15 - 24.91
                                                2002     179  0.537 - 0.538         96         0.04  1.70 - 1.85  (33.87) - (33.83)
                                                2001     120  0.812 - 0.813         97            -  1.70 - 1.85  (18.80) - (11.53)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio                   2004   1,675  1.088 - 1.629      2,245         0.12  1.70 - 2.50      12.80 - 16.48
                                                2003     538  0.958 - 1.441        551            -  1.70 - 2.50      20.94 - 39.62
                                                2002     477  0.688 - 0.884        336            -  1.70 - 2.10  (26.96) - (26.21)
                                                2001     326  0.942 - 0.943        307            -  1.70 - 1.85    (6.73) - (5.80)
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio - Service Class 2          2004   2,572  1.504 - 1.718      4,058            -  1.70 - 2.50      17.93 - 22.53
                                                2003   1,517  1.229 - 1.409      1,916         0.23  1.70 - 2.25      31.53 - 40.20
                                                2002   1,229  0.905 - 0.908      1,113         0.36  1.70 - 1.85  (11.71) - (11.50)
                                                2001     299  1.025 - 1.026        307            -  1.70 - 1.85        0.98 - 2.50


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                           ALLIANCEBERNSTEIN GROWTH
                                               AIM V.I. PREMIER EQUITY      AND INCOME PORTFOLIO -     ALLIANCEBERNSTEIN PREMIER
                                                   FUND - SERIES I                 CLASS B            GROWTH PORTFOLIO - CLASS B
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      347,481       387,349     3,477,042     2,890,079     1,077,989       984,085
Accumulation units purchased and
   transferred from other funding options ...        3,206        12,198     1,168,815     1,009,127       997,073       457,144
Accumulation units redeemed and
   transferred to other funding options .....     (154,282)      (52,066)   (1,091,322)     (422,164)     (562,840)     (363,240)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      196,405       347,481     3,554,535     3,477,042     1,512,222     1,077,989
                                              ============  ============  ============  ============  ============  ============

                                                 GLOBAL GROWTH FUND -           GROWTH FUND -            GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES              CLASS 2 SHARES               CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      475,176            --     2,588,759            --     4,312,376            --
Accumulation units purchased and
   transferred from other funding options ...    2,822,151       480,631    12,151,940     2,639,705    14,063,311     4,532,656
Accumulation units redeemed and
   transferred to other funding options .....     (176,497)       (5,455)     (671,659)      (50,946)     (948,119)     (220,280)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,120,830       475,176    14,069,040     2,588,759    17,427,568     4,312,376
                                              ============  ============  ============  ============  ============  ============

                                                 CREDIT SUISSE TRUST         DELAWARE VIP REIT          DELAWARE VIP SMALL CAP
                                              EMERGING MARKETS PORTFOLIO   SERIES - STANDARD CLASS   VALUE SERIES - STANDARD CLASS
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      826,641     1,094,679     1,931,953     1,717,833     1,231,026     1,315,523
Accumulation units purchased and
   transferred from other funding options ...        6,502     2,067,459     1,746,189       554,979     1,562,312       578,801
Accumulation units redeemed and
   transferred to other funding options .....     (177,277)   (2,335,497)     (595,709)     (340,859)     (379,881)     (663,298)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      655,866       826,641     3,082,433     1,931,953     2,413,457     1,231,026
                                              ============  ============  ============  ============  ============  ============

                                               DREYFUS VIF - DEVELOPING        DREYFUS VIF -
                                                  LEADERS PORTFOLIO -          APPRECIATION              FRANKLIN SMALL CAP
                                                     INITIAL SHARES       PORTFOLIO - INITIAL SHARES    FUND - CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    3,373,219     3,503,278     8,002,148     7,426,505     1,708,438     1,319,520
Accumulation units purchased and
   transferred from other funding options ...      793,711       414,311     1,177,376     1,530,099     1,484,565       531,633
Accumulation units redeemed and
   transferred to other funding options .....     (612,559)     (544,370)   (2,193,648)     (954,456)     (484,673)     (142,715)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,554,371     3,373,219     6,985,876     8,002,148     2,708,330     1,708,438
                                              ============  ============  ============  ============  ============  ============


8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                            TEMPLETON DEVELOPING
                                               MUTUAL SHARES SECURITIES     MARKETS SECURITIES        TEMPLETON FOREIGN SECURITIES
                                                 FUND - CLASS 2 SHARES      FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,546,298       301,636       720,782       441,954     3,573,300     2,475,843
 Accumulation units purchased and
    transferred from other funding options ..    2,077,079     2,713,517     1,228,580       352,175     9,002,034     1,470,665
 Accumulation units redeemed and
    transferred to other funding options ....     (320,636)     (468,855)     (195,247)      (73,347)     (941,215)     (373,208)
                                              ------------  ------------  ------------  ------------  ------------  ------------
 Accumulation units end of year .............    4,302,741     2,546,298     1,754,115       720,782    11,634,119     3,573,300
                                              ============  ============  ============  ============  ============  ============

                                                                                                           GROWTH AND INCOME
                                                APPRECIATION PORTFOLIO    FUNDAMENTAL VALUE PORTFOLIO PORTFOLIO - SERVICE SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    4,324,505     2,794,508     4,942,471     5,172,303     2,061,950     2,153,426
 Accumulation units purchased and
    transferred from other funding options ..    3,206,252     2,335,553     2,406,969     1,066,839        37,510       157,722
 Accumulation units redeemed and
    transferred to other funding options ....     (613,667)     (805,556)     (810,812)   (1,296,671)     (787,590)     (249,198)
                                              ------------  ------------  ------------  ------------  ------------  ------------
 Accumulation units end of year .............    6,917,090     4,324,505     6,538,628     4,942,471     1,311,870     2,061,950
                                              ============  ============  ============  ============  ============  ============

                                                 INTERNATIONAL GROWTH          MID CAP GROWTH             LAZARD RETIREMENT
                                              PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES     SMALL CAP PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,871,501     3,266,902     3,444,081     3,347,942        46,879            --
Accumulation units purchased and
   transferred from other funding options ...      120,158       359,440       604,795       474,317       294,764        46,883
Accumulation units redeemed and
   transferred to other funding options .....     (536,501)     (754,841)     (796,708)     (378,178)      (25,952)           (4)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,455,158     2,871,501     3,252,168     3,444,081       315,691        46,879
                                              ============  ============  ============  ============  ============  ============

                                                                                                       TOTAL RETURN PORTFOLIO -
                                              GROWTH AND INCOME PORTFOLIO   MID-CAP VALUE PORTFOLIO      ADMINISTRATIVE CLASS
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      874,344            --       801,130            --    16,389,067     9,869,440
Accumulation units purchased and
   transferred from other funding options ...    4,879,808       907,595     3,953,484       839,942    19,395,906     9,848,175
Accumulation units redeemed and
   transferred to other funding options .....     (390,109)      (33,251)     (323,424)      (38,812)   (3,563,521)   (3,328,548)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    5,364,043       874,344     4,431,190       801,130    32,221,452    16,389,067
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 PUTNAM VT                   PUTNAM VT
                                              PUTNAM VT DISCOVERY GROWTH    INTERNATIONAL EQUITY          SMALL CAP VALUE
                                                FUND - CLASS IB SHARES      FUND - CLASS IB SHARES     FUND - CLASS IB SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........       76,203        66,150     4,170,263     3,642,041       615,382       602,738
Accumulation units purchased and
   transferred from other funding options ...          846        52,320       264,883     1,135,627       386,664       171,773
Accumulation units redeemed and
   transferred to other funding options .....         (398)      (42,267)   (2,375,480)     (607,405)     (227,792)     (159,129)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............       76,651        76,203     2,059,666     4,170,263       774,254       615,382
                                              ============  ============  ============  ============  ============  ============

                                                                                                        SMITH BARNEY DIVIDEND
                                                ALL CAP FUND - CLASS I     INVESTORS FUND - CLASS I       STRATEGY PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,519,293     2,357,564     6,856,045     6,442,705       343,590        94,437
Accumulation units purchased and
   transferred from other funding options ...      919,217       610,518     1,191,624     1,390,590       958,060       268,019
Accumulation units redeemed and
   transferred to other funding options .....     (657,660)     (448,789)   (1,854,422)     (977,250)     (216,958)      (18,866)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,780,850     2,519,293     6,193,247     6,856,045     1,084,692       343,590
                                              ============  ============  ============  ============  ============  ============

                                                 MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                                 PORTFOLIO - ALL CAP       PORTFOLIO - GLOBAL ALL        PORTFOLIO - LARGE CAP
                                                   GROWTH AND VALUE          CAP GROWTH AND VALUE          GROWTH AND VALUE
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........           --            --            --            --            --            --
Accumulation units purchased and
   transferred from other funding options ...    8,219,657            --     2,538,022            --       424,474            --
Accumulation units redeemed and
   transferred to other funding options .....     (350,370)           --      (164,802)           --       (52,419)           --
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    7,869,287            --     2,373,220            --       372,055            --
                                              ============  ============  ============  ============  ============  ============

                                                   STRONG MULTI CAP         DISCIPLINED MID CAP
                                                     VALUE FUND II            STOCK PORTFOLIO          EQUITY INCOME PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      327,188       355,277       337,083       390,694       614,523            --
Accumulation units purchased and
   transferred from other funding options ...       50,394        14,880           849         6,529     1,478,076       632,380
Accumulation units redeemed and
   transferred to other funding options .....      (60,263)      (42,969)      (56,573)      (60,140)     (159,140)      (17,857)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      317,319       327,188       281,359       337,083     1,933,459       614,523
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 FEDERATED HIGH YIELD                                    LAZARD INTERNATIONAL
                                                      PORTFOLIO              LARGE CAP PORTFOLIO           STOCK PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,429,166       266,112     5,073,333     5,142,856     4,545,461     3,918,335
Accumulation units purchased and
   transferred from other funding options ...    2,958,261     2,242,220       933,587       675,444     3,801,058     1,196,371
Accumulation units redeemed and
   transferred to other funding options .....     (444,665)      (79,166)     (739,559)     (744,967)   (1,222,388)     (569,245)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    4,942,762     2,429,166     5,267,361     5,073,333     7,124,131     4,545,461
                                              ============  ============  ============  ============  ============  ============

                                               MERRILL LYNCH LARGE CAP         MFS EMERGING                  MFS MID CAP
                                                   CORE PORTFOLIO             GROWTH PORTFOLIO            GROWTH PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,065,235     2,128,896       257,625       221,636     6,156,397     5,927,700
Accumulation units purchased and
   transferred from other funding options ...      162,341       177,000        64,764        45,895     1,275,507     1,266,972
Accumulation units redeemed and
   transferred to other funding options .....     (377,132)     (240,661)      (97,815)       (9,906)   (1,414,339)   (1,038,275)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    1,850,444     2,065,235       224,574       257,625     6,017,565     6,156,397
                                              ============  ============  ============  ============  ============  ============

                                                                                                            U.S. GOVERNMENT
                                                 MFS VALUE PORTFOLIO       PIONEER FUND PORTFOLIO        SECURITIES PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,569,332     2,100,219       263,294            --     4,026,172     4,765,321
Accumulation units purchased and
   transferred from other funding options ...    1,109,270       901,789       403,017       263,399     1,860,809     1,875,670
Accumulation units redeemed and
   transferred to other funding options .....     (363,470)     (432,676)      (87,947)         (105)   (1,118,818)   (2,614,819)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,315,132     2,569,332       578,364       263,294     4,768,163     4,026,172
                                              ============  ============  ============  ============  ============  ============

                                                     AIM CAPITAL          SB ADJUSTABLE RATE INCOME    SMITH BARNEY AGGRESSIVE
                                                APPRECIATION PORTFOLIO    PORTFOLIO - CLASS I SHARES       GROWTH PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,877,340     2,872,040            --            --     7,424,619     7,082,558
Accumulation units purchased and
   transferred from other funding options ...      216,134       525,645     2,080,297            --     3,455,411     1,882,771
Accumulation units redeemed and
   transferred to other funding options .....     (583,572)     (520,345)     (225,454)           --    (1,707,508)   (1,540,710)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,509,902     2,877,340     1,854,843            --     9,172,522     7,424,619
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                             SMITH BARNEY LARGE
                                                    SMITH BARNEY            CAPITALIZATION GROWTH        SMITH BARNEY MID CAP
                                                HIGH INCOME PORTFOLIO             PORTFOLIO                 CORE PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    5,262,180     3,502,321     9,619,905     9,662,859     3,631,229     3,134,057
Accumulation units purchased and
   transferred from other funding options ...    1,665,359     3,171,890     4,464,469     2,186,116     2,390,595     1,100,254
Accumulation units redeemed and
   transferred to other funding options .....     (744,747)   (1,412,031)   (1,188,230)   (2,229,070)     (744,227)     (603,082)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    6,182,792     5,262,180    12,896,144     9,619,905     5,277,597     3,631,229
                                              ============  ============  ============  ============  ============  ============

                                                  SMITH BARNEY MONEY                                       TRAVELERS MANAGED
                                                   MARKET PORTFOLIO       STRATEGIC EQUITY PORTFOLIO       INCOME PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    4,385,475    15,473,554       500,847       221,256    12,075,915     8,807,235
Accumulation units purchased and
   transferred from other funding options ...    7,950,256     5,210,413       285,496       349,072     6,677,832     5,080,360
Accumulation units redeemed and
   transferred to other funding options .....   (4,440,988)  (16,298,492)     (229,945)      (69,481)   (2,055,649)   (1,811,680)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    7,894,743     4,385,475       556,398       500,847    16,698,098    12,075,915
                                              ============  ============  ============  ============  ============  ============

                                                                                SMITH BARNEY
                                              EMERGING GROWTH PORTFOLIO -     SMALL CAP GROWTH           MID CAP PORTFOLIO -
                                                   CLASS II SHARES         OPPORTUNITIES PORTFOLIO         SERVICE CLASS 2
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      250,565       179,158       538,196       477,078     1,517,229     1,228,578
Accumulation units purchased and
   transferred from other funding options ...      118,602        79,177     1,224,482       252,002     1,470,533       557,733
Accumulation units redeemed and
   transferred to other funding options .....     (170,880)       (7,770)      (87,608)     (190,884)     (415,835)     (269,082)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      198,287       250,565     1,675,070       538,196     2,571,927     1,517,229
                                              ============  ============  ============  ============  ============  ============

                                                       COMBINED
                                              --------------------------
                                                   2004          2003
                                                   ----          ----
Accumulation units beginning of year ........  163,277,641   141,526,180
Accumulation units purchased and
   transferred from other funding options ...  146,185,336    68,704,395
Accumulation units redeemed and
   transferred to other funding options .....  (41,990,901)  (46,952,934)
                                              ------------  ------------
Accumulation units end of year ..............  267,472,076   163,277,641
                                              ============  ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account TM for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut





















This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM for Variable Annuities or shares of Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.















Sep TM  (Annual)  (12-04)  Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                               MARQUIS PORTFOLIOS



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-21254S                                                                May 2005

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the year ended December 31, 2004 Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003 Statement of Investments as of December 31, 2004 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002 Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002 Notes to Consolidated Financial Statements

       Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herein.

       11.        Not applicable.

       12.        Not applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 12, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement filed April 10, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement filed April 24, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, file No. 333-40193, filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH INSURANCE COMPANY

George C. Kokulis          Director, Chairman, President and
                           Chief Executive Officer

Glenn D. Lammey            Director, Senior Executive Vice President,
                           Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston        Director and Executive Vice President

Edward W. Cassidy          Director and Executive Vice President

Brendan M. Lynch           Executive Vice President

David P. Marks             Executive Vice President and Chief Investment Officer

Winnifred Grimaldi         Senior Vice President

Marla Berman Lewitus       Director, Senior Vice President and General Counsel

William P. Krivoshik       Director, Senior Vice President and
                           Chief Information Officer

David A. Golino            Vice President and Controller

Donald R. Munson, Jr.      Vice President

Mark Remington             Vice President

Tim W. Still               Vice President

Bennett Kleinberg          Vice President

Dawn Fredette              Vice President

George E. Eknaian          Vice President and Chief Actuary

Linn K. Richardson         Second Vice President and Actuary

Paul Weissman              Second Vice President and Actuary

Ernest J.Wright            Vice President and Secretary

Kathleen A. McGah          Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 3,306 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL          POSITIONS AND OFFICES
       BUSINESS ADDRESS            WITH UNDERWRITER
       ----------------            ----------------

       Kathleen L. Preston         Board of Manager

       Glenn D. Lammey             Board of Manager

       William F. Scully III       Board of Manager

       Donald R. Munson, Jr.       Board of Manager, President, Chief Executive
                                   Officer and Chief Operating Officer

       Tim W. Still                Vice President

       Anthony Cocolla             Vice President

       John M. Laverty             Treasurer and Chief Financial Officer

       Stephen E. Abbey            Chief Compliance Officer

       Alison K. George            Director and Chief Advertising
                                   Compliance Officer

       Stephen T. Mullin           Chief Compliance Officer

       Ernest J. Wright            Secretary

       Kathleen A. McGah           Assistant Secretary

       William D. Wilcox           Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of April, 2005.


            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                      ------------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2005.



*GEORGE C. KOKULIS                   Director, President and Chief Executive
--------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                     Director, Chief Financial Officer, Chief
--------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                    Officer)

*MARLA BERMAN LEWITUS                Director, Senior Vice President and General
--------------------------------     Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                 Director and Executive Vice President
--------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                   Director and Executive Vice President
--------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                Director, Senior Vice President and Chief
--------------------------------     Information Officer
(William P. Krivoshik)



*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------
    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.